UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Shareholder Reports.

Annual Report

December 31, 2019

State Street S&P 500 Index V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street S&P 500 Index V.I.S. Fund

Annual Report

December 31, 2019

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street S&P 500 Index V.I.S. Fund

Notes to Performance — December 31, 2019 (Unaudited)

The information provided on the performance page relates to the State Street S&P 500 Index V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Fund is not sponsored, endorsed, sold or promoted by S&P Global Ratings (“S&P”), and S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the Fund to track general stock market performance.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street S&P 500 Index V.I.S. Fund

Management’s Discussion of Fund Performance (Unaudited)

The State Street S&P 500 Index V.I.S. Fund (the “Fund”) seeks growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor’s 500 Stock Index. The Fund seeks to replicate the return of the S&P 500 Index while holding transaction costs low and minimizing portfolio turnover. The Fund’s benchmark is S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 31.05%, and the Index was 31.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index

The Index started the new year just a hair above 2,500 in terms of price index levels. As the recovery in stocks took shape amid expectations for easing monetary conditions, technical strategists noted that a level of 2,600 was likely to provide some resistance. Right around mid-January the Index overtook that psychological level, amid some encouraging early signs from fourth-quarter earnings. The progression of both economic data points and earnings releases provided a reasonable amount of fodder for both bulls and bears to latch onto, but a temporary measure to end the US government shutdown and a dovish turn from the Federal Reserve helped the Index eclipse 2,700 by the end of January. This meant the Index returned over 8% for the month. The next two months of Q1 posted positive returns, albeit at a decelerating pace, to end the quarter up 13.65%.

April marked another solid month for growth assets as investors embraced optimism about trade policy between the United States and China, and earnings results continued to outpace analyst estimates. The Index closed the month at a new all-time high. As quickly as the monthly calendar turned, investors were met with increasingly uncomfortable developments. On the very first day of May, Federal Reserve Chair Jerome Powell pushed back on market expectations for interest rate cuts by suggesting that recent low levels of inflation were likely transitory. From there, trade conflict between the United States and the rest of the world took center stage, battering equity markets. As May turned to June, liquidity returned and sent the Index to new all-time highs. The Index after the first six months closed with a positive 18.54% return.

Markets entered the third quarter with a sense of cautious optimism following the G20 summit in Japan, where the United States and China reached a truce on the ongoing trade conflict and also agreed to restart trade negotiations. The favorable sentiment would prevail for much of July, as the Index eclipsed 3,000 for the first time ever. However, as the calendar shifted into August and September the market flattened and barely posted any gain over the next two months.

Apart from some modest hiccups at the beginning of October and end of November, US equities made mostly uninterrupted progress during the fourth quarter. Markets started out with some back and forth price action as investors balanced weak manufacturing data and the likelihood of lower interest rates with third-quarter earnings expectations that were relatively downbeat. An apparent truce in the US/China trade conflict helped lift sentiment in US equities as the US agreed to delay a tariff hike that was scheduled for the middle of October. Turning to November, the S&P 500 Index advanced nearly 1% on the first day of month. US stocks then hit a modest soft patch amidst some negative trade headlines and the passage of the Hong Kong Human Rights and Democracy Act in the US House of Representatives. Equity markets recovered right up until the end of November when news that President Trump had signed that same bill led to a risk-off environment. US markets were still a little jittery in early December as President Trump announced the re-imposition of steel and aluminum tariffs on Brazil and Argentina, but the announcement later in the month of a Phase One trade deal with China carried equity markets into a strong close for 2019. The Index rallied 9.07% in the fourth quarter and added 31.49% for the Reporting Period overall.

The Fund used futures in order to obtain full equity exposure and equitize cash and income receivable. The Fund’s use of futures helped the Fund track the Index.

On a sector level, the top positive contributors to the Fund’s performance during the Reporting Period were Information Technology and Financials. The top negative contributors to the Fund’s performance during the Reporting Period were Energy and Materials.

On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Facebook, Inc. Class A, and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Occidental Petroleum Corporation, Pfizer Inc., and AbbVie Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,107.40	$1,023.49
Expenses Paid During the Period*	$1.81	$1.73

*

Expenses are equal to the Fund’s annualized expense ratio of 0.34% (for the period July 1, 2019 - December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Apple Inc.	4.56%

Microsoft Corp.	4.47%

Amazon.com Inc.	2.86%

Facebook Inc., Class A	1.84%

Berkshire Hathaway Inc., Class B	1.65%

JPMorgan Chase & Co.	1.63%

Alphabet Inc., Class A	1.50%

Alphabet Inc., Class C	1.49%

Johnson & Johnson	1.43%

Visa Inc., Class A	1.19%

Sector Allocation as of December 31, 2019

Portfolio composition as a % of Fair Value of $186,613 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

Class 1 Shares (Inception date: 4/15/85)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street S&P 500 Index V.I.S. Fund	31.05%	11.34%	13.21%	$34,571

S&P 500® Index	31.49%	11.70%	13.56%	$35,656

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Liquid Reserves Fund — Premier Class.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Common Stock - 99.4% †
Advertising - 0.1%
Omnicom Group Inc.	1,543	125,014
The Interpublic Group of Companies Inc.	2,720	62,832

		187,846

Aerospace & Defense - 2.4%
Arconic Inc.	2,788	85,787
General Dynamics Corp.	1,612	284,276
Huntington Ingalls Industries Inc.	300	75,264
L3Harris Technologies Inc.	1,565	309,667
Lockheed Martin Corp.	1,731	674,017
Northrop Grumman Corp.	1,097	377,335
Raytheon Co.	1,961	430,910
Textron Inc.	1,525	68,015
The Boeing Co.	3,689	1,201,729
TransDigm Group Inc.	333	186,480
United Technologies Corp.	5,552	831,467

		4,524,947

Agricultural & Farm Machinery - 0.2%
Deere & Co.	2,226	385,677

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	3,924	181,877

Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc.	1,029	80,468
Expeditors International of Washington Inc.	1,199	93,546
FedEx Corp.	1,688	255,242
United Parcel Service Inc., Class B	4,776	559,079

		988,335

Airlines - 0.4%
Alaska Air Group Inc. (a)	1,000	67,750
American Airlines Group Inc.	2,398	68,775
Delta Air Lines Inc.	3,906	228,423
Southwest Airlines Co.	3,334	179,969
United Airlines Holdings Inc. (b)	1,450	127,730

		672,647

Alternative Carriers - 0.1%
CenturyLink Inc.	7,333	96,869

Apparel Retail - 0.5%
L Brands Inc.	1,488	26,962
Ross Stores Inc.	2,577	300,014
The Gap Inc.	1,676	29,632
The TJX Companies Inc.	8,495	518,705

		875,313

	Number of Shares	Fair Value $
Apparel, Accessories & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	1,222	46,619
Hanesbrands Inc.	2,400	35,640
PVH Corp.	518	54,468
Ralph Lauren Corp.	400	46,888
Tapestry Inc.	2,289	61,735
Under Armour Inc., Class A (b)	1,700	36,720
Under Armour Inc., Class C (b)	1,712	32,836
VF Corp.	2,202	219,451

		534,357

Application Software - 1.8%
Adobe Inc. (a)(b)	3,309	1,091,341
ANSYS Inc. (b)	600	154,446
Autodesk Inc. (b)	1,548	283,996
Cadence Design Systems Inc. (b)	1,900	131,784
Citrix Systems Inc.	907	100,586
Intuit Inc.	1,787	468,069
salesforce.com Inc. (b)	6,112	994,056
Synopsys Inc. (b)	999	139,061

		3,363,339

Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	905	150,755
BlackRock Inc.	809	406,684
Franklin Resources Inc.	2,000	51,960
Invesco Ltd.	2,050	36,859
Northern Trust Corp.	1,496	158,935
State Street Corp. (c)	2,611	206,530
T Rowe Price Group Inc.	1,540	187,634
The Bank of New York Mellon Corp.	5,837	293,776

		1,493,133

Auto Parts & Equipment - 0.1%
Aptiv PLC	1,856	176,264
BorgWarner Inc.	1,347	58,433

		234,697

Automobile Manufacturers - 0.3%
Ford Motor Co.	27,626	256,922
General Motors Co.	8,886	325,227

		582,149

Automotive Retail - 0.3%
Advance Auto Parts Inc. (a)	522	83,604
AutoZone Inc. (b)	166	197,757
CarMax Inc. (b)	1,190	104,327
O’Reilly Automotive Inc. (b)	549	240,605

		626,293

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Biotechnology - 2.0%
AbbVie Inc. (a)	10,163	899,832
Alexion Pharmaceuticals Inc. (a)(b)	1,601	173,148
Amgen Inc.	4,164	1,003,816
Biogen Inc. (b)	1,258	373,286
Gilead Sciences Inc.	8,751	568,640
Incyte Corp. (b)	1,200	104,784
Regeneron Pharmaceuticals Inc. (b)	550	206,514
Vertex Pharmaceuticals Inc. (b)	1,800	394,110

		3,724,130

Brewers - 0.0%*
Molson Coors Brewing Co., Class B	1,298	69,962

Broadcasting - 0.2%
Discovery Inc., Class A (b)	1,106	36,210
Discovery Inc., Class C (b)	2,636	80,372
Fox Corp., Class A	2,615	96,938
Fox Corp., Class B (b)	1,130	41,132
ViacomCBS Inc., Class B	3,494	146,643

		401,295

Building Products - 0.3%
Allegion PLC	733	91,288
AO Smith Corp. (a)	972	46,306
Fortune Brands Home & Security Inc.	1,000	65,340
Johnson Controls International PLC	5,142	209,331
Masco Corp.	1,824	87,533

		499,798

Cable & Satellite - 1.1%
Charter Communications Inc., Class A (b)	1,105	536,014
Comcast Corp., Class A	31,431	1,413,452
DISH Network Corp., Class A (b)	1,581	56,078

		2,005,544

Casinos & Gaming - 0.2%
Las Vegas Sands Corp.	2,400	165,696
MGM Resorts International	3,500	116,445
Wynn Resorts Ltd.	657	91,238

		373,379

Commodity Chemicals - 0.2%
Dow Inc. (b)	5,284	289,193
LyondellBasell Industries N.V., Class A	1,762	166,474

		455,667

	Number of Shares	Fair Value $
Communications Equipment - 1.0%
Arista Networks Inc. (b)	350	71,190
Cisco Systems Inc.	29,399	1,409,976
F5 Networks Inc. (b)	400	55,860
Juniper Networks Inc.	2,247	55,344
Motorola Solutions Inc.	1,144	184,344

		1,776,714

Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,559	136,880

Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	850	76,355
Quanta Services Inc.	1,200	48,852

		125,207

Construction Machinery & Heavy Trucks - 0.6%
Caterpillar Inc.	3,908	577,133
Cummins Inc.	1,056	188,982
PACCAR Inc.	2,403	190,077
Westinghouse Air Brake Technologies Corp.	1,297	100,907

		1,057,099

Construction Materials - 0.1%
Martin Marietta Materials Inc.	400	111,856
Vulcan Materials Co.	973	140,102

		251,958

Consumer Electronics - 0.0%*
Garmin Ltd.	800	78,048

Consumer Finance - 0.7%
American Express Co.	4,642	577,883
Capital One Financial Corp.	3,295	339,088
Discover Financial Services	2,277	193,135
Synchrony Financial	4,277	154,015

		1,264,121

Copper - 0.1%
Freeport-McMoRan Inc.	10,498	137,734

Data Processing & Outsourced Services - 4.1%
Alliance Data Systems Corp. (a)	325	36,465
Automatic Data Processing Inc.	3,053	520,537
Broadridge Financial Solutions Inc.	800	98,832
Fidelity National Information Services Inc.	4,300	598,087
Fiserv Inc. (b)	4,058	469,227
FleetCor Technologies Inc. (b)	600	172,632
Global Payments Inc.	2,088	381,185

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Jack Henry & Associates Inc.	600	87,402
Mastercard Inc., Class A	6,144	1,834,537
Paychex Inc.	2,334	198,530
PayPal Holdings Inc. (b)	8,243	891,645
The Western Union Co.	3,224	86,339
Visa Inc., Class A	11,827	2,222,293

		7,597,711

Department Stores - 0.1%
Kohl’s Corp.	1,273	64,859
Macy’s Inc.	2,334	39,678
Nordstrom Inc.	592	24,231

		128,768

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	1,294	87,475
Constellation Brands Inc., Class A	1,179	223,715

		311,190

Distributors - 0.1%
Genuine Parts Co.	945	100,387
LKQ Corp. (b)	1,952	69,687

		170,074

Diversified Banks - 4.4%
Bank of America Corp.	56,026	1,973,236
Citigroup Inc.	15,032	1,200,907
JPMorgan Chase & Co.	21,781	3,036,271
U.S. Bancorp	9,749	578,018
Wells Fargo & Co.	26,599	1,431,026

		8,219,458

Diversified Chemicals - 0.0%*
Eastman Chemical Co.	918	72,761

Diversified Support Services - 0.1%
Cintas Corp.	564	151,761
Copart Inc. (b)	1,300	118,222

		269,983

Drug Retail - 0.2%
Walgreens Boots Alliance Inc.	5,313	313,254

Electric Utilities - 2.0%
Alliant Energy Corp. (a)	1,600	87,552
American Electric Power Company Inc.	3,483	329,178
Duke Energy Corp.	5,082	463,529
Edison International	2,442	184,151
Entergy Corp.	1,253	150,109
Evergy Inc.	1,599	104,079
Eversource Energy	2,330	198,213

	Number of Shares	Fair Value $
Exelon Corp.	6,934	316,121
FirstEnergy Corp.	3,854	187,305
NextEra Energy Inc.	3,402	823,828
Pinnacle West Capital Corp.	700	62,951
PPL Corp.	5,037	180,728
The Southern Co.	7,258	462,335
Xcel Energy Inc.	3,606	228,945

		3,779,024

Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,600	159,584
Eaton Corporation PLC	2,800	265,216
Emerson Electric Co.	4,230	322,580
Rockwell Automation Inc.	819	165,987

		913,367

Electronic Components - 0.2%
Amphenol Corp., Class A	2,000	216,460
Corning Inc.	5,134	149,451

		365,911

Electronic Equipment & Instruments - 0.1%
FLIR Systems Inc.	1,100	57,277
Keysight Technologies Inc. (b)	1,400	143,682
Zebra Technologies Corp., Class A (b)	300	76,632

		277,591

Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (b)	300	43,476
TE Connectivity Ltd.	2,254	216,023

		259,499

Environmental & Facilities Services - 0.3%
Republic Services Inc.	1,415	126,826
Rollins Inc.	1,200	39,792
Waste Management Inc.	2,703	308,034

		474,652

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings Inc.	1,685	80,442
Corteva Inc. (b)	5,417	160,127
FMC Corp.	981	97,923
The Mosaic Co.	2,500	54,100

		392,592

Financial Exchanges & Data - 1.1%
Cboe Global Markets Inc.	800	96,000
CME Group Inc.	2,519	505,614
Intercontinental Exchange Inc.	3,813	352,893
MarketAxess Holdings Inc.	250	94,778
Moody’s Corp.	1,156	274,446

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

MSCI Inc.	600	154,908
Nasdaq Inc.	834	89,321
S&P Global Inc.	1,657	452,444

		2,020,404

Food Distributors - 0.2%
Sysco Corp.	3,618	309,484

Food Retail - 0.1%
The Kroger Co.	5,490	159,155

Footwear - 0.5%
NIKE Inc., Class B	8,642	875,521

Gas Utilities - 0.1%
Atmos Energy Corp.	900	100,674

General Merchandise Stores - 0.5%
Dollar General Corp.	1,812	282,636
Dollar Tree Inc. (b)	1,692	159,132
Target Corp.	3,495	448,094

		889,862

Gold - 0.1%
Newmont Goldcorp Corp.	5,411	235,108

Health Care REITs - 0.3%
Healthpeak Properties Inc.	3,274	112,855
Ventas Inc.	2,629	151,798
Welltower Inc.	2,800	228,984

		493,637

Healthcare Distributors - 0.2%
AmerisourceBergen Corp.	1,061	90,206
Cardinal Health Inc.	1,868	94,483
Henry Schein Inc. (b)	1,098	73,259
McKesson Corp.	1,189	164,463

		422,411

Healthcare Equipment - 3.3%
Abbott Laboratories (a)	12,214	1,060,908
ABIOMED Inc. (a)(b)	300	51,177
Baxter International Inc.	3,377	282,385
Becton Dickinson and Co.	1,883	512,120
Boston Scientific Corp. (b)	9,799	443,111
Danaher Corp.	4,400	675,312
Edwards Lifesciences Corp. (b)	1,400	326,606
Hologic Inc. (b)	1,900	99,199
IDEXX Laboratories Inc. (b)	622	162,423
Intuitive Surgical Inc. (b)	796	470,555
Medtronic PLC	9,247	1,049,072
ResMed Inc.	986	152,801
STERIS PLC	500	76,210
Stryker Corp.	2,181	457,879

	Number of Shares	Fair Value $
Teleflex Inc.	300	112,932
Varian Medical Systems Inc. (b)	634	90,034
Zimmer Biomet Holdings Inc.	1,337	200,122

		6,222,846

Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,891	279,509
Universal Health Services Inc., Class B	558	80,050

		359,559

Healthcare Services - 0.8%
Cigna Corp. (b)	2,565	524,517
CVS Health Corp.	9,141	679,085
DaVita Inc. (b)	558	41,866
Laboratory Corporation of America Holdings (b)	700	118,419
Quest Diagnostics Inc.	1,000	106,790

		1,470,677

Healthcare Supplies - 0.2%
Align Technology Inc. (a)(b)	461	128,638
DENTSPLY SIRONA Inc.	1,532	86,696
The Cooper Companies Inc.	315	101,206

		316,540

Healthcare Technology - 0.1%
Cerner Corp.	2,100	154,119

Home Building - 0.2%
D.R. Horton Inc.	2,400	126,600
Lennar Corp., Class A	2,100	117,159
NVR Inc. (b)	20	76,168
PulteGroup Inc.	1,535	59,558

		379,485

Home Furnishings - 0.1%
Leggett & Platt Inc.	1,000	50,830
Mohawk Industries Inc. (b)	400	54,552

		105,382

Home Improvement Retail - 1.2%
Lowe’s Companies Inc.	5,331	638,440
The Home Depot Inc.	7,589	1,657,286

		2,295,726

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	4,517	83,790

Hotels, Resorts & Cruise Lines - 0.5%
Carnival Corp.	2,900	147,407
Hilton Worldwide Holdings Inc.	1,900	210,729

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Marriott International Inc., Class A	1,882	284,991
Norwegian Cruise Line Holdings Ltd. (b)	1,500	87,615
Royal Caribbean Cruises Ltd.	1,263	168,623

		899,365

Household Appliances - 0.0%*
Whirlpool Corp.	462	68,159

Household Products - 1.7%
Church & Dwight Company Inc.	1,838	129,285
Colgate-Palmolive Co.	5,853	402,920
Kimberly-Clark Corp.	2,412	331,771
The Clorox Co.	859	131,891
The Procter & Gamble Co.	17,251	2,154,650

		3,150,517

Housewares & Specialties - 0.0%*
Newell Brands Inc.	2,334	44,859

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	875	55,256

Hypermarkets & Super Centers - 1.1%
Costco Wholesale Corp.	2,998	881,172
Walmart Inc.	9,848	1,170,336

		2,051,508

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	4,826	96,037
NRG Energy Inc.	1,738	69,086

		165,123

Industrial Conglomerates - 1.3%
3M Co. (a)	4,006	706,739
General Electric Co.	59,994	669,533
Honeywell International Inc.	4,949	875,973
Roper Technologies Inc.	728	257,879

		2,510,124

Industrial Gases - 0.6%
Air Products & Chemicals Inc. (a)	1,541	362,119
Linde PLC	3,722	792,414

		1,154,533

Industrial Machinery - 0.8%
Dover Corp.	1,009	116,297
Flowserve Corp.	900	44,793
Fortive Corp.	2,149	164,162
IDEX Corp.	500	86,000
Illinois Tool Works Inc.	1,960	352,075
Ingersoll-Rand PLC	1,600	212,672

	Number of Shares	Fair Value $
Parker-Hannifin Corp.	934	192,236
Pentair PLC	1,146	52,567
Snap-on Inc.	409	69,285
Stanley Black & Decker Inc.	1,099	182,148
Xylem Inc.	1,281	100,930

		1,573,165

Industrial REITs - 0.3%
Duke Realty Corp.	2,500	86,675
Prologis Inc. REIT	4,457	397,297

		483,972

Insurance Brokers - 0.5%
Aon PLC	1,634	340,346
Arthur J Gallagher & Co.	1,227	116,847
Marsh & McLennan Companies Inc.	3,526	392,832
Willis Towers Watson PLC	858	173,264

		1,023,289

Integrated Oil & Gas - 2.1%
Chevron Corp.	13,193	1,589,889
Exxon Mobil Corp.	29,339	2,047,275
Occidental Petroleum Corp.	6,029	248,455

		3,885,619

Integrated Telecommunication Services - 2.0%
AT&T Inc.	50,766	1,983,935
Verizon Communications Inc.	28,692	1,761,689

		3,745,624

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc. (a)	5,400	320,868
Electronic Arts Inc. (b)	2,105	226,309
Take-Two Interactive Software Inc. (b)	800	97,944

		645,121

Interactive Media & Services - 4.9%
Alphabet Inc., Class A (a)(b)	2,086	2,793,968
Alphabet Inc., Class C (b)	2,072	2,770,305
Facebook Inc., Class A (b)	16,749	3,437,732
Twitter Inc. (b)	5,100	163,455

		9,165,460

Internet & Direct Marketing Retail - 3.3%
Amazon.com Inc. (b)	2,889	5,338,410
Booking Holdings Inc. (b)	293	601,743
eBay Inc.	5,260	189,938
Expedia Group Inc.	850	91,919

		6,222,010

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)(b)	1,133	97,869
VeriSign Inc. (b)	724	139,500

		237,369

Investment Banking & Brokerage - 0.8%
E*TRADE Financial Corp.	1,640	74,407
Morgan Stanley	8,329	425,778
Raymond James Financial Inc.	904	80,872
The Charles Schwab Corp.	7,911	376,247
The Goldman Sachs Group Inc.	2,203	506,536

		1,463,840

IT Consulting & Other Services - 1.2%
Accenture PLC, Class A (a)	4,445	935,984
Cognizant Technology Solutions Corp., Class A	3,976	246,592
DXC Technology Co.	1,824	68,564
Gartner Inc. (b)	600	92,460
International Business Machines Corp.	6,111	819,118
Leidos Holdings Inc.	1,000	97,890

		2,260,608

Leisure Products - 0.0%*
Hasbro Inc.	796	84,066

Life & Health Insurance - 0.6%
Aflac Inc. (a)	5,226	276,455
Globe Life Inc.	666	70,097
Lincoln National Corp.	1,560	92,056
MetLife Inc.	5,560	283,393
Principal Financial Group Inc.	1,711	94,105
Prudential Financial Inc.	2,801	262,566
Unum Group	1,589	46,335

		1,125,007

Life Sciences Tools & Services - 1.0%
Agilent Technologies Inc. (a)	2,022	172,497
Illumina Inc. (b)	1,001	332,072
IQVIA Holdings Inc. (b)	1,300	200,863
Mettler-Toledo International Inc. (b)	179	141,997
PerkinElmer Inc.	711	69,038
Thermo Fisher Scientific Inc.	2,728	886,245
Waters Corp. (b)	484	113,087

		1,915,799

Managed Healthcare - 1.7%
Anthem Inc.	1,775	536,103
Centene Corp. (b)	3,027	190,308
Humana Inc.	927	339,764

	Number of Shares	Fair Value $
UnitedHealth Group Inc.	6,600	1,940,268
WellCare Health Plans Inc. (b)	300	99,063

		3,105,506

Metal & Glass Containers - 0.1%
Ball Corp.	2,382	154,044

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	1,135	42,211

Movies & Entertainment - 1.5%
Live Nation Entertainment Inc. (b)	800	57,176
Netflix Inc. (b)	2,990	967,474
The Walt Disney Co.	12,527	1,811,780

		2,836,430

Multi-Line Insurance - 0.3%
American International Group Inc.	6,229	319,735
Assurant Inc.	339	44,436
The Hartford Financial Services Group Inc.	2,544	154,599

		518,770

Multi-Sector Holdings - 1.6%
Berkshire Hathaway Inc., Class B (b)	13,596	3,079,494

Multi-Utilities - 1.0%
Ameren Corp.	1,642	126,106
CenterPoint Energy Inc.	3,718	101,390
CMS Energy Corp.	2,000	125,680
Consolidated Edison Inc.	2,255	204,010
Dominion Energy Inc.	5,717	473,482
DTE Energy Co.	1,280	166,233
NiSource Inc.	2,515	70,018
Public Service Enterprise Group Inc.	3,492	206,202
Sempra Energy	1,800	272,664
WEC Energy Group Inc.	2,209	203,736

		1,949,521

Office REITs - 0.2%
Alexandria Real Estate Equities Inc. (a)	800	129,264
Boston Properties Inc.	898	123,798
SL Green Realty Corp.	600	55,128
Vornado Realty Trust	1,211	80,532

		388,722

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	900	40,887

Oil & Gas Equipment & Services - 0.4%
Baker Hughes Co.	3,481	89,218
Halliburton Co.	6,458	158,027
National Oilwell Varco Inc.	2,846	71,292
Schlumberger Ltd.	9,384	377,237
TechnipFMC PLC	2,686	57,588

		753,362

Oil & Gas Exploration & Production - 1.0%
Apache Corp.	2,948	75,439
Cabot Oil & Gas Corp.	3,135	54,580
Cimarex Energy Co.	700	36,743
Concho Resources Inc.	1,500	131,355
ConocoPhillips	7,635	496,504
Devon Energy Corp.	2,992	77,702
Diamondback Energy Inc.	1,100	102,146
EOG Resources Inc.	4,100	343,416
Hess Corp.	1,818	121,461
Marathon Oil Corp.	5,742	77,977
Noble Energy Inc.	3,700	91,908
Pioneer Natural Resources Co.	1,200	181,644

		1,790,875

Oil & Gas Refining & Marketing - 0.5%
HollyFrontier Corp.	900	45,639
Marathon Petroleum Corp.	4,576	275,704
Phillips 66	3,161	352,167
Valero Energy Corp.	2,828	264,842

		938,352

Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan Inc.	13,304	281,646
ONEOK Inc.	3,000	227,010
The Williams Companies Inc.	8,571	203,304

		711,960

Packaged Foods & Meats - 1.1%
Campbell Soup Co.	1,215	60,045
Conagra Brands Inc.	3,254	111,417
General Mills Inc.	4,136	221,524
Hormel Foods Corp.	1,800	81,198
Kellogg Co.	1,701	117,641
Lamb Weston Holdings Inc.	1,100	94,633
McCormick & Company Inc.	900	152,757
Mondelez International Inc., Class A	10,136	558,291
The Hershey Co.	1,016	149,332
The JM Smucker Co.	847	88,198

	Number of Shares	Fair Value $
The Kraft Heinz Co.	4,395	141,211
Tyson Foods Inc., Class A	2,166	197,193

		1,973,440

Paper Packaging - 0.3%
Amcor PLC (b)	11,782	127,717
Avery Dennison Corp.	492	64,363
International Paper Co.	2,530	116,507
Packaging Corporation of America	685	76,713
Sealed Air Corp.	931	37,082
WestRock Co.	1,775	76,165

		498,547

Personal Products - 0.2%
Coty Inc., Class A	1,910	21,487
The Estee Lauder Companies Inc., Class A	1,579	326,127

		347,614

Pharmaceuticals - 4.6%
Allergan PLC	2,249	429,941
Bristol-Myers Squibb Co.	16,244	1,042,702
Eli Lilly & Co.	5,842	767,814
Johnson & Johnson	18,327	2,673,360
Merck & Company Inc.	17,568	1,597,810
Mylan N.V. (b)	3,904	78,470
Perrigo Company PLC	975	50,369
Pfizer Inc.	38,535	1,509,801
Zoetis Inc.	3,346	442,843

		8,593,110

Property & Casualty Insurance - 0.8%
Chubb Ltd.	3,161	492,041
Cincinnati Financial Corp.	1,092	114,824
Loews Corp.	1,862	97,736
The Allstate Corp. (a)	2,186	245,816
The Progressive Corp.	4,103	297,016
The Travelers Companies Inc.	1,867	255,686
WR Berkley Corp.	1,000	69,100

		1,572,219

Publishing - 0.0%*
News Corp., Class A	2,596	36,707

Railroads - 0.9%
CSX Corp.	5,400	390,744
Kansas City Southern	700	107,212
Norfolk Southern Corp.	1,845	358,170
Union Pacific Corp.	4,808	869,238

		1,725,364

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Real Estate Services - 0.1%
CBRE Group Inc., Class A (b)	2,321	142,254

Regional Banks - 1.2%
Citizens Financial Group Inc.	3,000	121,830
Comerica Inc.	1,148	82,369
Fifth Third Bancorp	4,735	145,554
First Republic Bank	1,200	140,940
Huntington Bancshares Inc.	6,934	104,565
KeyCorp	6,928	140,223
M&T Bank Corp.	890	151,077
People’s United Financial Inc.	3,200	54,080
Regions Financial Corp.	7,168	123,003
SVB Financial Group (b)	400	100,416
The PNC Financial Services Group Inc.	3,039	485,115
Truist Financial Corp.	9,118	513,526
Zions Bancorp NA	1,000	51,920

		2,214,618

Reinsurance - 0.0%*
Everest Re Group Ltd.	300	83,052

Research & Consulting Services - 0.3%
Equifax Inc.	846	118,542
IHS Markit Ltd. (b)	2,800	210,980
Nielsen Holdings PLC	2,328	47,258
Verisk Analytics Inc.	1,200	179,208

		555,988

Residential REITs - 0.4%
Apartment Investment & Management Co., Class A	977	50,462
AvalonBay Communities Inc.	972	203,829
Equity Residential	2,508	202,947
Essex Property Trust Inc.	450	135,387
Mid-America Apartment Communities Inc.	800	105,488
UDR Inc.	1,900	88,730

		786,843

Restaurants - 1.2%
Chipotle Mexican Grill Inc. (b)	160	133,937
Darden Restaurants Inc.	886	96,583
McDonald’s Corp.	5,267	1,040,812
Starbucks Corp.	8,200	720,944
Yum! Brands Inc.	2,174	218,987

		2,211,263

Retail REITs - 0.4%
Federal Realty Investment Trust	500	64,365
Kimco Realty Corp.	3,097	64,139
Realty Income Corp.	2,000	147,260

	Number of Shares	Fair Value $
Regency Centers Corp.	1,299	81,954
Simon Property Group Inc.	2,179	324,584

		682,302

Semiconductor Equipment - 0.5%
Applied Materials Inc.	6,438	392,976
KLA Corp.	1,078	192,067
Lam Research Corp.	1,031	301,464

		886,507

Semiconductors - 3.7%
Advanced Micro Devices Inc. (a)(b)	7,600	348,536
Analog Devices Inc.	2,587	307,439
Broadcom Inc.	2,768	874,743
Intel Corp.	30,101	1,801,545
Maxim Integrated Products Inc.	1,800	110,718
Microchip Technology Inc.	1,600	167,552
Micron Technology Inc. (b)	7,668	412,385
NVIDIA Corp.	4,238	997,201
Qorvo Inc. (b)	900	104,607
QUALCOMM Inc.	7,968	703,017
Skyworks Solutions Inc.	1,196	144,572
Texas Instruments Inc.	6,409	822,211
Xilinx Inc.	1,787	174,715

		6,969,241

Soft Drinks - 1.6%
Monster Beverage Corp. (b)	2,756	175,144
PepsiCo Inc.	9,682	1,323,239
The Coca-Cola Co.	26,669	1,476,129

		2,974,512

Specialized Consumer Services - 0.0%*
H&R Block Inc.	1,579	37,075

Specialized REITs - 1.3%
American Tower Corp.	3,081	708,075
Crown Castle International Corp.	2,923	415,505
Digital Realty Trust Inc.	1,500	179,610
Equinix Inc.	596	347,885
Extra Space Storage Inc.	800	84,496
Iron Mountain Inc.	1,886	60,107
Public Storage	1,030	219,349
SBA Communications Corp.	733	176,646
Weyerhaeuser Co.	4,967	150,003

		2,341,676

Specialty Chemicals - 0.8%
Albemarle Corp. (a)	769	56,168
Celanese Corp.	900	110,808
DuPont de Nemours Inc.	5,117	328,511

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Ecolab Inc.	1,702	328,469
International Flavors & Fragrances Inc.	647	83,476
PPG Industries Inc.	1,659	221,460
The Sherwin-Williams Co.	563	328,533

		1,457,425

Specialty Stores - 0.1%
Tiffany & Co.	704	94,090
Tractor Supply Co.	837	78,209
Ulta Salon Cosmetics & Fragrance Inc. (b)	400	101,256

		273,555

Steel - 0.1%
Nucor Corp.	2,259	127,137

Systems Software - 5.2%
Fortinet Inc. (b)	900	96,084
Microsoft Corp.	52,935	8,347,850
Nortonlifelock Inc.	3,572	91,157
Oracle Corp.	15,213	805,985
ServiceNow Inc. (b)	1,300	367,016

		9,708,092

Technology Distributors - 0.1%
CDW Corp.	1,000	142,840

Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc.	28,981	8,510,271
Hewlett Packard Enterprise Co.	9,619	152,557
HP Inc.	10,254	210,720
NetApp Inc.	1,470	91,507
Seagate Technology PLC	1,732	103,054
Western Digital Corp.	2,077	131,827
Xerox Holdings Corp. (b)	1,211	44,650

		9,244,586

	Number of Shares	Fair Value $
Tobacco - 0.8%
Altria Group Inc.	12,839	640,795
Philip Morris International Inc.	10,737	913,611

		1,554,406

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,900	144,105
United Rentals Inc. (b)	564	94,058
WW Grainger Inc.	282	95,463

		333,626

Trucking - 0.1%
JB Hunt Transport Services Inc.	520	60,726
Old Dominion Freight Line Inc.	400	75,912

		136,638

Water Utilities - 0.1%
American Water Works Company Inc.	1,200	147,420

Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (b)	2,200	172,524

Total Common Stock (Cost $66,522,351)		185,716,338

Short-Term Investments - 0.5%
State Street Institutional Liquid Reserves Fund - Premier Class 1.73% (d)(e) (Cost $896,950)	896,863	896,953

Total Investments (Cost $67,419,301)		186,613,291

Other Assets and Liabilities, net - 0.1%		157,319

NET ASSETS - 100.0%		186,770,610

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2020	9	$1,432,370	$1,453,974	$21,604

During the period ended December 31, 2019, average notional value related to long futures contracts was $2,660,500.

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Notes to Schedule of Investments — December 31, 2019

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2019.

*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$185,716,338	$—	$—	$185,716,338
Short-Term Investments	896,953	—	—	896,953

Total Investments in Securities	$186,613,291	$—	$—	$186,613,291

Other Financial Instruments

Long Futures Contracts - Unrealized Appreciation	$21,604	$—	$—	$21,604

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	2,911	$183,597	$—	$20,585	$(661)	$44,179	2,611	$206,530	$5,311
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	7,978,660	7,081,710	—	3	896,863	896,953	19,139
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,781,046	1,781,046	13,864,380	15,645,426	—	—	—	—	32,838

TOTAL		$1,964,643	$21,843,040	$22,747,721	$(661)	$44,182		$1,103,483	$57,288

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	15

State Street S&P 500 Index V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15*
Inception date						4/15/85

Net asset value, beginning of period	$38.13	$44.09	$38.22	$36.16		$36.60

Income/(loss) from investment operations:
Net investment income	0.75 (a)	0.74 (a)	0.71 (a)	0.72		0.69
Net realized and unrealized gains/(losses) on investments	11.09	(2.86)	7.52	3.49		(0.28)

Total income/(loss) from investment operations	11.84	(2.12)	8.23	4.21		0.41

Less distributions from:
Net investment income	0.62	0.80	0.79	0.73		0.85
Net realized gains	2.74	3.04	1.57	1.42		—

Total distributions	3.36	3.84	2.36	2.15		0.85

Net asset value, end of period	$46.61	$38.13	$44.09	$38.22		$36.16

Total Return(b)	31.05%	(4.73)%	21.50%	11.61%		1.07%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$186,771	$160,902	$194,117	$180,761		$179,395

Ratios to average net assets:
Net expenses	0.34%	0.33%	0.32%	0.34	%(c)	0.37	%(c)
Gross expenses	0.34%	0.33%	0.32%	0.37%		0.42%
Net investment income	1.67%	1.62%	1.69%	1.86%		1.72%
Portfolio turnover rate	2%	2%	2%	2%		2%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

16	Financial Highlights

State Street S&P 500 Index V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2019

Assets
Investments in securities, at fair value (cost $66,375,203)	$185,509,808
Investments in affiliated securities, at fair value (cost $1,044,098)	1,103,483
Net cash collateral on deposit with broker for future contracts	38,511
Receivable for investments sold	208,085
Income receivables	186,975
Receivable for fund shares sold	8,218
Income receivable from affiliated investments	3,173
Receivable for accumulated variation margin on futures contracts	21,625
Other assets	985

Total assets	187,080,863

Liabilities
Due to custodian	1,885
Payable for fund shares redeemed	223,158
Payable to the Adviser	39,204
Payable for custody, fund accounting and sub-administration fees	4,465
Accrued other expenses	41,541

Total liabilities	310,253

Net Assets	$186,770,610

Net Assets Consist of:
Capital paid in	$70,181,874
Total distributable earnings (loss)	116,588,736

Net Assets	$186,770,610

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,007,110
Net asset value per share	$46.61

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	17

State Street S&P 500 Index V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2019

Investment Income
Income
Dividend	$3,503,339
Income from affiliated investments	57,288

Total income	3,560,627

Expenses
Advisory and administration fees	441,437
Directors’ fees	19,212
Custody, fund accounting and sub-administration fees	37,980
Professional fees	38,753
Printing and shareholder reports	24,946
Other expenses	42,488

Total Expenses	604,816

Net investment income	$2,955,811

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$10,201,466
Affiliated investments	(661)
Futures	492,014
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	33,538,216
Affiliated investments	44,182
Futures	111,735

Net realized and unrealized gain (loss) on investments	44,386,952

Net Increase in Net Assets Resulting from Operations	$47,342,763

The accompanying Notes are an integral part of these financial statements.

18	Statement of Operations

State Street S&P 500 Index V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,955,811	$3,026,780
Net realized gain (loss) on investments and futures	10,692,819	13,212,356
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	33,694,133	(23,393,093)

Net increase (decrease) from operations	47,342,763	(7,153,957)

Distributions to shareholders:
Total distributions	(12,616,644)	(14,751,301)

Increase (decrease) in assets from operations and distributions	34,726,119	(21,905,258)

Share transactions:
Proceeds from sale of shares	4,643,425	2,837,356
Value of distributions reinvested	12,616,644	14,751,301
Cost of shares redeemed	(26,117,849)	(28,898,496)

Net increase (decrease) from share transactions	(8,857,780)	(11,309,839)

Total increase (decrease) in net assets	25,868,339	(33,215,097)
Net Assets
Beginning of year	160,902,271	194,117,368

End of year	$186,770,610	$160,902,271

Changes in Fund Shares
Shares sold	103,613	61,494
Issued for distributions reinvested	269,932	389,731
Shares redeemed	(586,550)	(634,062)

Net decrease in fund shares	(213,005)	(182,837)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	19

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements — December 31, 2019

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$21,625	$—	$21,625

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$492,014	$—	$492,014

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$111,735	$—	$111,735

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2019 are disclosed in the Schedule of Investments.

Due to Custodian  In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.

22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended, December 31, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$2,944,618	$19,442,921

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to REIT basis adjustments, corporate actions, futures contracts, passive foreign investment company inclusions, return of capital distributions received and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$2,536,339	$10,080,305	$12,616,644

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$3,385,045	$11,366,256	$14,751,301

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$695,615	$—	$1,525,335	$114,367,786	$—	$116,588,736

Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$72,267,110	$117,555,370	$3,187,585	$114,367,785

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2019.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street S&P 500 Index V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2020

Report of Independent Registered Public Accounting Firm	25

State Street S&P 500 Index V.I.S. Fund

Tax Information — December 31, 2019 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2019 in the amount of $10,080,305.

26	Tax Information

State Street S&P 500 Index V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

Information	27

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	68	Director, the Holland Series Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Director-Graduate Management Admissions Council (2015 – present).

28	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since January 2019	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Served: Since January 2019	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Served: Since January 2019	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None

INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Until successor is elected and qualified Served: Since January 2019	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	68	None

Other Information	29

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS (continued)
Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director & President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
(3)	Ms. La Porta is an Interested Director because of her employment by SSGA, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.

30	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GEAM (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Other Information	31

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

32	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	33

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2019

State Street Small-Cap Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Small-Cap Equity V.I.S. Fund

Annual Report

December 31, 2019

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Small-Cap Equity V.I.S. Fund

Notes to Performance — December 31, 2019 (Unaudited)

The information provided on the performance page relates to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The Russell 2000® Index is an unmanaged market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. domiciled companies.

Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by SSGA Funds Management, Inc. (“SSGA FM”) in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in SSGA FM’s presentation thereof.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Small-Cap Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2019 (Unaudited)

The State Street Small-Cap Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the Russell 2000 Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 26.12% and the Index was 25.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Allocations by sub-advisers SouthernSun, Champlain and GlobeFlex were primary drivers of Fund performance during the Reporting Period relative to the Index. The performance of assets allocated to SouthernSun rebounded in 2019 off of a weak 2018, returning approximately11% more than the Russell 2000 Index. This was driven by the concentrated, deeper value nature of tis allocation and its investment thesis playing out in the market generating outsized returns. With an agriculture and industrial bias in SouthernSun’s allocation, the trade war with China helped domestic producers of steel and industrial goods which propelled its allocation forward. Champlain’s allocation was also a strong contributor, outperforming the index by almost 1.5%. Champlain’s allocation had a heavy technology bias which was additive to returns throughout the year particularly in cloud computing and software-as-a-service holdings. GlobeFlex’s allocation was the only laggard in the portfolio, underperforming the Russell 2000 Index by more than 4%. Despite a market backdrop of growth outperforming, GlobeFlex’s focus on higher quality growth stocks was not rewarded. The largest detractor from performance in GlobeFlex’s allocation was Biotech.

Derivatives did not meaningfully add or detract from returns and are only used to neutralize the cash in the liquidity sleeve of the account to manage daily flows. The only derivative contracts used were the Russell 2000 e-Mini Futures to match the benchmark and not to speculate in either direction.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Koppers Holdings, Sanderson Farms Inc., and Insulet Corp. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Thor Industries Inc., New Relic Inc., and Extended Stay America Units, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,070.70	$1,019.01
Expenses Paid During the Period*	$6.42	$6.26

*

Expenses are equal to the Fund’s annualized expense ratio of 1.23%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Darling Ingredients Inc.	1.29%

Dycom Industries Inc.	1.12%

The Brink’s Co.	1.08%

The Timken Co.	1.05%

Koppers Holdings Inc.	1.00%

MSA Safety Inc.	0.98%

Barnes Group Inc.	0.97%

John Wiley & Sons Inc., Class A	0.94%

Extended Stay America Inc.	0.93%

Belden Inc.	0.88%

Sector Allocation as of December 31, 2019

Portfolio composition as a % of Fair Value of $33,616 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

Class 1 Shares (Inception Date 4/28/00)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Small-Cap Equity V.I.S. Fund	26.12%	8.78%	12.54%	$32,588

Russell 2000 Index	25.52%	8.23%	11.83%	$30,582

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Common Stock - 94.3%†
Aerospace & Defense - 0.6%
Teledyne Technologies Inc. (a)	594	205,845

Agricultural & Farm Machinery - 0.8%
AGCO Corp.	3,272	252,762

Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	15,404	432,544

Air Freight & Logistics - 0.2%
Echo Global Logistics Inc. (a)	911	18,858
Forward Air Corp.	356	24,902
Hub Group Inc., Class A (a)	402	20,618

		64,378

Airlines - 0.0%*
Hawaiian Holdings Inc.	404	11,833

Apparel Retail - 0.8%
American Eagle Outfitters Inc.	3,604	52,979
Burlington Stores Inc. (a)	447	101,929
Chico’s FAS Inc.	5,306	20,216
The Buckle Inc.	3,448	93,234

		268,358

Apparel, Accessories & Luxury Goods - 0.4%
G-III Apparel Group Ltd. (a)	3,542	118,657

Application Software - 5.0%
ACI Worldwide Inc. (a)	5,427	205,602
Altair Engineering Inc., Class A (a)	1,640	58,892
Blackbaud Inc.	2,843	226,303
Blackline Inc. (a)	3,353	172,881
Cornerstone OnDemand Inc. (a)	1,611	94,324
Digital Turbine Inc. (a)	2,124	15,144
Envestnet Inc. (a)	1,850	128,816
LogMeIn Inc.	217	18,606
Mitek Systems Inc. (a)	1,989	15,216
New Relic Inc. (a)	2,695	177,088
Q2 Holdings Inc. (a)	2,900	235,132
RealPage Inc. (a)	1,474	79,228
SPS Commerce Inc. (a)	134	7,426
Verint Systems Inc. (a)	856	47,388
Yext Inc. (a)	12,800	184,576
Zix Corp. (a)	3,780	25,628

		1,692,250

Asset Management & Custody Banks - 0.1%
Brightsphere Investment Group Inc. (a)	1,307	13,357

	Number of Shares	Fair Value $
Cohen & Steers Inc.	364	22,845

		36,202

Auto Parts & Equipment - 0.5%
Dana Inc.	1,492	27,154
Gentherm Inc. (a)	252	11,186
LCI Industries	522	55,922
Modine Manufacturing Co. (a)	2,166	16,678
Standard Motor Products Inc.	1,317	70,091

		181,031

Automobile Manufacturers - 0.9%
Thor Industries Inc.	3,609	268,113
Winnebago Industries Inc.	433	22,940

		291,053

Automotive Retail - 1.4%
America’s Car-Mart Inc. (a)	678	74,350
Group 1 Automotive Inc.	1,518	151,800
Lithia Motors Inc., Class A	107	15,729
Monro Inc.	782	61,152
Murphy USA Inc. (a)	1,507	176,319

		479,350

Biotechnology - 0.4%
Emergent BioSolutions Inc. (a)	638	34,420
Heron Therapeutics Inc. (a)	3,025	71,088
Ironwood Pharmaceuticals Inc. (a)	1,165	15,506
Vanda Pharmaceuticals Inc. (a)	885	14,523

		135,537

Brewers - 0.2%
The Boston Beer Company Inc., Class A (a)	155	58,567

Building Products - 0.7%
American Woodmark Corp. (a)	428	44,730
Apogee Enterprises Inc.	659	21,418
Builders FirstSource Inc. (a)	1,166	29,628
CSW Industrials Inc.	575	44,275
Patrick Industries Inc.	359	18,822
Universal Forest Products Inc.	1,648	78,610

		237,483

Casinos & Gaming - 0.0%*
Everi Holdings Inc. (a)	1,063	14,276

Commodity Chemicals - 1.1%
AdvanSix Inc. (a)	795	15,868
Koppers Holdings Inc. (a)	8,810	336,718

		352,586

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Communications Equipment - 0.7%
Extreme Networks Inc. (a)	9,238	68,084
Infinera Corp. (a)	2,140	16,992
Lumentum Holdings Inc. (a)	981	77,793
NETGEAR Inc. (a)	898	22,010
Plantronics Inc.	1,540	42,104

		226,983

Computer & Electronics Retail - 0.0%*
Rent-A-Center Inc.	561	16,179

Construction & Engineering - 2.1%
Aegion Corp. (a)	9,764	218,421
Comfort Systems USA Inc.	284	14,157
Dycom Industries Inc. (a)	7,960	375,314
EMCOR Group Inc.	298	25,717
Great Lakes Dredge & Dock Corp. (a)	2,363	26,773
MasTec Inc. (a)	355	22,777
Valmont Industries Inc.	167	25,013

		708,172

Construction Machinery & Heavy Trucks - 1.4%
Alamo Group Inc.	583	73,196
Astec Industries Inc.	1,173	49,266
The Greenbrier Companies Inc.	1,084	35,154
The Manitowoc Company Inc. (a)	2,465	43,137
Trinity Industries Inc.	11,252	249,232
Wabash National Corp.	2,144	31,495

		481,480

Construction Materials - 0.2%
Eagle Materials Inc.	394	35,720
Summit Materials Inc., Class A (a)	1,624	38,814

		74,534

Consumer Electronics - 0.0%*
Universal Electronics Inc. (a)	255	13,326

Consumer Finance - 0.2%
Curo Group Holdings Corp. (a)	963	11,729
Enova International Inc. (a)	1,543	37,125
Green Dot Corp., Class A (a)	542	12,629

		61,483

Data Processing & Outsourced Services - 1.8%
Broadridge Financial Solutions Inc.	1,459	180,245
Cass Information Systems Inc.	194	11,202
CoreLogic Inc. (a)	3,566	155,870
CSG Systems International Inc.	1,768	91,547
EVERTEC Inc.	967	32,917

	Number of Shares	Fair Value $
I3 Verticals Inc. Class A (a)	801	22,628
MAXIMUS Inc.	350	26,036
NIC Inc.	4,200	93,870

		614,315

Distillers & Vintners - 0.3%
MGP Ingredients Inc.	2,290	110,951

Distributors - 0.6%
Core-Mark Holding Company Inc.	614	16,695
LKQ Corp. (a)	4,890	174,573

		191,268

Diversified Metals & Mining - 0.4%
Compass Minerals International Inc.	1,804	109,972
Materion Corp.	381	22,650

		132,622

Diversified REITs - 0.2%
American Assets Trust Inc.	1,050	48,195
Essential Properties Realty Trust Inc.	1,324	32,848

		81,043

Diversified Support Services - 1.3%
Healthcare Services Group Inc.	4,798	116,687
Ritchie Bros Auctioneers Inc.	6,496	279,003
UniFirst Corp.	227	45,850

		441,540

Education Services - 0.2%
K12 Inc. (a)	3,575	72,751

Electric Utilities - 0.9%
ALLETE Inc.	471	38,231
IDACORP Inc.	2,481	264,971

		303,202

Electrical Components & Equipment - 0.6%
Atkore International Group Inc. (a)	822	33,258
EnerSys	185	13,844
Generac Holdings Inc. (a)	607	61,058
GrafTech International Ltd.	1,713	19,905
Regal Beloit Corp.	691	59,156

		187,221

Electronic Components - 1.3%
Belden Inc.	5,356	294,580
Littelfuse Inc.	816	156,101

		450,681

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Electronic Equipment & Instruments - 0.9%
Itron Inc. (a)	308	25,857
National Instruments Corp.	1,595	67,532
Novanta Inc. (a)	300	26,532
OSI Systems Inc. (a)	66	6,649
Zebra Technologies Corp., Class A (a)	685	174,976

		301,546

Electronic Manufacturing Services - 0.7%
Fabrinet (a)	423	27,427
Methode Electronics Inc.	1,556	61,229
Plexus Corp. (a)	799	61,475
Sanmina Corp. (a)	676	23,146
TTM Technologies Inc. (a)	3,331	50,132

		223,409

Environmental & Facilities Services - 0.9%
Clean Harbors Inc. (a)	3,227	276,715
Harsco Corp. (a)	594	13,668

		290,383

Food Distributors - 0.6%
Performance Food Group Co. (a)	3,679	189,395

Food Retail - 0.1%
Casey’s General Stores Inc.	141	22,418
Sprouts Farmers Market Inc. (a)	1,166	22,562

		44,980

Footwear - 0.8%
Deckers Outdoor Corp. (a)	632	106,720
Wolverine World Wide Inc.	4,410	148,793

		255,513

Forest Products - 0.1%
Boise Cascade Co.	675	24,658

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	210	20,124
South Jersey Industries Inc.	1,101	36,311
Spire Inc.	585	48,737

		105,172

Health Care REITs - 0.3%
National Health Investors Inc.	542	44,162
Physicians Realty Trust	2,588	49,017

		93,179

Healthcare Distributors - 0.2%
Covetrus Inc. (a)	4,359	57,539

	Number of Shares	Fair Value $
Healthcare Equipment - 4.7%
AtriCure Inc. (a)	2,120	68,921
Cantel Medical Corp.	2,580	182,922
Cardiovascular Systems Inc. (a)	4,065	197,518
CONMED Corp.	1,830	204,649
Hill-Rom Holdings Inc.	2,513	285,301
Integer Holdings Corp. (a)	305	24,531
Integra LifeSciences Holdings Corp. (a)	4,550	265,174
IntriCon Corp. (a)	2,195	39,510
LeMaitre Vascular Inc.	985	35,411
LivaNova PLC (a)	345	26,023
Masimo Corp. (a)	570	90,094
NuVasive Inc. (a)	650	50,271
Orthofix Medical Inc. (a)	880	40,639
Penumbra Inc. (a)	445	73,100

		1,584,064

Healthcare Facilities - 0.7%
Acadia Healthcare Company Inc. (a)	3,980	132,216
Hanger Inc. (a)	925	25,539
Select Medical Holdings Corp. (a)	1,132	26,421
Tenet Healthcare Corp. (a)	432	16,429
The Ensign Group Inc.	415	18,828

		219,433

Healthcare Services - 1.1%
Amedisys Inc. (a)	182	30,379
AMN Healthcare Services Inc. (a)	1,359	84,679
BioTelemetry Inc. (a)	2,099	97,184
Chemed Corp.	68	29,870
MEDNAX Inc. (a)	4,170	115,884
R1 RCM Inc. (a)	1,724	22,378

		380,374

Healthcare Supplies - 0.7%
Avanos Medical Inc. (a)	5,640	190,068
Haemonetics Corp. (a)	52	5,975
Lantheus Holdings Inc. (a)	1,154	23,668

		219,711

Healthcare Technology - 1.4%
Computer Programs & Systems Inc.	629	16,606
HMS Holdings Corp. (a)	5,252	155,459
Inspire Medical Systems Inc. (a)	1,100	81,631
NextGen Healthcare Inc. (a)	1,080	17,355
Omnicell Inc. (a)	462	37,755
Teladoc Health Inc. (a)	2,060	172,463

		481,269

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Home Building - 0.7%
Cavco Industries Inc. (a)	194	37,904
LGI Homes Inc. (a)	711	50,232
Meritage Homes Corp. (a)	219	13,383
Skyline Champion Corp. (a)	1,643	52,083
TopBuild Corp. (a)	658	67,827

		221,429

Home Furnishing Retail - 0.7%
Aaron’s Inc.	2,916	166,533
RH (a)	170	36,295
Sleep Number Corp. (a)	374	18,416

		221,244

Hotel & Resort REITs - 0.5%
Pebblebrook Hotel Trust	1,694	45,416
RLJ Lodging Trust	6,404	113,479

		158,895

Hotels, Resorts & Cruise Lines - 1.0%
Extended Stay America Inc.	21,114	313,754
Hilton Grand Vacations Inc. (a)	358	12,312

		326,066

Household Appliances - 0.1%
Helen of Troy Ltd. (a)	169	30,385

Human Resource & Employment Services - 0.5%
ASGN Inc. (a)	447	31,723
Barrett Business Services Inc.	217	19,630
Heidrick & Struggles International Inc.	448	14,560
Insperity Inc.	348	29,942
Kforce Inc.	768	30,490
Korn Ferry	493	20,903
TriNet Group Inc. (a)	111	6,284

		153,532

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	941	21,398

Industrial Machinery - 7.9%
Actuant Corp., Class A	9,259	241,012
Altra Industrial Motion Corp.	7,434	269,185
Barnes Group Inc.	5,271	326,591
Crane Co.	3,350	289,373
Evoqua Water Technologies Corp. (a)	2,315	43,869
Franklin Electric Company Inc.	458	26,252
Hillenbrand Inc.	489	16,289
John Bean Technologies Corp.	2,180	245,599

	Number of Shares	Fair Value $
Kennametal Inc.	665	24,532
LB Foster Co., Class A (a)	1,278	24,768
Lydall Inc. (a)	1,170	24,008
Mueller Industries Inc.	4,105	130,334
Standex International Corp.	1,325	105,139
The Timken Co.	6,289	354,133
TriMas Corp. (a)	2,780	87,320
Watts Water Technologies Inc., Class A	1,122	111,931
Welbilt Inc. (a)	12,800	199,808
Woodward Inc.	1,063	125,902

		2,646,045

Industrial REITs - 0.7%
EastGroup Properties Inc.	1,205	159,867
Innovative Industrial Properties Inc.	264	20,030
Monmouth Real Estate Investment Corp.	3,184	46,104
Rexford Industrial Realty Inc.	538	24,571

		250,572

Interactive Home Entertainment - 0.1%
Glu Mobile Inc. (a)	2,997	18,132

Interactive Media & Services - 0.0%*
The Meet Group Inc. (a)	2,148	10,761

Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com Inc., Class A (a)	1,274	18,473

Investment Banking & Brokerage - 0.9%
Evercore Inc., Class A	294	21,979
Greenhill & Company Inc.	1,175	20,069
Houlihan Lokey Inc.	635	31,033
Piper Sandler Cos.	668	53,400
Raymond James Financial Inc.	1,542	137,947
Stifel Financial Corp.	809	49,066

		313,494

IT Consulting & Other Services - 0.2%
Perficient Inc. (a)	627	28,886
Virtusa Corp. (a)	747	33,861

		62,747

Leisure Facilities - 0.1%
SeaWorld Entertainment Inc. (a)	588	18,645

Leisure Products - 0.9%
Callaway Golf Co.	1,252	26,542
Malibu Boats Inc., Class A (a)	628	25,717

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

MasterCraft Boat Holdings Inc. (a)	986	15,529
Polaris Inc.	2,434	247,538

		315,326

Life & Health Insurance - 0.2%
Trupanion Inc. (a)	1,408	52,744

Life Sciences Tools & Services - 2.6%
Bruker Corp.	3,074	156,682
ICON PLC (a)	1,329	228,894
Medpace Holdings Inc. (a)	356	29,925
PRA Health Sciences Inc. (a)	289	32,122
Repligen Corp. (a)	2,090	193,325
Syneos Health Inc. (a)	3,636	216,251

		857,199

Managed Healthcare - 0.1%
Magellan Health Inc. (a)	269	21,049

Metal & Glass Containers - 0.0%*
Silgan Holdings Inc.	218	6,775

Mortgage REITs - 0.2%
Blackstone Mortgage Trust Inc., Class A	651	24,230
Redwood Trust Inc.	2,245	37,133

		61,363

Multi-Line Insurance - 0.4%
Horace Mann Educators Corp.	2,534	110,634
National General Holdings Corp.	807	17,835

		128,469

Multi-Utilities - 0.1%
Black Hills Corp.	456	35,814

Office REITs - 1.0%
Corporate Office Properties Trust	1,727	50,739
Cousins Properties Inc.	5,589	230,267
Easterly Government Properties Inc.	2,599	61,674

		342,680

Office Services & Supplies - 1.4%
Herman Miller Inc.	614	25,573
HNI Corp.	1,027	38,472
Knoll Inc.	1,000	25,260
MSA Safety Inc.	2,594	327,778
Steelcase Inc., Class A	2,205	45,114

		462,197

Oil & Gas Drilling - 0.1%
Nabors Industries Ltd.	9,797	28,215

	Number of Shares	Fair Value $
Oil & Gas Equipment & Services - 0.7%
Apergy Corp. (a)	817	27,598
Natural Gas Services Group Inc. (a)	1,268	15,546
Oil States International Inc. (a)	9,171	149,579
ProPetro Holding Corp. (a)	4,699	52,864

		245,587

Oil & Gas Exploration & Production - 1.3%
Callon Petroleum Co. (a)	22,970	110,947
Encana Corp.	30,013	140,761
Gulfport Energy Corp. (a)	2,332	7,089
PDC Energy Inc. (a)	1,889	49,435
Range Resources Corp.	7,818	37,917
SM Energy Co.	7,858	88,324

		434,473

Oil & Gas Refining & Marketing - 0.1%
Delek US Holdings Inc.	1,491	49,993

Packaged Foods & Meats - 4.0%
B&G Foods Inc.	5,400	96,822
Freshpet Inc. (a)	2,220	131,180
Hostess Brands Inc. (a)	16,550	240,637
J&J Snack Foods Corp.	220	40,539
Lancaster Colony Corp.	1,320	211,332
Sanderson Farms Inc.	1,671	294,464
The Simply Good Foods Co. (a)	6,590	188,078
TreeHouse Foods Inc. (a)	2,950	143,075

		1,346,127

Paper Products - 0.1%
Neenah Inc.	534	37,610

Personal Products - 0.3%
elf Beauty Inc. (a)	5,920	95,490
Medifast Inc.	178	19,505

		114,995

Pharmaceuticals - 1.6%
ANI Pharmaceuticals Inc. (a)	404	24,915
Catalent Inc. (a)	3,487	196,318
Collegium Pharmaceutical Inc. (a)	1,098	22,597
Endo International PLC (a)	1,166	5,469
Horizon Therapeutics PLC (a)	1,306	47,277
Prestige Consumer Healthcare Inc. (a)	6,031	244,255
Supernus Pharmaceuticals Inc. (a)	538	12,761

		553,592

Property & Casualty Insurance - 1.9%
AMERISAFE Inc.	1,690	111,591
Argo Group International Holdings Ltd.	3,520	231,440

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

James River Group Holdings Ltd.	2,070	85,305
Kemper Corp.	193	14,957
Palomar Holdings Inc. (a)	585	29,537
RLI Corp.	1,280	115,226
Selective Insurance Group Inc.	312	20,339
Stewart Information Services Corp.	333	13,583

		621,978

Publishing - 0.9%
John Wiley & Sons Inc., Class A	6,546	317,612

Real Estate Services - 0.0%*
Newmark Group Inc., Class A	837	11,262

Regional Banks - 8.7%
1st Source Corp.	1,013	52,554
Atlantic Union Bankshares Corp.	1,339	50,279
BankUnited Inc.	694	25,373
Banner Corp.	1,076	60,891
Bryn Mawr Bank Corp.	1,745	71,964
Cadence BanCorp	2,902	52,613
Camden National Corp.	696	32,058
Columbia Banking System Inc.	915	37,227
Community Bank System Inc.	1,650	117,051
Cullen/Frost Bankers Inc.	1,287	125,843
CVB Financial Corp.	4,140	89,341
Enterprise Financial Services Corp.	1,221	58,864
Equity Bancshares Inc., Class A (a)	1,681	51,892
First Interstate BancSystem Inc., Class A	1,215	50,933
Franklin Financial Network Inc.	838	28,769
Fulton Financial Corp.	7,259	126,524
German American Bancorp Inc.	1,980	70,528
Hancock Whitney Corp.	853	37,430
HBT Financial Inc. (a)	935	17,756
Home BancShares Inc.	1,774	34,877
IBERIABANK Corp.	2,243	167,844
Independent Bank Corp.	1,990	165,668
Investors Bancorp Inc.	2,124	25,307
Lakeland Financial Corp.	502	24,563
Origin Bancorp Inc.	1,352	51,160
Pinnacle Financial Partners Inc.	412	26,368
Prosperity Bancshares Inc.	3,606	259,235
Renasant Corp.	5,063	179,331
Sandy Spring Bancorp Inc.	1,094	41,441
Stock Yards Bancorp Inc.	1,640	67,338
UMB Financial Corp.	2,880	197,683
United Community Banks Inc.	1,656	51,137
Valley National Bancorp	1,115	12,767
Washington Trust Bancorp Inc.	1,390	74,768
Westamerica Bancorporation	2,200	149,094

	Number of Shares	Fair Value $
Western Alliance Bancorp	3,274	186,618
Wintrust Financial Corp.	893	63,314

		2,936,403

Research & Consulting Services - 0.3%
Resources Connection Inc.	6,871	112,203

Residential REITs - 0.1%
NexPoint Residential Trust Inc.	887	39,915

Restaurants - 1.0%
Bloomin’ Brands Inc.	448	9,887
Brinker International Inc.	562	23,604
Cracker Barrel Old Country Store Inc.	387	59,498
Dave & Buster’s Entertainment Inc.	359	14,421
Ruth’s Hospitality Group Inc.	1,655	36,021
Texas Roadhouse Inc.	2,462	138,660
The Cheesecake Factory Inc.	1,643	63,847

		345,938

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	1,844	32,565

Security & Alarm Services - 1.1%
The Brink’s Co.	3,990	361,813

Semiconductor Equipment - 0.4%
ACM Research Inc., Class A (a)	480	8,856
Brooks Automation Inc.	868	36,421
Ichor Holdings Ltd. (a)	802	26,682
Onto Innovation Inc. (a)	2,090	76,369

		148,328

Semiconductors - 0.5%
Diodes Inc. (a)	567	31,962
Semtech Corp. (a)	2,845	150,500

		182,462

Soft Drinks - 0.3%
Cott Corp.	6,560	89,741

Specialized Consumer Services - 0.0%*
WW International Inc. (a)	357	13,641

Specialized REITs - 0.6%
CoreSite Realty Corp.	745	83,530
National Storage Affiliates Trust	1,007	33,855
PotlatchDeltic Corp.	1,131	48,938
QTS Realty Trust Inc., Class A	506	27,461

		193,784

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Specialty Chemicals - 4.0%
Chase Corp.	390	46,207
HB Fuller Co.	3,439	177,349
Ingevity Corp. (a)	2,091	182,712
Innospec Inc.	1,080	111,715
Minerals Technologies Inc.	598	34,463
PolyOne Corp.	4,574	168,278
Quaker Chemical Corp.	937	154,155
Sensient Technologies Corp.	4,298	284,055
Stepan Co.	1,853	189,821

		1,348,755

Specialty Stores - 0.8%
Hudson Ltd., Class A (a)	977	14,987
National Vision Holdings Inc. (a)	2,780	90,155
Sally Beauty Holdings Inc. (a)	9,198	167,864

		273,006

Steel - 0.4%
Carpenter Technology Corp.	880	43,806
Commercial Metals Co.	4,163	92,710

		136,516

Systems Software - 1.1%
CommVault Systems Inc. (a)	266	11,874
Progress Software Corp.	693	28,794
Qualys Inc. (a)	510	42,519
SailPoint Technologies Holding Inc. (a)	6,230	147,028
Tenable Holdings Inc. (a)	6,350	152,146

		382,361

Technology Distributors - 0.2%
ePlus Inc. (a)	171	14,413
Insight Enterprises Inc. (a)	448	31,490
SYNNEX Corp.	206	26,533

		72,436

Technology Hardware, Storage & Peripherals - 0.7%
Pure Storage Inc., Class A (a)	13,260	226,879

Thrifts & Mortgage Finance - 0.8%
Axos Financial Inc. (a)	1,136	34,398
Essent Group Ltd.	494	25,683

	Number of Shares	Fair Value $
Flagstar Bancorp Inc.	275	10,519
FS Bancorp Inc.	237	15,118
HomeStreet Inc. (a)	1,271	43,214
Kearny Financial Corp.	565	7,814
NMI Holdings Inc., Class A (a)	856	28,402
WSFS Financial Corp.	2,538	111,647

		276,795

Tires & Rubber - 0.2%
Cooper Tire & Rubber Co.	1,798	51,693

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies Inc.	3,260	217,409
BMC Stock Holdings Inc. (a)	998	28,633
Foundation Building Materials Inc. (a)	1,042	20,163
GMS Inc. (a)	840	22,747
Herc Holdings Inc. (a)	530	25,938

		314,890

Trucking - 0.5%
ArcBest Corp.	448	12,365
Avis Budget Group Inc. (a)	538	17,345
Marten Transport Ltd.	1,706	36,662
PAM Transportation Services Inc. (a)	103	5,944
Saia Inc. (a)	1,111	103,456

		175,772

Total Common Stock (Cost $24,118,938)		31,703,862

Short-Term Investments - 5.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $1,912,318) (b)(c)(d)	1,912,318	1,912,318

Total Investments (Cost $26,031,256)		33,616,180

Liabilities in Excess of Other Assets, net - (0.0)%*		(16,622)

NET ASSETS - 100.0%		33,599,558

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	March 2020	5	$416,593	$417,650	$1,057

During the year ended December 31, 2019, average notional value related to long futures contracts was $531,460.

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2019

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2019.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$31,703,862	$—	$—	$31,703,862
Short-Term Investments	1,912,318	—	—	1,912,318

Total Investments in Securities	$33,616,180	$—	$—	$33,616,180

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$1,057	$—	$—	$1,057

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,256,107	$1,256,107	$10,636,912	$9,980,701	$—	$—	1,912,318	$1,912,318	$39,736

TOTAL		$1,256,107	$10,636,912	$9,980,701	$—	$—		$1,912,318	$39,736

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19		12/31/18		12/31/17		12/31/16	12/31/15*
Inception date								4/28/00

Net asset value, beginning of period	$11.24		$14.73		$14.40		$12.20	$14.39

Income/(loss) from investment operations:
Net investment income (loss)	(0.00	)(a)††	(0.02	)(a)	(0.02	)(a)	(0.03)	(0.04)
Net realized and unrealized gains/(losses) on investments	2.94		(1.43)		1.86		2.93	(0.52)

Total income/(loss) from investment operations	2.94		(1.45)		1.84		2.90	(0.56)

Less distributions from:
Net investment income	—		—		—		—	—
Net realized gains	1.02		2.04		1.51		0.70	1.63

Total distributions	1.02		2.04		1.51		0.70	1.63

Net asset value, end of period	$13.16		$11.24		$14.73		$14.40	$12.20

Total Return(b)	26.12%		(9.70)%		12.71%		23.77%	(4.12)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$33,600		$30,781		$40,711		$42,320	$38,359

Ratios to average net assets:
Net expenses	1.24%		1.20%		1.25%		1.40%	1.36%
Gross expenses	1.24%		1.20%		1.25%		1.40%	1.36%
Net investment loss	(0.02)%		(0.13)%		(0.13)%		(0.22)%	(0.30)%
Portfolio turnover rate	29%		33%		32%		36%	42%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
††	Rounds to less than $0.01.

The accompanying Notes are an integral part of these financial statements.

14	Financial Highlights

State Street Small-Cap Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2019

Assets
Investments in securities, at fair value (cost $24,118,938)	$31,703,862
Short-term affiliated investments, at fair value	1,912,318
Cash	695
Net cash collateral on deposit with broker for future contracts	51,435
Receivable for investments sold	41,712
Income receivables	28,249
Receivable for fund shares sold	2,183
Income receivable from affiliated investments	2,723
Receivable for accumulated variation margin on futures contracts	1,068
Other assets	184

Total assets	33,744,429

Liabilities
Payable for investments purchased	75,759
Payable for fund shares redeemed	31,137
Payable to the Adviser	27,055
Payable for custody, fund accounting and sub-administration fees	2,610
Accrued other expenses	8,310

Total liabilities	144,871

Net Assets	$33,599,558

Net Assets Consist of:
Capital paid in	$25,850,050
Total distributable earnings (loss)	7,749,508

Net Assets	$33,599,558

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,552,951
Net asset value per share	$13.16

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	15

State Street Small-Cap Equity V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2019

Investment Income
Income
Dividend	$367,737
Income from affiliated investments	39,736
Less: Foreign taxes withheld	(1,602)

Total income	405,871

Expenses
Advisory and administration fees	314,862
Directors’ fees	16,819
Custody, fund accounting and sub-administration fees	31,064
Professional fees	37,503
Other expenses	11,899

Total Expenses	412,147

Net investment loss	$(6,276)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,717,609
Futures	105,036
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	4,800,116
Futures	19,239

Net realized and unrealized gain (loss) on investments	7,642,000

Net Increase in Net Assets Resulting from Operations	$7,635,724

The accompanying Notes are an integral part of these financial statements.

16	Statement of Operations

State Street Small-Cap Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment loss	$(6,276)	$(46,009)
Net realized gain (loss) on investments and futures	2,822,645	4,440,893
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	4,819,355	(7,508,138)

Net increase (decrease) from operations	7,635,724	(3,113,254)

Distributions to shareholders:
Total distributions	(2,413,108)	(4,717,857)

Increase (decrease) in assets from operations and distributions	5,222,616	(7,831,111)

Share transactions:
Proceeds from sale of shares	346,157	513,653
Value of distributions reinvested	2,413,108	4,717,857
Cost of shares redeemed	(5,163,732)	(7,330,360)

Net increase (decrease) from share transactions	(2,404,467)	(2,098,850)

Total increase (decrease) in net assets	2,818,149	(9,929,961)

Net Assets
Beginning of year	30,781,409	40,711,370

End of year	$33,599,558	$30,781,409

Changes in Fund Shares
Shares sold	26,431	34,303
Issued for distributions reinvested	183,506	425,032
Shares redeemed	(396,476)	(482,858)

Net decrease in fund shares	(186,539)	(23,523)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	17

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2019

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,068	$—	$1,068

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$105,036	$—	$105,036

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$19,239	$—	$19,239

4.	Fees and Transactions with Affiliates

Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2019 are disclosed in the Schedule of Investments.

20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

5.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$8,904,733	$14,254,078

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for futures contracts, net operating losses, REIT basis adjustments, Non-REIT return of capital open basis adjustments and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$—	$2,413,108	$2,413,108

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$102,739	$4,615,118	$4,717,857

Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$—	$—	$651,511	$7,097,997		$7,749,508

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$26,519,240	$8,277,657	$1,179,660	$7,097,997

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2019.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Small-Cap Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Small-Cap Equity V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2020

Report of Independent Registered Public Accounting Firm	23

State Street Small-Cap Equity V.I.S. Fund

Tax Information — December 31, 2019 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2019 in the amount of $2,413,108.

24	Tax Information

State Street Small-Cap Equity V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	25

State Street Small-Cap Equity V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	68	Director, the Holland Series Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Director-Graduate Management Admissions Council (2015 – present).

26	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since January 2019	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Served: Since January 2019	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Served: Since January 2019	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None

Other Information	27

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Until successor is elected and qualified Served: Since January 2019	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	68	None

Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director & President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
(3)	Ms. La Porta is an Interested Director because of her employment by SSGA, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.

28	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GEAM (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Other Information	29

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011 – July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

30	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	31

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2019

State Street U.S. Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street U.S. Equity V.I.S Fund

Annual Report

December 31, 2019

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street U.S. Equity V.I.S. Fund

Notes to Performance — December 31, 2019 (Unaudited)

The information provided on the performance pages relates to the State Street U.S. Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street U.S. Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2019 (Unaudited)

The State Street U.S. Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 31.77% and the Index was 31.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Broad-based outperformance in the technology, communications services, consumer staples, real estate, and industrial sectors were primary drivers of Fund performance during the Reporting Period relative to the Index. The Fund benefitted from an overweight to the information technology sector, which was the best performing sector in the Index. In addition, the Fund’s holdings in the sector outperformed with strong performance from a rebound in semiconductor stocks (e.g. Applied Materials & ASML), IT services (Visa), and software (e.g. ServiceNow & Microsoft). In communication services, Charter Communications surged as it has continued to realize synergistic benefit from its 2016 acquisition of Time Warner Cable and strength in its broadband business. Underperformance within the healthcare sector detracted from the Fund’s relative performance. Mylan NV fell in the first half of 2019 amid declining prices for generic drugs and some manufacturing issues. The stock was largely range-bound during the rest of the year as it announced a merger with a unit of Pfizer. Other detractors such as Gilead and UnitedHealth Group were up during the year but couldn’t keep up with the strength of the broader market.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Microsoft, and Visa. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lyft, Mylan, and Abiomed.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,102.30	$1,020.82
Expenses Paid During Period*	$4.61	$4.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	5.00%

Apple Inc.	4.65%

Amazon.com Inc.	3.60%

JPMorgan Chase & Co.	3.34%

Alphabet Inc., Class A	2.69%

Visa Inc., Class A	2.64%

Merck & Company Inc.	2.36%

UnitedHealth Group Inc.	1.96%

Facebook Inc., Class A	1.90%

The Walt Disney Co.	1.84%

Sector Allocation as of December 31, 2019

Portfolio Composition as a % of Fair Value of $25,920 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

Class I Shares (Inception date 1/3/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street U.S. Equity V.I.S. Fund	31.77%	10.27%	11.80%	$30,517

S&P 500® Index	31.49%	11.70%	13.56%	$35,666

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Common Stock - 97.0%†
Aerospace & Defense - 1.1%
Hexcel Corp.	924	67,738
Raytheon Co.	620	136,239
The Boeing Co.	256	83,395

		287,372

Air Freight & Logistics - 0.3%
United Parcel Service Inc., Class B	771	90,253

Application Software - 2.4%
Adobe Inc. (a)	489	161,277
Intuit Inc.	164	42,957
salesforce.com Inc. (a)	2,513	408,714

		612,948

Asset Management & Custody Banks - 0.3%
The Blackstone Group Inc., Class A	1,645	92,021

Auto Parts & Equipment - 0.2%
Aptiv PLC	462	43,876

Automotive Retail - 0.5%
O’Reilly Automotive Inc. (a)	295	129,287

Biotechnology - 3.0%
Alexion Pharmaceuticals Inc. (a)	907	98,092
BioMarin Pharmaceutical Inc. (a)	1,052	88,947
Gilead Sciences Inc.	6,443	418,666
Vertex Pharmaceuticals Inc. (a)	769	168,372

		774,077

Building Products - 0.2%
Allegion PLC	409	50,937

Cable & Satellite - 1.9%
Charter Communications Inc., Class A (a)	646	313,362
Comcast Corp., Class A	4,116	185,096

		498,458

Commodity Chemicals - 0.1%
Dow Inc. (a)	546	29,883

Communications Equipment - 0.6%
Cisco Systems Inc.	3,214	154,143

Construction Materials - 0.1%
Vulcan Materials Co.	155	22,318

	Number of Shares	Fair Value $
Data Processing & Outsourced Services - 4.0%
Fidelity National Information Services Inc.	648	90,130
Mastercard Inc., Class A	847	252,906
Visa Inc., Class A	3,638	683,580

		1,026,616

Diversified Banks - 3.3%
JPMorgan Chase & Co.	6,219	866,929

Diversified Support Services - 0.2%
Cintas Corp.	170	45,744

Electric Utilities - 1.4%
American Electric Power Company Inc.	739	69,843
Duke Energy Corp.	635	57,918
Exelon Corp.	1,617	73,719
NextEra Energy Inc.	655	158,615

		360,095

Electrical Components & Equipment - 0.5%
Emerson Electric Co.	1,555	118,584

Electronic Components - 2.5%
Amphenol Corp., Class A	2,797	302,719
Corning Inc.	11,931	347,312

		650,031

Environmental & Facilities Services - 0.6%
Republic Services Inc.	524	46,966
Waste Connections Inc.	230	20,882
Waste Management Inc.	782	89,117

		156,965

Fertilizers & Agricultural Chemicals - 0.2%
Corteva Inc. (a)	1,536	45,404

Financial Exchanges & Data - 3.0%
CME Group Inc.	1,707	342,629
MSCI Inc.	315	81,326
S&P Global Inc.	1,078	294,348
Tradeweb Markets Inc., Class A	1,422	65,910

		784,213

Footwear - 0.7%
NIKE Inc., Class B	1,852	187,626

General Merchandise Stores - 0.3%
Dollar Tree Inc. (a)	795	74,770

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Gold - 0.1%
Newmont Goldcorp Corp.	683	29,676

Healthcare Equipment - 2.7%
ABIOMED Inc. (a)	318	54,247
Becton Dickinson and Co.	378	102,805
Boston Scientific Corp. (a)	6,633	299,944
IDEXX Laboratories Inc. (a)	39	10,184
Intuitive Surgical Inc. (a)	146	86,308
Medtronic PLC	1,331	151,002

		704,490

Healthcare Services - 1.1%
Cigna Corp. (a)	947	193,652
Quest Diagnostics Inc.	792	84,578

		278,230

Home Improvement Retail - 0.5%
Lowe’s Companies Inc.	435	52,095
The Home Depot Inc.	365	79,709

		131,804

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	529	80,106

Household Products - 1.2%
Colgate-Palmolive Co.	1,088	74,898
The Procter & Gamble Co.	1,950	243,555

		318,453

Hypermarkets & Super Centers - 0.3%
Walmart Inc.	688	81,762

Industrial Conglomerates - 1.9%
Honeywell International Inc.	2,100	371,700
Roper Technologies Inc.	325	115,125

		486,825

Industrial Gases - 0.6%
Air Products & Chemicals Inc.	482	113,265
Linde PLC	149	31,722

		144,987

Industrial Machinery - 2.2%
Ingersoll-Rand PLC	2,525	335,623
Xylem Inc.	2,883	227,152

		562,775

Insurance Brokers - 0.4%
Marsh & McLennan Companies Inc.	829	92,359

	Number of Shares	Fair Value $
Integrated Oil & Gas - 2.3%
Chevron Corp.	3,284	395,755
Exxon Mobil Corp.	2,734	190,778

		586,533

Integrated Telecommunication Services - 0.7%
AT&T Inc.	1,442	56,353
Verizon Communications Inc.	1,854	113,836

		170,189

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	664	39,455
Electronic Arts Inc. (a)	338	36,338

		75,793

Interactive Media & Services - 6.0%
Alphabet Inc., Class A (a)	521	697,822
Alphabet Inc., Class C (a)	267	356,984
Facebook Inc., Class A (a)	2,402	493,011

		1,547,817

Internet & Direct Marketing Retail - 4.2%
Amazon.com Inc. (a)(b)	505	933,159
Booking Holdings Inc. (a)	78	160,191

		1,093,350

Investment Banking & Brokerage - 0.1%
The Charles Schwab Corp.	810	38,524

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	444	93,493
International Business Machines Corp.	616	82,569

		176,062

Life & Health Insurance - 0.2%
Lincoln National Corp.	746	44,021

Life Sciences Tools & Services - 1.7%
Avantor Inc. (a)	2,281	41,400
Illumina Inc. (a)	464	153,928
IQVIA Holdings Inc. (a)	1,563	241,499

		436,827

Managed Healthcare - 1.9%
UnitedHealth Group Inc.	1,724	506,822

Movies & Entertainment - 2.3%
Netflix Inc. (a)	366	118,427
The Walt Disney Co.	3,304	477,857

		596,284

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Multi-Line Insurance - 0.4%
American International Group Inc.	1,075	55,180
The Hartford Financial Services Group Inc.	684	41,566

		96,746

Multi-Sector Holdings - 1.3%
Berkshire Hathaway Inc., Class B (a)	1,451	328,652

Multi-Utilities - 1.8%
CMS Energy Corp.	570	35,819
Dominion Energy Inc.	858	71,060
Sempra Energy	2,361	357,644

		464,523

Oil & Gas Equipment & Services - 0.9%
Schlumberger Ltd.	5,866	235,813

Oil & Gas Exploration & Production - 0.8%
Concho Resources Inc.	111	9,720
ConocoPhillips	1,261	82,003
Diamondback Energy Inc.	515	47,823
EOG Resources Inc.	434	36,352
Pioneer Natural Resources Co.	225	34,058

		209,956

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,204	72,541

Packaged Foods & Meats - 1.5%
General Mills Inc.	1,085	58,112
Mondelez International Inc., Class A	6,084	335,107

		393,219

Personal Products - 0.5%
The Estee Lauder Companies Inc., Class A	650	134,251

Pharmaceuticals - 5.5%
Allergan PLC (b)	1,785	341,238
Bristol-Myers Squibb Co.	2,611	167,600
Elanco Animal Health Inc. (a)	3,090	91,001
Johnson & Johnson	794	115,821
Merck & Company Inc.	6,737	612,730
Mylan N.V. (a)	4,549	91,435

		1,419,825

Property & Casualty Insurance - 0.5%
Chubb Ltd.	498	77,519

	Number of Shares	Fair Value $
The Progressive Corp.	746	54,003

		131,522

Railroads - 0.5%
Union Pacific Corp.	727	131,434

Regional Banks - 2.9%
First Republic Bank	3,927	461,226
Regions Financial Corp.	8,127	139,459
SVB Financial Group (a)	636	159,662

		760,347

Restaurants - 0.8%
Domino’s Pizza Inc.	135	39,660
McDonald’s Corp.	906	179,035

		218,695

Semiconductor Equipment - 2.2%
Applied Materials Inc.	7,181	438,328
ASML Holding N.V.	293	86,711
Lam Research Corp.	151	44,152

		569,191

Semiconductors - 2.0%
Broadcom Inc.	334	105,551
Intel Corp.	2,090	125,087
NVIDIA Corp.	918	216,005
QUALCOMM Inc.	692	61,055

		507,698

Soft Drinks - 1.6%
PepsiCo Inc.	3,115	425,727

Specialized REITs - 1.0%
American Tower Corp.	557	128,010
Extra Space Storage Inc.	1,245	131,497

		259,507

Specialty Chemicals - 0.6%
Albemarle Corp. (b)	339	24,761
DuPont de Nemours Inc.	932	59,834
PPG Industries Inc.	510	68,080

		152,675

Specialty Stores - 0.3%
Ulta Salon Cosmetics & Fragrance Inc. (a)	334	84,549

Systems Software - 5.9%
Microsoft Corp.	8,210	1,294,717

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Oracle Corp.	2,384	126,305
ServiceNow Inc. (a)	404	114,057

		1,535,079

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	4,103	1,204,846

Tobacco - 0.5%
Philip Morris International Inc.	1,470	125,082

Trading Companies & Distributors - 1.0%
United Rentals Inc. (a)	1,638	273,169

Trucking - 0.3%
Lyft Inc., Class A (a)	1,990	85,610

	Number of Shares	Fair Value $
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	667	52,306

Total Common Stock (Cost $17,449,627)		25,159,202

Short-Term Investments - 2.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $760,740) (c)(d)	760,740	760,740

Total Investments (Cost $18,210,367)		25,919,942

Other Assets and Liabilities, net - 0.1%		30,580

NET ASSETS - 100.0%		25,950,522

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2020	3	$474,397	$484,665	$10,268

During the year ended December 31, 2019, average notional value related to long futures contracts and short futures contracts was $210,725 and $34,602, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	9

State Street U.S. Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2019

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$25,159,202	$—	$—	$25,159,202
Short-Term Investments	760,740	—	—	760,740

Total Investments in Securities	$25,919,942	$—	$—	$25,919,942

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$10,268	$—	$—	$10,268

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	743,662	$743,662	$5,719,155	$5,702,077	—	—	760,740	$760,740	$11,844

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					1/3/95

Net asset value, beginning of period	$38.07	$44.20	$42.02	$42.25	$48.44

Income/(loss) from investment operations:
Net investment income	0.33 (a)	0.37 (a)	0.35 (a)	0.55	0.53
Net realized and unrealized gains/(losses) on investments	11.78	(1.90)	8.03	3.41	(1.56)

Total income/(loss) from investment operations	12.11	(1.53)	8.38	3.96	(1.03)

Less distributions from:
Net investment income	0.32	0.41	0.38	0.54	0.53
Net realized gains	2.89	4.19	5.82	3.65	4.63

Total distributions	3.21	4.60	6.20	4.19	5.16

Net asset value, end of period	$46.97	$38.07	$44.20	$42.02	$42.25

Total Return(b)	31.77%	(3.40)%	19.91%	9.31%	(2.30)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$25,951	$23,473	$28,308	$27,336	$31,405

Ratios to average net assets:
Net expenses	0.88%	0.80%	0.85%	0.83%	0.76%
Gross expenses	0.88%	0.80%	0.85%	0.83%	0.76%
Net investment income	0.74%	0.81%	0.75%	1.16%	1.04%
Portfolio turnover rate	31%	41%	80%	37%	37%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	11

State Street U.S. Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2019

Assets
Investments in securities, at fair value (cost $17,449,627)	$25,159,202
Short-term affiliated investments, at fair value	760,740
Cash	1,396
Net cash collateral on deposit with broker for future contracts	11,636
Income receivables	29,074
Receivable for fund shares sold	404
Income receivable from affiliated investments	1,039
Receivable for accumulated variation margin on futures contracts	10,275
Other assets	145

Total assets	25,973,911

Liabilities
Payable for fund shares redeemed	3,972
Payable to the Adviser	11,996
Payable for custody, fund accounting and sub-administration fees	1,728
Accrued other expenses	5,693

Total liabilities	23,389

Net Assets	$25,950,522

Net Assets Consist of:
Capital paid in	$17,913,396
Total distributable earnings (loss)	8,037,126

Net Assets	$25,950,522

Shares outstanding ($0.01 par value; unlimited shares authorized)	552,524
Net asset value per share	$46.97

The accompanying Notes are an integral part of these financial statements.

12	Statement of Assets and Liabilities

State Street U.S. Equity V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2019

Investment Income
Income
Dividend	$403,182
Income from affiliated investments	11,844
Less: Foreign taxes withheld	(259)

Total income	414,767

Expenses
Advisory and administration fees	140,543
Directors’ fees	16,676
Custody, fund accounting and sub-administration fees	20,631
Professional fees	32,900
Printing and shareholder reports	13,440
Other expenses	1,267

Total Expenses	225,457

Net investment income	$189,310

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$1,675,651
Futures	21,955
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	5,049,408
Futures	20,288

Net realized and unrealized gain (loss) on investments	6,767,302

Net Increase in Net Assets Resulting from Operations	$6,956,612

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	13

State Street U.S. Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$189,310	$224,719
Net realized gain (loss) on investments and futures	1,697,606	2,185,851
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	5,069,696	(3,055,035)

Net increase (decrease) from operations	6,956,612	(644,465)

Distributions to shareholders:
Total distributions	(1,660,269)	(2,528,893)

Increase (decrease) in assets from operations and distributions	5,296,343	(3,173,358)

Share transactions:
Proceeds from sale of shares	499,825	241,533
Value of distributions reinvested	1,660,269	2,528,893
Cost of shares redeemed	(4,979,288)	(4,431,611)

Net increase (decrease) from share transactions	(2,819,194)	(1,661,185)

Total increase (decrease) in net assets	2,477,149	(4,834,543)

Net Assets
Beginning of year	23,473,373	28,307,916

End of year	$25,950,522	$23,473,373

Changes in Fund Shares
Shares sold	11,190	5,408
Issued for distributions reinvested	35,227	66,920
Shares redeemed	(110,556)	(96,095)

Net decrease in fund shares	(64,139)	(23,767)

The accompanying Notes are an integral part of these financial statements.

14	Statements of Changes in Net Assets

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2019

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$10,275	$—	$10,275

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$21,955	$—	$21,955

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$20,288	$—	$20,288

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2019 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$7,626,480	$11,912,985

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to futures contracts, return of capital distributions received and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$176,836	$1,483,433	$1,660,269

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$235,762	$2,293,131	$2,528,893

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long Term Gain	Net Unrealized Gain (Losses)	Total
$74,542	$—	$—	$453,600	$7,508,984	$8,037,126

18	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$18,421,226	$7,933,723	$424,739	$7,508,984

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2019.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	19

State Street U.S. Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street U.S. Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street U.S. Equity V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2020

20	Report of Independent Registered Public Accounting Firm

State Street U.S. Equity V.I.S. Fund

Tax Information — December 31, 2019 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2019 in the amount of $1,483,433.

Tax Information	21

State Street U.S. Equity V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

22	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	68	Director, the Holland Series Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Director-Graduate Management Admissions Council (2015 – present).

Other Information	23

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since January 2019	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Served: Since January 2019	President of SpenceCare International LLC (international healthcare consulting) (1999 –present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 –1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Served: Since January 2019	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None

24	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Until successor is elected and qualified Served: Since January 2019	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	68	None

Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director & President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
(3)	Ms. La Porta is an Interested Director because of her employment by SSGA, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	25

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GEAM (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

26	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

Other Information	27

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

28	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2019

State Street Premier Growth Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Premier Growth Equity V.I.S. Fund

Annual Report

December 31, 2019

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Premier Growth Equity V.I.S. Fund

Notes to Performance — December 31, 2019 (Unaudited)

The information provided on the performance pages relates to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index (which measures the entire U.S. equity large-cap segment) with higher price-to-book ratios and higher forecasted growth values. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Premier Growth Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2019 (Unaudited)

The State Street Premier Growth Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmarks are the Russell 1000 Growth Index and the S&P 500 Index (the “Indices”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 37.33% and the returns for the Russell 1000 Growth Index and the S&P 500 Index were 36.39% and 31.49%, respectively. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Broad-based outperformance in the technology, communications services, industrial, real estate, and consumer sectors were primary drivers of Fund performance during the Reporting Period relative to the Indices. The Fund outperformed significantly in IT, with strong performance from a rebound in semiconductor stocks (e.g. Applied Materials & ASML), software (e.g. ServiceNow & Microsoft), and IT services (Visa). In communication services, Charter Communications, among the Fund’s largest overweights, surged as it continued to realize synergistic benefits from its 2016 acquisition of Time Warner Cable and strength in its broadband business. On the negative side, the Fund’s holdings in financials were up more than 26% for the year but this was well behind the broader market. Some of the lagging stocks in this sector included CME Group and Charles Schwab. Both companies fell behind as interest rates declined during the year.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Microsoft, and Applied Materials. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lyft, Albemarle Corp, and Elanco Animal Health.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the
Beginning of the Period July 1, 2019	$1,000.00	$1,000.00
Account Value at the End of the Period December 31, 2019	$1,130.20	$1,020.67
Expenses Paid During the Period*	$4.83	$4.58

*

Expenses are equal to the Fund’s annualized expense ratio of 0.90%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	8.78%

Apple Inc.	7.61%

Amazon.com Inc.	4.98%

Alphabet Inc., Class C	4.84%

Visa Inc., Class A	4.67%

Facebook Inc., Class A	3.94%

Saleforce.com Inc.	3.51%

UnitedHealth Group Inc.	3.17%

Allergan PLC	2.95%

Applied Materials Inc.	2.80%

Sector Allocation as of December 31, 2019

Portfolio composition as a % of Fair Value of $35,470 December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

Class 1 Shares (Inception date: 12/12/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Premier Growth Equity V.I.S. Fund	37.33%	12.67%	14.24%	$37,865
S&P 500® Index	31.49%	11.70%	13.56%	$35,666

Russell 1000® Growth Index	36.39%	14.63%	15.22%	$41,234

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Common Stock - 95.5%†
Application Software - 3.5%
salesforce.com Inc. (a)	7,660	1,245,822

Biotechnology - 4.2%
Alexion Pharmaceuticals Inc. (a)	6,973	754,130
Vertex Pharmaceuticals Inc. (a)	3,457	756,910

		1,511,040

Cable & Satellite - 2.4%
Charter Communications Inc., Class A (a)	1,770	858,592

Data Processing & Outsourced Services - 8.2%
Fidelity National Information Services Inc.	4,671	649,689
Mastercard Inc., Class A	1,988	593,597
Visa Inc., Class A	8,822	1,657,654

		2,900,940

Electronic Components - 1.6%
Corning Inc.	19,055	554,691

Financial Exchanges & Data - 4.7%
CME Group Inc.	3,764	755,510
S&P Global Inc.	3,365	918,813

		1,674,323

Healthcare Equipment - 5.2%
Abbott Laboratories	3,920	340,491
Boston Scientific Corp. (a)	19,676	889,749
Intuitive Surgical Inc. (a)	1,036	612,431

		1,842,671

Industrial Conglomerates - 1.6%
Honeywell International Inc.	3,275	579,675

Interactive Media & Services - 10.5%
Alphabet Inc., Class A (a)	458	613,441
Alphabet Inc., Class C (a)	1,283	1,715,397
Facebook Inc., Class A (a)	6,809	1,397,547

		3,726,385

Internet & Direct Marketing Retail - 8.4%
Alibaba Group Holding Ltd. ADR (a)(b)	2,871	608,939
Amazon.com Inc. (a)	955	1,764,687
Booking Holdings Inc. (a)(b)	302	620,227

		2,993,853

Managed Healthcare - 3.2%
UnitedHealth Group Inc.	3,828	1,125,355

	Number of Shares	Fair Value $
Movies & Entertainment - 2.6%
The Walt Disney Co.	6,406	926,500

Oil & Gas Equipment & Services - 0.8%
Schlumberger Ltd. (b)	6,786	272,797

Pharmaceuticals - 4.1%
Allergan PLC	5,481	1,047,803
Elanco Animal Health Inc. (a)	13,701	403,494

		1,451,297

Regional Banks - 1.5%
First Republic Bank	4,532	532,283

Semiconductor Equipment - 4.0%
Applied Materials Inc.	16,273	993,304
ASML Holding N.V.	1,451	429,409

		1,422,713

Semiconductors - 1.4%
NVIDIA Corp.	2,102	494,601

Soft Drinks - 2.8%
PepsiCo Inc.	7,192	982,931

Specialized REITs - 1.7%
American Tower Corp.	2,667	612,930

Specialty Chemicals - 0.9%
Albemarle Corp.	4,373	319,404

Systems Software - 11.2%
Microsoft Corp.	19,756	3,115,521
ServiceNow Inc. (a)	3,027	854,583

		3,970,104

Technology Hardware, Storage & Peripherals - 7.6%
Apple Inc.	9,186	2,697,469

Trading Companies & Distributors - 2.7%
United Rentals Inc. (a)	5,698	950,256

Trucking - 0.7%
Lyft Inc., Class A (a)	6,265	269,520

Total Common Stock (Cost $19,006,272)		33,916,152

Exchange Traded & Mutual Funds - 0.9%
Consumer Discretionary Select Sector SPDR Fund (Cost $315,498) (b)(c)	2,634	330,356

Total Investments in Securities (Cost $19,321,770)		34,246,508

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Short-Term Investments - 3.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $1,223,418) (c)(d)	1,223,418	1,223,418

Total Investments (Cost $20,545,188)		35,469,926

Other Assets and Liabilities, net - 0.1%		32,561

NET ASSETS - 100.0%		35,502,487

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2020	3	$477,034	$484,665	$7,631

During the year ended December 31, 2019, average notional values related to long and short futures contracts was $249,981 and $43,475, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	7

State Street Premier Growth Equity V.I.S. Fund

Notes to Schedule of Investments — December 31, 2019

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$33,916,152	$—	$—	$33,916,152
Exchange Traded & Mutual Funds	330,356	—	—	330,356
Short-Term Investments	1,223,418	—	—	1,223,418

Total Investments in Securities	$35,469,926	$—	$—	$35,469,926

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$7,631	$—	$—	$7,631

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
Consumer Discretionary Select Sector SPDR Fund	—	—	397,565	83,435	1,368	14,858	2,634	$330,356	1,824
State Street Institutional U.S. Government Money Market Fund, Class G Shares	311,364	311,364	7,873,158	6,961,104	—	—	1,223,418	1,223,418	17,998

TOTAL		$311,364	$8,270,723	$7,044,539	$1,368	$14,858		$1,553,774	$19,822

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					12/12/97

Net asset value, beginning of period	$82.51	$99.23	$86.08	$94.07	$106.58

Income/(loss) from investment operations:
Net investment income	0.03 (a)	0.12 (a)	0.32 (a)	0.50	0.52
Net realized and unrealized gains/(losses) on investments	30.84	(2.88)	24.10	1.90	3.25

Total income/(loss) from investment operations	30.87	(2.76)	24.42	2.40	3.77

Less distributions from:
Net investment income	—	0.15	0.34	0.48	0.53
Net realized gains	12.49	13.81	10.93	9.91	15.75

Total distributions	12.49	13.96	11.27	10.39	16.28

Net asset value, end of period	$100.89	$82.51	$99.23	$86.08	$94.07

Total Return(b)	37.33%	(2.66)%	28.34%	2.47%	3.30%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$35,502	$30,369	$36,404	$33,219	$36,858

Ratios to average net assets:
Net expenses	0.91%	0.87%	0.85%	0.84%	0.81%
Gross expenses	0.91%	0.87%	0.85%	0.84%	0.81%
Net investment income	0.03%	0.11%	0.31%	0.52%	0.46%
Portfolio turnover rate	22%	27%	21%	22%	19%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	9

State Street Premier Growth Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2019

Assets
Investments in securities, at fair value (cost $19,006,272)	$33,916,152
Investments in affiliated securities, at fair value (cost $315,498)	330,356
Short-term affiliated investments, at fair value	1,223,418
Net cash collateral on deposit with broker for future contracts	14,286
Receivable for investments sold	34,575
Income receivables	29,609
Receivable for fund shares sold	123
Income receivable from affiliated investments	1,881
Receivable for accumulated variation margin on futures contracts	7,638
Other assets	190

Total assets	35,558,228

Liabilities
Payable for fund shares redeemed	29,734
Payable to the Adviser	18,372
Payable for custody, fund accounting and sub-administration fees	1,959
Accrued other expenses	5,676

Total liabilities	55,741

Net Assets	$35,502,487

Net Assets Consist of:
Capital paid in	$20,364,118
Total distributable earnings (loss)	15,138,369

Net Assets	$35,502,487

Shares outstanding ($0.01 par value; unlimited shares authorized)	351,900
Net asset value per share	$100.89

The accompanying Notes are an integral part of these financial statements.

10	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2019

Investment Income
Income
Dividend	$296,244
Income from affiliated investments	19,822
Less: Foreign taxes withheld	(754)

Total income	315,312

Expenses
Advisory and administration fees	217,733
Directors’ fees	16,808
Custody, fund accounting and sub-administration fees	21,340
Professional fees	33,396
Printing and shareholder reports	11,278
Other expenses	4,182

Total Expenses	304,737

Net investment income	$10,575

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$4,003,350
Affiliated investments	1,368
Futures	(12,719)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	6,495,047
Affiliated investments	14,858
Futures	8,481

Net realized and unrealized gain (loss) on investments	10,510,385

Net Increase in Net Assets Resulting from Operations	$10,520,960

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	11

State Street Premier Growth Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$10,575	$40,859
Net realized gain (loss) on investments and futures	3,991,999	4,399,877
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	6,518,386	(4,978,924)

Net increase (decrease) from operations	10,520,960	(538,188)

Distributions to shareholders:
Total distributions	(3,931,647)	(4,400,219)

Increase (decrease) in assets from operations and distributions	6,589,313	(4,938,407)

Share transactions:
Proceeds from sale of shares	356,759	175,763
Value of distributions reinvested	3,931,647	4,400,219
Cost of shares redeemed	(5,743,877)	(5,672,877)

Net increase (decrease) from share transactions	(1,455,471)	(1,096,895)

Total increase (decrease) in net assets	5,133,842	(6,035,302)

Net Assets
Beginning of year	30,368,645	36,403,947

End of year	$35,502,487	$30,368,645

Changes in Fund Shares
Shares sold	3,443	1,683
Issued for distributions reinvested	38,755	53,766
Shares redeemed	(58,360)	(54,267)

Net increase (decrease) in fund shares	(16,162)	1,182

The accompanying Notes are an integral part of these financial statements.

12	Statements of Changes in Net Assets

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2019

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$7,638	$—	$7,638

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(12,719)	$—	$(12,719)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$8,481	$—	$8,481

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2019 are disclosed in the Schedule of Investments.

Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$7,174,374	$13,526,988

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary booktax differences will reverse in the future. These book tax differences are primarily due to futures contracts and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$186,046	$3,745,601	$3,931,647

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$95,684	$4,304,535	$4,400,219

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Premier Growth Equity V.I.S. Fund	$39,609	$—	$—	$503,628	$14,595,132	$—	$15,138,369

16	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$20,882,425	$15,222,778	$627,646	$14,595,132

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2019.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	17

State Street Premier Growth Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Premier Growth Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Premier Growth Equity V.I.S. Fund (the “Fund”) (one of the funds constituting (the “Company”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2020

18	Report of Independent Registered Public Accounting Firm

State Street Premier Growth Equity V.I.S. Fund

Tax Information — December 31, 2019 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the fiscal year ended December 31, 2019 in the amount of

$3,745,601.

Tax Information	19

State Street Premier Growth Equity V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

20	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	68	Director, the Holland Series Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Director-Graduate Management Admissions Council (2015 – present).

Other Information	21

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since January 2019	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Served: Since January 2019	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Served: Since January 2019	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Until successor is elected and qualified Served: Since January 2019	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	68	None

22	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1) (continued)
Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director & President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
(3)	Ms. La Porta is an Interested Director because of her employment by SSGA, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	23

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GEAM (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

24	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

Other Information	25

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

26	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2019

State Street Income V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Income V.I.S. Fund

Annual Report

December 31, 2019

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Income V.I.S. Fund

Notes to Performance — December 31, 2019 (Unaudited)

The information provided on the performance pages relates to the State Street Income V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Income V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2019 (Unaudited)

The State Street Income V.I.S. Fund (the “Fund”) seeks to provide the maximum income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 8.62% and the Index was 8.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Asset allocation and duration, which each had a positive impact, and security selection, which had a negative impact, were the primary drivers of Fund performance during the Reporting Period relative to the Index.

Reflecting our view that the credit and economic cycle would persist, which was bolstered by a new round of monetary stimulus, the Fund maintained an over-weight asset allocation to credit sectors during the Reporting Period. Largely in response to renewed monetary policy stimulus, credit spreads tightened over the Reporting Period. Credit performance versus duration-equivalent treasuries was positive over the Reporting Period, with investment-grade credit and high-yield strongly out-performing risk-free assets. As such, the Fund’s allocation to credit generated positive excess returns relative to the Index.

Over the course of the Reporting Period, the ten-year government interest rate decreased from 2.69% to 1.92%. During the third quarter of 2019, we felt that long-term rates were nearing a cyclical low, which turned out to be the case, as the ten-year government interest rate hit a low of 1.46%. During that period, we established a short duration position relative to the Index, positively impacting the Fund’s performance relative to the Index.

Security selection in the investment-grade credit allocation generated positive excess returns relative to the Index, which was offset by security selection in the agency MBS and treasury allocations, with each generating negative excess returns relative to the Index.

The Fund used treasury futures, interest rate swaps, options on treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of treasury futures contributed to Fund performance relative to the Index, while its use of interest rate swaps, options on treasury futures and index credit default swaps detracted from Fund performance relative to the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,021.60	$1,019.76
Expenses Paid During Period*	$5.50	$5.50

*

Expenses are equal to the Fund’s annualized expense ratio of 1.08%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund

Performance Summary — December 31, 2019 (Unaudited)

Quality Ratings

as of December 31, 2019 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	4.1%
Aa / AA	73.1%
A / A	5.3%
Baa / BBB	15.4%
Ba / BB and lower	1.6%
NR / Other	0.5%

100.0%

Sector Allocation

Portfolio composition as a % of Fair Value of $19,766 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

Class 1 Shares (Inception date: 1/03/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Income V.I.S. Fund	8.62%	2.54%	3.66%	$14,329
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%	$14,445

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund

Schedule of Investments — December 31, 2019

	Principal Amount ($)	Fair Value $

Bonds and Notes - 92.8%†
U.S. Treasuries - 21.0%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	135,000	131,541
3.00%, 08/15/48 (a)	753,400	850,871
U.S. Treasury Notes 1.63%, 02/15/26 (a)	465,300	461,156
1.88%, 06/30/20 - 12/15/20 (a)	1,319,600	1,321,867
2.25%, 03/31/20 (a)	805,000	806,195
2.63%, 02/15/29 (a)	27,000	28,633

		3,600,263

Agency Mortgage Backed - 36.9%
Federal Home Loan Mortgage Corp.
3.00%, 03/01/43 (a)	274,606	282,520
4.00%, 01/01/48 (a)	376,680	396,253
4.05%, 09/25/28 (a)(b)	31,000	34,611
4.50%, 06/01/33 - 02/01/35 (a)	3,657	3,920
5.00%, 07/01/35 (a)	30,965	34,319
5.50%, 05/01/20 - 01/01/38 (a)	31,360	35,058
6.00%, 04/01/29 - 11/01/37 (a)	95,518	106,984
6.50%, 02/01/29 (a)	44	50
6.93%, 06/01/26 (a)(c)	60,000	77,797
7.00%, 06/01/29 - 08/01/36 (a)	21,369	24,383
7.50%, 01/01/30 - 09/01/33 (a)	3,898	4,280
8.00%, 11/01/30 (a)	4,359	4,924
8.50%, 04/01/30 (a)	3,754	4,765
Federal National Mortgage Assoc.
3.50%, 06/01/44 - 07/01/47 (a)	560,951	590,962
4.00%, 01/01/41 - 10/01/47 (a)	420,313	444,483
4.50%, 02/01/20 - 02/01/40 (a)	32,724	35,312
5.00%, 03/01/34 - 08/01/35 (a)	39,336	43,514
5.50%, 06/01/20 - 01/01/39 (a)	123,726	138,305
6.00%, 02/01/20 - 07/01/35 (a)	147,204	166,001
6.50%, 10/01/28 - 08/01/34 (a)	22,682	24,797
7.00%, 10/01/32 - 02/01/34 (a)	5,325	5,758
7.50%, 11/01/22 - 03/01/33 (a)	15,286	16,287
8.00%, 08/01/25 - 10/01/31 (a)	7,004	7,751
9.00%, 12/01/22 (a)	148	151
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 4.47%, 04/01/37 (a)(b)	905	930
Federal National Mortgage Assoc. TBA
2.50% TBA (d)	622,000	627,623
3.50% TBA (d)	130,000	133,709
4.00% TBA (a)(d)	1,410,325	1,471,110
4.00% TBA (d)	452,000	470,071

	Principal Amount ($)	Fair Value $
Government National Mortgage Assoc.
3.00%, 12/20/42 (a)	355,585	368,323
3.50%, 05/20/45 (a)	375,300	391,727
4.00%, 01/20/41 - 04/20/43 (a)	116,090	123,834
4.50%, 08/15/33 - 03/20/41 (a)	84,077	90,390
6.00%, 04/15/27 - 04/15/34 (a)	74,521	83,219
6.50%, 03/15/24 - 08/15/34 (a)	31,702	34,753
7.00%, 01/15/28 - 10/15/36 (a)	23,519	25,313
7.50%, 11/15/31 (a)	135	135
9.00%, 12/15/21 (a)	61	63
Government National Mortgage Assoc. 1.50% + 1 year CMT 4.00%, 02/20/23 - 02/20/26 (a)(b)	1,330	1,346
4.13%, 12/20/24 (a)(b)	612	620

		6,306,351

Agency Collateralized Mortgage Obligations - 1.1%
Federal Home Loan Mortgage Corp. 0.08%, 09/25/43 (a)(b)(e)	395,212	1,338
2.43%, 08/25/29 (a)	102,000	101,993
2.51%, 07/25/29 (a)	55,000	55,384
Federal Home Loan Mortgage Corp. REMIC
3.50%, 09/15/29 - 11/15/30 (a)(e)	27,285	1,400
5.50%, 06/15/33 (a)(e)	16,996	3,057
7.50%, 07/15/27 (a)(e)	1,645	245
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.86%, 08/15/25 (a)(b)(e)	11,151	468
Federal Home Loan Mortgage Corp. STRIPS 1.47%, 08/01/27 (a)(f)(g)	191	170
8.00%, 02/01/23 - 07/01/24 (a)(e)	480	58
Federal National Mortgage Assoc. REMIC 1.09%, 12/25/42 (a)(b)(e)	20,730	820
5.00%, 09/25/40 (a)(e)	13,388	1,454
7.00%, 09/25/20 (a)	10	10
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 4.21%, 07/25/38 (a)(b)(e)	5,853	846
Federal National Mortgage Assoc. STRIPS 1.87%, 12/25/34 (a)(f)(g)	13,909	11,994
4.50%, 08/25/35 - 01/25/36 (a)(e)	17,462	2,679
5.00%, 03/25/38 - 05/25/38 (a)(e)	9,646	1,620
5.50%, 12/25/33 (a)(e)	4,297	854
6.00%, 01/25/35 (a)(e)	7,250	1,383

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

7.50%, 11/25/23 (a)(e)	2,041	203
8.00%, 08/25/23 - 07/25/24 (a)(e)	1,000	121
8.50%, 07/25/22 (a)(e)	9	1
9.00%, 05/25/22 (a)(e)	9	1
Government National Mortgage Assoc. REMIC 4.50%, 08/16/39 (a)(e)	7,771	237
5.00%, 09/20/38 (a)(e)	794	3

		186,339

Asset Backed - 2.5%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR 1.98%, 04/15/24 (a)(b)	100,000	100,078
American Express Credit Account Master Trust 2018-8 3.18%, 04/15/24 (a)	104,000	106,330
BA Credit Card Trust 2018-A1 2.70%, 07/17/23 (a)	44,000	44,417
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR 2.06%, 09/15/22 (a)(b)(h)	124,000	124,016
Nissan Auto Lease Trust 2019-A 2.76%, 03/15/22 (a)	45,000	45,418

		420,259

Corporate Notes - 26.7%
3M Co. 3.13%, 09/19/46 (a)	9,000	8,569
Abbott Laboratories 3.75%, 11/30/26 (a)	6,000	6,558
4.90%, 11/30/46 (a)	8,000	10,490
AbbVie Inc. 2.60%, 11/21/24 (a)(h)	10,000	10,087
2.95%, 11/21/26 (a)(h)	15,000	15,252
3.20%, 05/14/26 (a)	4,000	4,142
3.20%, 11/21/29 (a)(h)	10,000	10,205
4.05%, 11/21/39 (a)(h)	5,000	5,249
4.25%, 11/21/49 (a)(h)	5,000	5,303
4.45%, 05/14/46 (a)	11,000	11,865
4.88%, 11/14/48 (a)	3,000	3,461
Aetna Inc. 3.50%, 11/15/24 (a)	8,000	8,380
Aflac Inc. 4.00%, 10/15/46 (a)	3,000	3,280
Aircastle Ltd. 4.25%, 06/15/26 (a)	7,000	7,390
Albemarle Wodgina Pty Ltd. 3.45%, 11/15/29 (a)(h)	15,000	15,033

	Principal Amount ($)	Fair Value $
Alexandria Real Estate Equities Inc. 4.70%, 07/01/30 (a)	3,000	3,449
Alimentation Couche-Tard Inc. 2.70%, 07/26/22 (a)(h)	8,000	8,093
Allegion PLC 3.50%, 10/01/29 (a)	5,000	5,112
Allergan Finance LLC 3.25%, 10/01/22 (a)	6,000	6,135
4.63%, 10/01/42 (a)	2,000	2,084
Allergan Funding SCS
3.00%, 03/12/20 (a)	9,000	9,007
3.45%, 03/15/22 (a)	8,000	8,186
Allergan Sales LLC 5.00%, 12/15/21 (a)(h)	9,000	9,416
Ally Financial Inc. 5.75%, 11/20/25 (a)	6,000	6,729
Altria Group Inc. 2.95%, 05/02/23 (a)	5,000	5,130
3.80%, 02/14/24 (a)	4,000	4,210
4.25%, 08/09/42 (a)	2,000	1,979
4.50%, 05/02/43 (a)	3,000	3,055
4.80%, 02/14/29 (a)	7,000	7,793
Amazon.com Inc. 2.80%, 08/22/24 (a)	5,000	5,176
3.15%, 08/22/27 (a)	4,000	4,236
3.88%, 08/22/37 (a)	2,000	2,270
4.05%, 08/22/47 (a)	5,000	5,901
Ameren Corp. 2.50%, 09/15/24 (a)	15,000	15,055
3.65%, 02/15/26 (a)	5,000	5,231
American Campus Communities Operating Partnership LP 4.13%, 07/01/24 (a)	4,000	4,273
American Express Co. 3.00%, 10/30/24 (a)	8,000	8,273
American International Group Inc. 4.25%, 03/15/29 (a)	8,000	8,906
4.50%, 07/16/44 (a)	7,000	8,073
6.40%, 12/15/20 (a)	7,000	7,290
American Tower Corp. 3.70%, 10/15/49 (a)	3,000	3,002
3.80%, 08/15/29 (a)	10,000	10,691
American Water Capital Corp. 2.95%, 09/01/27 (a)	9,000	9,181
Amgen Inc. 2.65%, 05/11/22 (a)	9,000	9,134
3.20%, 11/02/27 (a)	5,000	5,263
4.66%, 06/15/51 (a)	3,000	3,532

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc. 4.70%, 02/01/36 (a)	8,000	9,256
4.90%, 02/01/46 (a)	9,000	10,707
Anheuser-Busch InBev Worldwide Inc. 4.00%, 04/13/28 (a)	4,000	4,397
4.38%, 04/15/38 (a)	13,000	14,626
4.75%, 04/15/58 (a)	7,000	8,177
5.55%, 01/23/49 (a)	6,000	7,796
Anthem Inc. 2.88%, 09/15/29 (a)	3,000	2,998
3.30%, 01/15/23 (a)	6,000	6,206
3.70%, 09/15/49 (a)	3,000	2,990
Apache Corp. 4.38%, 10/15/28 (a)	3,000	3,138
5.10%, 09/01/40 (a)	7,000	7,120
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter) 4.95%, 01/14/50 (a)(b)(h)	10,000	10,137
Apple Inc. 2.20%, 09/11/29 (a)	7,000	6,879
2.85%, 05/11/24 (a)	7,000	7,240
2.95%, 09/11/49 (a)	5,000	4,883
3.35%, 02/09/27 (a)	7,000	7,468
3.45%, 02/09/45 (a)	10,000	10,586
Applied Materials Inc. 4.35%, 04/01/47 (a)	6,000	7,241
Aptiv PLC 4.40%, 10/01/46 (a)	7,000	6,767
Archer-Daniels-Midland Co. 2.50%, 08/11/26 (a)	6,000	6,104
Ascension Health 4.85%, 11/15/53 (a)	10,000	12,622
AstraZeneca PLC 3.50%, 08/17/23 (a)	6,000	6,281
4.00%, 01/17/29 (a)	3,000	3,333
4.38%, 08/17/48 (a)	2,000	2,374
AT&T Inc. 4.35%, 03/01/29 (a)	4,000	4,443
4.45%, 04/01/24 (a)	7,000	7,580
4.50%, 05/15/35 (a)	12,000	13,375
4.55%, 03/09/49 (a)	4,000	4,442
4.75%, 05/15/46 (a)	4,000	4,523
4.80%, 06/15/44 (a)	7,000	7,987
4.85%, 03/01/39 (a)	8,000	9,242
5.15%, 11/15/46 (a)	2,000	2,389
5.25%, 03/01/37 (a)	5,000	5,984
5.35%, 12/15/43 (a)	7,000	8,240
5.45%, 03/01/47 (a)	7,000	8,670

	Principal Amount ($)	Fair Value $
Athene Holding Ltd. 4.13%, 01/12/28 (a)	4,000	4,123
Avangrid Inc. 3.15%, 12/01/24 (a)	9,000	9,291
Bank of America Corp. 3.95%, 04/21/25 (a)	7,000	7,467
4.18%, 11/25/27 (a)	11,000	11,942
4.25%, 10/22/26 (a)	11,000	12,005
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12%, 01/20/23 (a)(b)	8,000	8,159
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37%, 01/23/26 (a)(b)	2,000	2,094
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter) 3.56%, 04/23/27 (a)(b)	15,000	15,855
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95%, 01/23/49 (a)(b)	3,000	3,418
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27%, 07/23/29 (a)(b)	3,000	3,335
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter) 4.33%, 03/15/50 (a)(b)	5,000	6,007
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44%, 01/20/48 (a)(b)	3,000	3,668
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34%, 10/05/28 (a)(b)	9,000	9,498
Barrick North America Finance LLC 5.70%, 05/30/41 (a)	3,000	3,708
BAT Capital Corp. 2.76%, 08/15/22 (a)	7,000	7,105

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

3.56%, 08/15/27 (a)	5,000	5,110
4.39%, 08/15/37 (a)	7,000	7,107
4.54%, 08/15/47 (a)	4,000	4,016
Becton Dickinson and Co. 2.89%, 06/06/22 (a)	11,000	11,182
3.70%, 06/06/27 (a)	10,000	10,644
3.73%, 12/15/24 (a)	2,000	2,124
4.67%, 06/06/47 (a)	3,000	3,571
4.69%, 12/15/44 (a)	2,000	2,327
Berkshire Hathaway Energy Co. 3.25%, 04/15/28 (a)	4,000	4,229
3.80%, 07/15/48 (a)	5,000	5,404
6.13%, 04/01/36 (a)	5,000	6,869
Berkshire Hathaway Finance Corp. 4.25%, 01/15/49 (a)	6,000	7,138
Boardwalk Pipelines LP 4.80%, 05/03/29 (a)	10,000	10,652
Boston Scientific Corp. 4.70%, 03/01/49 (a)	4,000	4,859
BP Capital Markets America Inc. 3.02%, 01/16/27 (a)	11,000	11,397
3.22%, 11/28/23 (a)	8,000	8,323
Brighthouse Financial Inc. 3.70%, 06/22/27 (a)	2,000	1,994
Bristol-Myers Squibb Co. 3.20%, 06/15/26 (a)(h)	7,000	7,355
3.40%, 07/26/29 (a)(h)	7,000	7,499
3.45%, 11/15/27 (a)(h)	2,000	2,134
4.13%, 06/15/39 (a)(h)	5,000	5,764
4.25%, 10/26/49 (a)(h)	5,000	5,941
4.55%, 02/20/48 (a)(h)	7,000	8,580
5.00%, 08/15/45 (a)(h)	5,000	6,410
Broadcom Corp./Broadcom Cayman Finance Ltd. 2.65%, 01/15/23 (a)	3,000	3,017
3.00%, 01/15/22 (a)	6,000	6,090
3.13%, 01/15/25 (a)	3,000	3,043
3.88%, 01/15/27 (a)	2,000	2,078
Brown-Forman Corp. 4.00%, 04/15/38 (a)	2,000	2,239
Bunge Limited Finance Corp. 3.75%, 09/25/27 (a)	3,000	3,068
Burlington Northern Santa Fe LLC 4.15%, 12/15/48 (a)	8,000	9,251
4.55%, 09/01/44 (a)	11,000	13,123
Cameron LNG LLC 3.30%, 01/15/35 (a)(h)	6,000	6,102
3.70%, 01/15/39 (a)(h)	2,000	2,052
Campbell Soup Co. 3.30%, 03/15/21 (a)	11,000	11,163

	Principal Amount ($)	Fair Value $
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (a)	7,000	7,465
4.95%, 06/01/47 (a)	2,000	2,447
Cantor Fitzgerald LP 4.88%, 05/01/24 (a)(h)	10,000	10,671
Capital One Financial Corp. 3.75%, 07/28/26 (a)	9,000	9,477
4.75%, 07/15/21 (a)	12,000	12,496
Cardinal Health Inc. 2.62%, 06/15/22 (a)	6,000	6,062
3.08%, 06/15/24 (a)	4,000	4,119
Caterpillar Inc. 3.25%, 09/19/49 (a)	7,000	7,028
3.80%, 08/15/42 (a)	4,000	4,466
Cenovus Energy Inc. 4.25%, 04/15/27 (a)	2,000	2,117
5.25%, 06/15/37 (a)	3,000	3,314
5.40%, 06/15/47 (a)	3,000	3,481
Centene Corp. 4.25%, 12/15/27 (a)(h)	15,000	15,447
4.63%, 12/15/29 (a)(h)	5,000	5,265
CenterPoint Energy Inc. 2.50%, 09/01/22 (a)	13,000	13,115
3.60%, 11/01/21 (a)	8,000	8,213
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 07/23/22 (a)	11,000	11,563
4.91%, 07/23/25 (a)	5,000	5,511
5.05%, 03/30/29 (a)	12,000	13,589
5.75%, 04/01/48 (a)	10,000	11,692
6.38%, 10/23/35 (a)	3,000	3,788
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/25 (a)	12,000	13,512
Chevron Corp. 3.19%, 06/24/23 (a)	4,000	4,169
Chubb INA Holdings Inc. 4.35%, 11/03/45 (a)	8,000	9,718
Cigna Corp. 3.25%, 04/15/25 (a)(h)	7,000	7,261
3.40%, 09/17/21 (a)	7,000	7,165
3.40%, 03/01/27 (a)(h)	5,000	5,192
3.75%, 07/15/23 (a)	6,000	6,299
3.88%, 10/15/47 (a)(h)	6,000	6,139
4.13%, 11/15/25 (a)	7,000	7,600
4.38%, 10/15/28 (a)	3,000	3,329
4.80%, 08/15/38 (a)	3,000	3,498
4.90%, 12/15/48 (a)	3,000	3,587
Cisco Systems Inc. 5.90%, 02/15/39 (a)	5,000	7,017

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Citigroup Inc. 2.70%, 10/27/22 (a)	8,000	8,132
4.40%, 06/10/25 (a)	5,000	5,437
4.45%, 09/29/27 (a)	4,000	4,408
4.65%, 07/23/48 (a)	13,000	16,255
4.75%, 05/18/46 (a)	9,000	10,785
5.50%, 09/13/25 (a)	10,000	11,445
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88%, 07/24/23 (a)(b)	7,000	7,117
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter) 2.98%, 11/05/30 (a)(b)	9,000	9,139
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88%, 01/24/39 (a)(b)	7,000	7,720
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (a)(b)	23,000	23,180
CME Group Inc. 3.75%, 06/15/28 (a)	2,000	2,215
CMS Energy Corp. 4.88%, 03/01/44 (a)	11,000	13,110
CNA Financial Corp. 3.45%, 08/15/27 (a)	5,000	5,200
3.90%, 05/01/29 (a)	10,000	10,751
CNH Industrial Capital LLC 4.38%, 11/06/20 (a)	7,000	7,136
4.88%, 04/01/21 (a)	8,000	8,258
Comcast Corp. 3.20%, 07/15/36 (a)	7,000	7,163
3.25%, 11/01/39 (a)	9,000	9,136
3.38%, 08/15/25 (a)	5,000	5,304
3.45%, 02/01/50 (a)	5,000	5,134
3.97%, 11/01/47 (a)	6,000	6,612
4.15%, 10/15/28 (a)	7,000	7,881
4.60%, 08/15/45 (a)	3,000	3,599
4.70%, 10/15/48 (a)	4,000	4,935
CommonSpirit Health 4.35%, 11/01/42 (a)	16,000	16,345
Conagra Brands Inc. 3.80%, 10/22/21 (a)	11,000	11,346
5.30%, 11/01/38 (a)	3,000	3,563
5.40%, 11/01/48 (a)	4,000	4,893
Conagra Brands Inc. 0.75% + 3 month USD LIBOR 2.70%, 10/22/20 (a)(b)	9,000	9,006
Concho Resources Inc. 3.75%, 10/01/27 (a)	3,000	3,157

	Principal Amount ($)	Fair Value $
4.88%, 10/01/47 (a)	4,000	4,637
ConocoPhillips Co. 4.30%, 11/15/44 (a)	8,000	9,394
Consolidated Edison Company of New York Inc. 2.90%, 12/01/26 (a)	12,000	12,309
3.88%, 06/15/47 (a)	4,000	4,352
Constellation Brands Inc. 3.15%, 08/01/29 (a)	8,000	8,103
3.70%, 12/06/26 (a)	6,000	6,374
4.50%, 05/09/47 (a)	8,000	8,772
Continental Resources Inc. 4.50%, 04/15/23 (a)	12,000	12,574
Corning Inc. 4.38%, 11/15/57 (a)	6,000	6,147
Crown Castle International Corp. 5.20%, 02/15/49 (a)	6,000	7,412
CSX Corp. 4.50%, 03/15/49 - 08/01/54 (a)	14,000	16,269
CubeSmart LP 4.38%, 02/15/29 (a)	7,000	7,679
CVS Health Corp. 3.00%, 08/15/26 (a)	6,000	6,124
3.25%, 08/15/29 (a)	5,000	5,101
3.35%, 03/09/21 (a)	6,000	6,096
4.30%, 03/25/28 (a)	2,000	2,188
4.78%, 03/25/38 (a)	3,000	3,413
5.00%, 12/01/24 (a)	6,000	6,643
5.05%, 03/25/48 (a)	8,000	9,490
Dell International LLC/EMC Corp. 4.00%, 07/15/24 (a)(h)	9,000	9,432
4.42%, 06/15/21 (a)(h)	11,000	11,320
5.30%, 10/01/29 (a)(h)	7,000	7,882
5.45%, 06/15/23 (a)(h)	5,000	5,424
6.02%, 06/15/26 (a)(h)	5,000	5,773
8.10%, 07/15/36 (a)(h)	2,000	2,627
8.35%, 07/15/46 (a)(h)	4,000	5,475
Deutsche Bank AG 2.70%, 07/13/20 (a)	12,000	12,009
Devon Energy Corp. 5.00%, 06/15/45 (a)	6,000	7,007
DH Europe Finance II Sarl 2.60%, 11/15/29 (a)	4,000	3,993
3.25%, 11/15/39 (a)	3,000	3,037
3.40%, 11/15/49 (a)	3,000	3,076
Diamondback Energy Inc. 2.88%, 12/01/24 (a)	10,000	10,117
3.25%, 12/01/26 (a)	5,000	5,058
3.50%, 12/01/29 (a)	5,000	5,092
5.38%, 05/31/25 (a)	18,000	18,908
Digital Realty Trust LP 3.60%, 07/01/29 (a)	10,000	10,449

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Discovery Communications LLC 2.95%, 03/20/23 (a)	9,000	9,183
3.95%, 03/20/28 (a)	5,000	5,345
4.95%, 05/15/42 (a)	2,000	2,217
5.00%, 09/20/37 (a)	3,000	3,400
Dollar Tree Inc. 4.00%, 05/15/25 (a)	7,000	7,485
4.20%, 05/15/28 (a)	4,000	4,297
Dominion Energy Inc. 2.58%, 07/01/20 (a)	9,000	9,023
3.07%, 08/15/24 (a)(c)	5,000	5,117
Dover Corp. 2.95%, 11/04/29 (a)	5,000	5,037
DTE Energy Co. 2.85%, 10/01/26 (a)	8,000	8,047
3.85%, 12/01/23 (a)	7,000	7,345
Duke Energy Carolinas LLC 3.95%, 03/15/48 (a)	5,000	5,589
Duke Energy Corp. 1.80%, 09/01/21 (a)	7,000	6,988
3.55%, 09/15/21 (a)	6,000	6,136
3.75%, 09/01/46 (a)	3,000	3,094
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	9,000	9,439
Duke Energy Progress LLC 4.15%, 12/01/44 (a)	11,000	12,413
Duke Realty LP 3.25%, 06/30/26 (a)	4,000	4,144
3.38%, 12/15/27 (a)	3,000	3,131
DuPont de Nemours Inc. 5.32%, 11/15/38 (a)	3,000	3,576
5.42%, 11/15/48 (a)	3,000	3,696
Duquesne Light Holdings Inc. 3.62%, 08/01/27 (a)(h)	11,000	11,008
Eastman Chemical Co. 3.50%, 12/01/21 (a)	8,000	8,192
3.60%, 08/15/22 (a)	7,000	7,246
4.50%, 01/15/21 - 12/01/28 (a)	15,000	15,812
Eaton Corp. 3.10%, 09/15/27 (a)	4,000	4,162
Ecolab Inc. 3.25%, 12/01/27 (a)	2,000	2,108
3.95%, 12/01/47 (a)	4,000	4,484
Edison International 2.40%, 09/15/22 (a)	18,000	17,915
Eli Lilly & Co. 3.95%, 03/15/49 (a)	8,000	9,248
Emera US Finance LP 4.75%, 06/15/46 (a)	3,000	3,468

	Principal Amount ($)	Fair Value $
Enbridge Energy Partners LP 5.50%, 09/15/40 (a)	4,000	4,767
Enbridge Inc. 4.00%, 11/15/49 (a)	4,000	4,195
Energy Transfer Operating LP 4.25%, 03/15/23 (a)	8,000	8,347
4.50%, 04/15/24 (a)	2,000	2,129
4.95%, 06/15/28 (a)	4,000	4,388
6.50%, 02/01/42 (a)	8,000	9,513
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23 (a)	4,000	4,229
Entergy Louisiana LLC 3.05%, 06/01/31 (a)	10,000	10,320
4.00%, 03/15/33 (a)	3,000	3,380
Enterprise Products Operating LLC 4.25%, 02/15/48 (a)	7,000	7,593
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	7,000	7,051
EOG Resources Inc. 5.10%, 01/15/36 (a)	4,000	4,904
EPR Properties 4.95%, 04/15/28 (a)	4,000	4,378
EQM Midstream Partners LP 4.75%, 07/15/23 (a)	2,000	2,006
5.50%, 07/15/28 (a)	2,000	1,965
Equinor ASA 3.25%, 11/18/49 (a)	5,000	5,045
ERP Operating LP 4.50%, 07/01/44 (a)	9,000	10,702
Exelon Corp. 3.50%, 06/01/22 (a)	9,000	9,239
4.45%, 04/15/46 (a)	7,000	7,868
FedEx Corp. 3.10%, 08/05/29 (a)	3,000	3,001
4.10%, 02/01/45 (a)	12,000	11,678
Fifth Third Bancorp 3.65%, 01/25/24 (a)	12,000	12,660
FirstEnergy Corp. 3.90%, 07/15/27 (a)	2,000	2,141
FirstEnergy Transmission LLC 4.55%, 04/01/49 (a)(h)	7,000	8,038
Fiserv Inc. 3.50%, 07/01/29 (a)	5,000	5,263
4.40%, 07/01/49 (a)	5,000	5,687
Florida Power & Light Co. 4.13%, 02/01/42 (a)	13,000	14,872
Ford Motor Co. 4.35%, 12/08/26 (a)	6,000	6,180

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

General Mills Inc. 3.70%, 10/17/23 (a)	5,000	5,265
4.55%, 04/17/38 (a)	2,000	2,319
4.70%, 04/17/48 (a)	3,000	3,600
General Motors Co. 5.20%, 04/01/45 (a)	3,000	3,033
5.40%, 04/01/48 (a)	2,000	2,069
General Motors Financial Company Inc. 3.45%, 01/14/22 - 04/10/22 (a)	19,000	19,429
3.55%, 04/09/21 (a)	7,000	7,117
4.20%, 11/06/21 (a)	4,000	4,143
5.25%, 03/01/26 (a)	8,000	8,875
Georgia-Pacific LLC 3.60%, 03/01/25 (a)(h)	11,000	11,609
Gilead Sciences Inc. 2.95%, 03/01/27 (a)	3,000	3,117
3.50%, 02/01/25 (a)	4,000	4,245
3.65%, 03/01/26 (a)	2,000	2,152
4.15%, 03/01/47 (a)	9,000	10,014
GlaxoSmithKline Capital Inc. 3.38%, 05/15/23 (a)	7,000	7,308
3.63%, 05/15/25 (a)	6,000	6,430
GlaxoSmithKline Capital PLC 3.38%, 06/01/29 (a)	9,000	9,653
Glencore Finance Canada Ltd. 4.95%, 11/15/21 (a)(h)	7,000	7,319
Glencore Funding LLC 4.88%, 03/12/29 (a)(h)	7,000	7,635
Halliburton Co. 3.80%, 11/15/25 (a)	5,000	5,335
5.00%, 11/15/45 (a)	6,000	6,847
Hasbro Inc. 3.00%, 11/19/24 (a)	18,000	18,092
HCA Inc. 4.13%, 06/15/29 (a)	5,000	5,311
Hess Corp. 5.60%, 02/15/41 (a)	4,000	4,711
5.80%, 04/01/47 (a)	2,000	2,449
Hewlett Packard Enterprise Co. 6.35%, 10/15/45 (a)	5,000	6,044
Highwoods Realty LP 4.13%, 03/15/28 (a)	7,000	7,488
4.20%, 04/15/29 (a)	11,000	11,842
Honeywell International Inc. 2.70%, 08/15/29 (a)	8,000	8,204
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50%, 12/31/99 (a)(b)	15,000	16,505

	Principal Amount ($)	Fair Value $
Hyundai Capital America 3.10%, 04/05/22 (a)(h)	7,000	7,092
Ingersoll-Rand Luxembourg Finance S.A. 3.50%, 03/21/26 (a)	11,000	11,518
3.55%, 11/01/24 (a)	7,000	7,336
3.80%, 03/21/29 (a)	11,000	11,853
Intel Corp. 2.45%, 11/15/29 (a)	18,000	17,976
2.60%, 05/19/26 (a)	8,000	8,177
2.88%, 05/11/24 (a)	3,000	3,112
International Paper Co. 4.40%, 08/15/47 (a)	7,000	7,491
Interstate Power & Light Co. 3.40%, 08/15/25 (a)	8,000	8,220
Jabil Inc. 3.95%, 01/12/28 (a)	4,000	4,106
Jefferies Group LLC 5.13%, 01/20/23 (a)	10,000	10,813
Johnson & Johnson 3.63%, 03/03/37 (a)	5,000	5,522
Johnson Controls International PLC 4.50%, 02/15/47 (a)	5,000	5,409
JPMorgan Chase & Co. 3.30%, 04/01/26 (a)	11,000	11,570
3.63%, 12/01/27 (a)	5,000	5,282
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51%, 01/23/29 (a)(b)	7,000	7,430
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88%, 07/24/38 (a)(b)	2,000	2,213
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90%, 01/23/49 (a)(b)	10,000	11,236
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter) 3.96%, 01/29/27 (a)(b)	12,000	13,019
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01%, 04/23/29 (a)(b)	4,000	4,390

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03%, 07/24/48 (a)(b)	7,000	7,990
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10%, 10/29/49 (a)(b)	7,000	7,656
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 5.41%, 12/29/49 (a)(b)	8,000	8,070
Keurig Dr Pepper Inc. 4.50%, 11/15/45 (a)	3,000	3,311
Kinder Morgan Energy Partners LP 3.50%, 03/01/21 (a)	11,000	11,157
4.70%, 11/01/42 (a)	2,000	2,114
5.00%, 03/01/43 (a)	2,000	2,191
5.30%, 09/15/20 (a)	7,000	7,160
6.38%, 03/01/41 (a)	4,000	4,968
Kinder Morgan Inc. 5.05%, 02/15/46 (a)	9,000	10,115
KLA Corp. 4.65%, 11/01/24 (a)	15,000	16,539
Kraft Heinz Foods Co. 2.80%, 07/02/20 (a)	2,000	2,004
4.38%, 06/01/46 (a)	10,000	9,855
L3Harris Technologies Inc. 3.85%, 12/15/26 (a)(h)	6,000	6,424
Lam Research Corp. 4.00%, 03/15/29 (a)	11,000	12,109
Las Vegas Sands Corp. 3.50%, 08/18/26 (a)	5,000	5,172
Lear Corp. 4.25%, 05/15/29 (a)	10,000	10,347
5.25%, 05/15/49 (a)	5,000	5,207
Liberty Property LP 4.38%, 02/01/29 (a)	8,000	9,102
Lincoln National Corp. 3.63%, 12/12/26 (a)	4,000	4,226
4.35%, 03/01/48 (a)	7,000	7,707
Lockheed Martin Corp. 4.50%, 05/15/36 (a)	7,000	8,312
Lowe’s Companies Inc. 4.05%, 05/03/47 (a)	4,000	4,321
4.55%, 04/05/49 (a)	7,000	8,243
LYB International Finance BV 4.88%, 03/15/44 (a)	5,000	5,688
Marathon Oil Corp. 3.85%, 06/01/25 (a)	7,000	7,406

	Principal Amount ($)	Fair Value $
Marsh & McLennan Companies Inc. 3.50%, 03/10/25 (a)	7,000	7,394
4.90%, 03/15/49 (a)	6,000	7,607
Masco Corp. 3.50%, 11/15/27 (a)	2,000	2,068
McDonald’s Corp. 3.63%, 09/01/49 (a)	3,000	3,066
3.70%, 01/30/26 (a)	5,000	5,373
3.80%, 04/01/28 (a)	9,000	9,804
4.88%, 12/09/45 (a)	8,000	9,685
McKesson Corp. 3.65%, 11/30/20 (a)	8,000	8,116
Medtronic Inc. 4.63%, 03/15/45 (a)	2,000	2,513
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52 (a)	17,000	19,345
Merck & Company Inc. 2.75%, 02/10/25 (a)	7,000	7,257
3.40%, 03/07/29 (a)	8,000	8,667
4.00%, 03/07/49 (a)	6,000	7,023
MetLife Inc. 4.05%, 03/01/45 (a)	3,000	3,477
4.72%, 12/15/44 (a)	10,000	12,172
Microsoft Corp. 2.40%, 08/08/26 (a)	6,000	6,077
3.45%, 08/08/36 (a)	5,000	5,482
3.50%, 02/12/35 (a)	3,000	3,311
3.70%, 08/08/46 (a)	11,000	12,413
3.95%, 08/08/56 (a)	5,000	5,906
4.10%, 02/06/37 (a)	4,000	4,724
4.50%, 02/06/57 (a)	3,000	3,889
Molson Coors Brewing Co. 2.10%, 07/15/21 (a)	7,000	7,005
4.20%, 07/15/46 (a)	6,000	5,983
Morgan Stanley 3.70%, 10/23/24 (a)	7,000	7,434
3.95%, 04/23/27 (a)	5,000	5,355
4.35%, 09/08/26 (a)	12,000	13,123
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter) 2.72%, 07/22/25 (a)(b)	12,000	12,169
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97%, 07/22/38 (a)(b)	10,000	11,139
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter) 4.43%, 01/23/30 (a)(b)	7,000	7,915

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

MPLX LP 3.38%, 03/15/23 (a)	5,000	5,135
5.20%, 12/01/47 (a)(h)	3,000	3,226
5.25%, 01/15/25 (a)(h)	14,000	14,698
6.25%, 10/15/22 (a)(h)	10,000	10,151
MPLX LP 1.10% + 3 month USD LIBOR 2.99%, 09/09/22 (a)(b)	10,000	10,028
Mylan Inc. 5.20%, 04/15/48 (a)	5,000	5,564
Mylan N.V. 3.15%, 06/15/21 (a)	7,000	7,090
3.95%, 06/15/26 (a)	2,000	2,079
National Oilwell Varco Inc. 3.60%, 12/01/29 (a)	9,000	9,039
National Retail Properties Inc. 4.00%, 11/15/25 (a)	6,000	6,444
Newfield Exploration Co. 5.63%, 07/01/24 (a)	30,000	33,089
Newmont Goldcorp Corp. 4.88%, 03/15/42 (a)	7,000	8,185
Nexen Inc. 6.40%, 05/15/37 (a)	7,000	9,581
NextEra Energy Capital Holdings Inc. 3.25%, 04/01/26 (a)	11,000	11,458
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter) 5.65%, 05/01/79 (a)(b)	7,000	7,773
Noble Energy Inc. 3.85%, 01/15/28 (a)	6,000	6,330
3.90%, 11/15/24 (a)	4,000	4,234
4.20%, 10/15/49 (a)	6,000	6,093
5.05%, 11/15/44 (a)	3,000	3,319
Nordstrom Inc. 4.38%, 04/01/30 (a)	5,000	5,097
5.00%, 01/15/44 (a)	2,000	1,960
Norfolk Southern Corp. 3.95%, 10/01/42 (a)	6,000	6,451
Northrop Grumman Corp. 2.55%, 10/15/22 (a)	5,000	5,075
3.85%, 04/15/45 (a)	4,000	4,302
4.03%, 10/15/47 (a)	3,000	3,349
Novartis Capital Corp. 3.00%, 11/20/25 (a)	3,000	3,157
Nucor Corp. 3.95%, 05/01/28 (a)	6,000	6,527
Nutrien Ltd. 4.00%, 12/15/26 (a)	3,000	3,201
4.90%, 06/01/43 (a)	6,000	6,753

	Principal Amount ($)	Fair Value $
Occidental Petroleum Corp. 2.70%, 08/15/22 (a)	5,000	5,055
2.90%, 08/15/24 (a)	4,000	4,063
3.50%, 08/15/29 (a)	5,000	5,099
4.10%, 02/15/47 (a)	6,000	5,828
4.85%, 03/15/21 (a)	3,000	3,090
6.20%, 03/15/40 (a)	5,000	5,973
Omnicom Group Inc./Omnicom Capital Inc. 3.63%, 05/01/22 (a)	7,000	7,248
Oncor Electric Delivery Company LLC 3.80%, 09/30/47 (a)	2,000	2,200
ONEOK Inc. 4.35%, 03/15/29 (a)	6,000	6,516
5.20%, 07/15/48 (a)	8,000	9,122
Oracle Corp. 2.40%, 09/15/23 (a)	4,000	4,064
2.65%, 07/15/26 (a)	7,000	7,165
3.80%, 11/15/37 (a)	3,000	3,274
4.00%, 07/15/46 - 11/15/47 (a)	15,000	16,694
Oshkosh Corp. 5.38%, 03/01/25 (a)	6,000	6,209
Owens Corning 4.40%, 01/30/48 (a)	5,000	4,830
PacifiCorp 6.25%, 10/15/37 (a)	4,000	5,597
Packaging Corp. of America 3.00%, 12/15/29 (a)	10,000	10,083
Parker-Hannifin Corp. 3.25%, 06/14/29 (a)	5,000	5,215
Patterson-UTI Energy Inc. 5.15%, 11/15/29 (a)	4,000	4,087
PayPal Holdings Inc. 2.65%, 10/01/26 (a)	10,000	10,135
2.85%, 10/01/29 (a)	5,000	5,040
PepsiCo Inc. 2.63%, 07/29/29 (a)	10,000	10,222
3.45%, 10/06/46 (a)	6,000	6,359
Petroleos Mexicanos 5.35%, 02/12/28 (a)	10,000	9,949
5.63%, 01/23/46 (a)	10,000	9,013
6.35%, 02/12/48 (a)	10,000	9,655
6.50%, 03/13/27 (a)	15,000	15,890
7.69%, 01/23/50 (a)(h)	10,000	10,934
Pfizer Inc. 3.45%, 03/15/29 (a)	4,000	4,305
3.60%, 09/15/28 (a)	7,000	7,663
3.90%, 03/15/39 (a)	5,000	5,637
4.40%, 05/15/44 (a)	4,000	4,778
Philip Morris International Inc. 3.38%, 08/15/29 (a)	7,000	7,341
4.13%, 03/04/43 (a)	7,000	7,555

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Phillips 66 3.90%, 03/15/28 (a)	7,000	7,640
Phillips 66 Partners LP 3.75%, 03/01/28 (a)	3,000	3,130
4.68%, 02/15/45 (a)	6,000	6,476
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29 (a)	15,000	14,782
3.65%, 06/01/22 (a)	11,000	11,294
PPL Capital Funding Inc. 3.10%, 05/15/26 (a)	12,000	12,222
Precision Castparts Corp. 4.38%, 06/15/45 (a)	10,000	11,664
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70%, 09/15/48 (a)(b)	12,000	13,740
Public Service Company of Colorado 3.70%, 06/15/28 (a)	7,000	7,632
Public Service Electric & Gas Co. 2.38%, 05/15/23 (a)	12,000	12,157
QUALCOMM Inc. 2.90%, 05/20/24 (a)	2,000	2,064
3.00%, 05/20/22 (a)	5,000	5,125
3.25%, 05/20/27 (a)	2,000	2,104
4.30%, 05/20/47 (a)	3,000	3,437
Realty Income Corp. 3.00%, 01/15/27 (a)	5,000	5,149
Reynolds American Inc. 4.45%, 06/12/25 (a)	4,000	4,308
Rio Tinto Finance USA PLC 4.13%, 08/21/42 (a)	6,000	6,879
Rockwell Automation Inc. 4.20%, 03/01/49 (a)	6,000	6,987
Rockwell Collins Inc. 3.50%, 03/15/27 (a)	3,000	3,190
Rogers Communications Inc. 5.00%, 03/15/44 (a)	4,000	4,860
Roper Technologies Inc. 2.95%, 09/15/29 (a)	9,000	9,091
RPM International Inc. 3.75%, 03/15/27 (a)	2,000	2,067
Ryder System Inc. 2.50%, 09/01/24 (a)	15,000	15,103
2.90%, 12/01/26 (a)	15,000	15,159
3.65%, 03/18/24 (a)	8,000	8,403
Sabine Pass Liquefaction LLC 4.20%, 03/15/28 (a)	4,000	4,244
5.00%, 03/15/27 (a)	2,000	2,205
Santander Holdings USA Inc. 3.70%, 03/28/22 (a)	12,000	12,337
4.40%, 07/13/27 (a)	4,000	4,324

	Principal Amount ($)	Fair Value $
Schlumberger Holdings Corp. 3.90%, 05/17/28 (a)(h)	8,000	8,513
Selective Insurance Group Inc. 5.38%, 03/01/49 (a)	8,000	9,409
Sempra Energy 3.80%, 02/01/38 (a)	2,000	2,089
4.00%, 02/01/48 (a)	4,000	4,189
Shell International Finance BV 2.38%, 08/21/22 (a)	11,000	11,155
3.13%, 11/07/49 (a)	12,000	11,835
3.75%, 09/12/46 (a)	7,000	7,674
4.13%, 05/11/35 (a)	8,000	9,321
Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/21 (a)	7,000	7,040
2.88%, 09/23/23 (a)	3,000	3,060
3.20%, 09/23/26 (a)	3,000	3,092
Simon Property Group LP 3.38%, 06/15/27 (a)	4,000	4,236
Southern California Edison Co. 2.40%, 02/01/22 (a)	10,000	10,054
2.90%, 03/01/21 (a)	11,000	11,096
4.00%, 04/01/47 (a)	12,000	12,622
4.20%, 03/01/29 (a)	11,000	12,118
Southern Company Gas Capital Corp. 4.40%, 05/30/47 (a)	2,000	2,209
Southern Copper Corp. 5.88%, 04/23/45 (a)	8,000	10,001
Southwestern Electric Power Co. 2.75%, 10/01/26 (a)	7,000	6,982
Spectra Energy Partners LP 3.38%, 10/15/26 (a)	2,000	2,070
4.50%, 03/15/45 (a)	3,000	3,291
Spirit Realty LP 4.00%, 07/15/29 (a)	10,000	10,519
Starbucks Corp. 4.00%, 11/15/28 (a)	6,000	6,656
Steel Dynamics Inc. 2.80%, 12/15/24 (a)	5,000	5,043
3.45%, 04/15/30 (a)	5,000	5,069
4.13%, 09/15/25 (a)	25,000	25,713
Sumitomo Mitsui Financial Group Inc. 2.78%, 07/12/22 (a)	11,000	11,192
Suncor Energy Inc. 4.00%, 11/15/47 (a)	3,000	3,275
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (a)	5,000	5,292
Sysco Corp. 3.25%, 07/15/27 (a)	4,000	4,187

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Tampa Electric Co. 4.35%, 05/15/44 (a)	13,000	14,841
Target Corp. 2.50%, 04/15/26 (a)	5,000	5,115
Teck Resources Ltd. 5.40%, 02/01/43 (a)	7,000	7,396
Texas Instruments Inc. 3.88%, 03/15/39 (a)	6,000	6,817
The Allstate Corp. 4.20%, 12/15/46 (a)	3,000	3,501
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75%, 08/15/53 (a)(b)	11,000	11,842
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63%, 12/29/49 (a)(b)	6,000	6,317
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65%, 12/31/99 (a)(b)	8,000	8,120
The Boeing Co. 2.70%, 02/01/27 (a)	10,000	10,122
2.95%, 02/01/30 (a)	7,000	7,144
3.25%, 03/01/28 (a)	3,000	3,127
3.75%, 02/01/50 (a)	4,000	4,253
The Cleveland Electric Illuminating Co. 4.55%, 11/15/30 (a)(h)	14,000	15,716
The Dow Chemical Co. 4.25%, 10/01/34 (a)	5,000	5,520
5.55%, 11/30/48 (a)	4,000	5,019
The Estee Lauder Companies Inc. 2.38%, 12/01/29 (a)	5,000	4,999
3.13%, 12/01/49 (a)	5,000	5,008
The George Washington University 4.13%, 09/15/48 (a)	8,000	9,213
The Goldman Sachs Group Inc. 3.50%, 11/16/26 (a)	12,000	12,630
3.85%, 01/26/27 (a)	4,000	4,258
4.25%, 10/21/25 (a)	2,000	2,174
5.15%, 05/22/45 (a)	5,000	6,159
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter) 2.88%, 10/31/22 (a)(b)	7,000	7,093

	Principal Amount ($)	Fair Value $
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91%, 06/05/23 (a)(b)	11,000	11,179
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81%, 04/23/29 (a)(b)	4,000	4,288
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02%, 10/31/38 (a)(b)	6,000	6,524
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter) 4.22%, 05/01/29 (a)(b)	6,000	6,615
The Hartford Financial Services Group Inc. 2.80%, 08/19/29 (a)	15,000	15,196
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR 4.03%, 02/12/47 (a)(b)(h)	10,000	9,328
The Home Depot Inc. 3.50%, 09/15/56 (a)	7,000	7,357
3.90%, 12/06/28 (a)	6,000	6,727
4.50%, 12/06/48 (a)	4,000	4,942
The Interpublic Group of Companies Inc. 3.75%, 10/01/21 (a)	10,000	10,275
The Kroger Co. 2.95%, 11/01/21 (a)	7,000	7,118
4.65%, 01/15/48 (a)	4,000	4,373
The Mosaic Co. 5.63%, 11/15/43 (a)	3,000	3,550
The Sherwin-Williams Co. 2.75%, 06/01/22 (a)	4,000	4,069
The Southern Co. 4.40%, 07/01/46 (a)	4,000	4,440
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63%, 09/15/31 (a)(b)	10,000	10,489
The Walt Disney Co. 3.38%, 11/15/26 (a)	5,000	5,355
4.75%, 11/15/46 (a)	4,000	5,129
6.65%, 11/15/37 (a)	8,000	11,884

See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

The Williams Companies Inc. 3.75%, 06/15/27 (a)	3,000	3,130
4.85%, 03/01/48 (a)	7,000	7,676
5.40%, 03/04/44 (a)	4,000	4,501
Time Warner Cable LLC 4.50%, 09/15/42 (a)	3,000	3,071
6.55%, 05/01/37 (a)	5,000	6,188
Total Capital International S.A. 3.46%, 02/19/29 (a)	12,000	13,004
TransCanada PipeLines Ltd. 4.25%, 05/15/28 (a)	12,000	13,333
4.88%, 01/15/26 (a)	3,000	3,365
Transcontinental Gas Pipe Line Company LLC 4.00%, 03/15/28 (a)	6,000	6,371
Trinity Health Corp. 3.43%, 12/01/48 (a)	2,000	1,990
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter) 3.50%, 08/02/22 (a)(b)	6,000	6,129
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter) 4.80%, 12/31/99 (a)(b)	17,000	17,500
TWDC Enterprises 18 Corp. 4.13%, 06/01/44 (a)	6,000	7,115
Tyco Electronics Group S.A. 3.13%, 08/15/27 (a)	5,000	5,152
Tyson Foods Inc. 4.00%, 03/01/26 (a)	12,000	12,993
4.55%, 06/02/47 (a)	2,000	2,292
U.S. Bancorp 3.15%, 04/27/27 (a)	10,000	10,506
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13%, 12/29/49 (a)(b)	26,000	26,713
UDR Inc. 3.00%, 08/15/31 (a)	5,000	4,998
Union Pacific Corp. 3.50%, 06/08/23 (a)	12,000	12,571
3.60%, 09/15/37 (a)	3,000	3,117
4.10%, 09/15/67 (a)	5,000	5,161
4.30%, 03/01/49 (a)	5,000	5,781
United Technologies Corp. 3.13%, 05/04/27 (a)	10,000	10,479
3.65%, 08/16/23 (a)	7,000	7,382
3.95%, 08/16/25 (a)	2,000	2,182
4.13%, 11/16/28 (a)	2,000	2,252
4.15%, 05/15/45 (a)	5,000	5,729
4.45%, 11/16/38 (a)	4,000	4,728
4.50%, 06/01/42 (a)	4,000	4,801

	Principal Amount ($)	Fair Value $
UnitedHealth Group Inc. 4.45%, 12/15/48 (a)	6,000	7,170
4.75%, 07/15/45 (a)	8,000	9,840
Vale S.A. 5.63%, 09/11/42 (a)	5,000	5,870
Valero Energy Corp. 4.00%, 04/01/29 (a)	7,000	7,549
Valero Energy Partners LP 4.38%, 12/15/26 (a)	8,000	8,731
Ventas Realty LP 3.25%, 10/15/26 (a)	10,000	10,273
Verizon Communications Inc. 4.33%, 09/21/28 (a)	7,000	7,948
4.40%, 11/01/34 (a)	7,000	8,142
4.52%, 09/15/48 (a)	6,000	7,185
4.67%, 03/15/55 (a)	3,000	3,703
4.86%, 08/21/46 (a)	6,000	7,450
5.25%, 03/16/37 (a)	5,000	6,275
ViacomCBS Inc. 2.90%, 01/15/27 (a)	5,000	5,005
3.45%, 10/04/26 (a)	7,000	7,149
3.70%, 06/01/28 (a)	4,000	4,193
4.38%, 03/15/43 (a)	5,000	5,296
5.25%, 04/01/44 (a)	3,000	3,489
Virginia Electric & Power Co. 4.00%, 11/15/46 (a)	7,000	7,744
Visa Inc. 3.15%, 12/14/25 (a)	4,000	4,232
4.30%, 12/14/45 (a)	7,000	8,626
Vistra Operations Company LLC 3.55%, 07/15/24 (a)(h)	9,000	9,154
Vodafone Group PLC 4.38%, 05/30/28 (a)	8,000	8,867
5.25%, 05/30/48 (a)	4,000	4,812
Vornado Realty LP 3.50%, 01/15/25 (a)	4,000	4,174
Vulcan Materials Co. 3.90%, 04/01/27 (a)	4,000	4,228
Walmart Inc. 3.63%, 12/15/47 (a)	6,000	6,648
3.70%, 06/26/28 (a)	7,000	7,716
3.95%, 06/28/38 (a)	3,000	3,487
4.05%, 06/29/48 (a)	7,000	8,315
WEC Energy Group Inc. 3.55%, 06/15/25 (a)	10,000	10,616
Wells Fargo & Co. 3.90%, 05/01/45 (a)	3,000	3,405
4.15%, 01/24/29 (a)	8,000	8,937
4.75%, 12/07/46 (a)	2,000	2,408
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter) 2.88%, 10/30/30 (a)(b)	3,000	3,023

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter) 3.20%, 06/17/27 (a)(b)	9,000	9,335
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88%, 12/29/49 (a)(b)	9,000	10,080
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 5.66%, 03/29/49 (a)(b)	9,000	9,123
Western Midstream Operating LP 4.00%, 07/01/22 (a)	11,000	11,304
5.38%, 06/01/21 (a)	10,000	10,292
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter) 4.11%, 07/24/34 (a)(b)	7,000	7,356
Willis North America Inc. 3.60%, 05/15/24 (a)	6,000	6,278
WPP Finance 2010 3.75%, 09/19/24 (a)	10,000	10,541
WRKCo Inc. 3.00%, 09/15/24 (a)	4,000	4,083
Xilinx Inc. 2.95%, 06/01/24 (a)	5,000	5,142
Zoetis Inc. 3.00%, 09/12/27 (a)	3,000	3,080
3.90%, 08/20/28 (a)	6,000	6,508

		4,577,750

Non-Agency Collateralized Mortgage Obligations – 3.6%
Banc of America Commercial Mortgage Trust 2016-UBS10 4.91%, 07/15/49 (a)(b)	23,000	24,635
BANK 2018-BNK11 4.36%, 03/15/61 (a)(b)	12,000	13,110
BANK 2019-BNK17 4.52%, 04/15/52 (a)(b)	10,000	10,712
Cantor Commercial Real Estate Lending 2019-CF3 3.01%, 01/15/53 (a)	68,000	69,771
CD 2019-CD8 Mortgage Trust 2.91%, 08/15/57 (a)	63,000	64,265
Citigroup Commercial Mortgage Trust 2016-P6 4.03%, 12/10/49 (a)(b)	31,273	33,546
Citigroup Commercial Mortgage Trust 2018-C5 4.51%, 06/10/51 (a)(b)	21,000	22,955
COMM 2014-CR14 Mortgage Trust 4.53%, 02/10/47 (a)(b)	25,000	26,794

	Principal Amount ($)	Fair Value $
GS Mortgage Securities Trust 2016-GS3 2.85%, 10/10/49 (a)	33,000	33,777
GS Mortgage Securities Trust 2017-GS8 3.47%, 11/10/50 (a)	63,977	67,588
GS Mortgage Securities Trust 2018-GS9 4.14%, 03/10/51 (a)(b)	25,000	26,964
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.04%, 07/15/45 (a)(b)	15,000	15,761
JPMBB Commercial Mortgage Securities Trust 2015-C32 4.67%, 11/15/48 (a)(b)	20,000	21,020
MASTR Alternative Loan Trust 2003-5 5.00%, 08/25/18 (a)(e)	740	24
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 0.90%, 03/15/48 (a)(b)(e)	369,528	13,328
Morgan Stanley Capital I Trust 2006-IQ11 6.07%, 10/15/42 (a)(b)	40,337	41,129
UBS Commercial Mortgage Trust 2018-C12 4.79%, 08/15/51 (a)(b)	17,000	18,788
Wells Fargo Commercial Mortgage Trust 2019-C50 4.35%, 05/15/52 (a)	15,000	15,713
WFRBS Commercial Mortgage Trust 2013-C17 4.26%, 12/15/46 (a)	25,000	26,504
WFRBS Commercial Mortgage Trust 2014-LC14 4.35%, 03/15/47 (a)(b)	58,000	62,043

		608,427

Sovereign Bonds - 0.4%
Government of Mexico 4.00%, 10/02/23 (a)	12,000	12,646
4.75%, 03/08/44 (a)	20,000	22,118
Government of Peru 5.63%, 11/18/50 (a)	11,000	16,085
Government of Uruguay 5.10%, 06/18/50 (a)	14,040	16,885

		67,734

Municipal Bonds and Notes - 0.6%
American Municipal Power Inc. 6.27%, 02/15/50 (a)	15,000	20,038

See Notes to Schedule of Investments and Notes to Financial Statements.

18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Commonwealth of Massachusetts 2.90%, 09/01/49 (a)	5,000	4,719
New Jersey Transportation Trust Fund Authority 6.88%, 12/15/39 (a)	15,000	15,040
Port Authority of New York & New Jersey 4.46%, 10/01/62 (a)	25,000	30,640
State of California 4.60%, 04/01/38 (a)	15,000	16,620
State of Illinois 5.10%, 06/01/33 (a)	10,000	10,780
The University of Texas System 3.35%, 08/15/47 (a)	10,000	10,416

		108,253

Total Bonds and Notes (Cost $15,236,169)		15,875,376

	Numberof Shares	Fair Value

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09%, + 3 month USD LIBOR (Cost $23,300) (a)(b)	932	25,528

Total Investments in Securities (Cost $15,259,469)		15,900,904

Short-Term Investments - 22.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (a)(g)(i)	2,365,049	2,365,049
U.S. Treasury Bills 1.47% (a)(g)	1,500,000	1,499,715
Total Short-Term Investments (Cost $3,864,686)		3,864,764

Total Investments (Cost $19,124,155)		19,765,668

Liabilities in Excess of Other Assets, net - (15.5)%		(2,653,977)

NET ASSETS - 100.0%		17,111,691

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$245	1.00%/ Quarterly	06/20/24	$(6,377)	$(4,015)	$(2,362)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$591	5.00%/ Quarterly	06/20/24	$58,417	$33,517	$24,900

							$22,538

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$883	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(22,211)	$—	$(22,211)
CME Group, Inc.	884	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(22,290)	—	(22,290)

								$(44,501)

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	March 2020	16	$3,446,276	$3,448,000	$1,724
5 Yr. U.S. Treasury Notes Futures	March 2020	9	1,067,078	1,067,484	406
10 Yr. U.S. Treasury Notes Futures	March 2020	4	516,719	513,688	(3,031)

					$(901)

The Fund had the following short futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	March 2020	1	$(183,824)	$(181,656)	$2,168
U.S. Long Bond Futures	March 2020	2	(318,168)	(311,813)	6,355
10 Yr. U.S. Treasury Ultra Futures	March 2020	4	(569,493)	(562,813)	6,680

					$15,203

					$14,302

During the period ended December 31, 2019, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$288	$—	$29	$—	$5,366,185	$972,460	$681,331	$1,766,945

See Notes to Schedule of Investments and Notes to Financial Statements.

20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments — December 31, 2019

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Step coupon bond.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to $503,381 or 2.94% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$3,600,263	$—	$3,600,263
Agency Mortgage Backed	—	6,306,351	—	6,306,351
Agency Collateralized Mortgage Obligations	—	186,339	—	186,339
Asset Backed	—	420,259	—	420,259
Corporate Notes	—	4,577,750	—	4,577,750
Non-Agency Collateralized Mortgage Obligations	—	608,427	—	608,427
Sovereign Bonds	—	67,734	—	67,734
Municipal Bonds and Notes	—	108,253	—	108,253
Preferred Stock	25,528	—	—	25,528
Short-Term Investments	2,365,049	1,499,715	—	3,864,764

Total Investments in Securities	$2,390,577	$17,375,091	$—	$19,765,668

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund

Notes to Schedule of Investments, continued — December 31, 2019

Investments	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$24,900	$—	$24,900
Credit Default Swap Contracts - Unrealized Depreciation	—	(2,362)	—	(2,362)
Interest Rate Swap Contracts - Unrealized Depreciation	—	(44,501)	—	(44,501)
Long Futures Contracts - Unrealized Appreciation	2,130	—	—	2,130
Long Futures Contracts - Unrealized Depreciation	(3,031)	—	—	(3,031)
Short Futures Contracts - Unrealized Appreciation	15,203	—	—	15,203

Total Other Financial Instruments	$14,302	$(21,963)	$—	$(7,661)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,131,172	$3,131,172	$10,597,098	$11,363,221	$—	$—	2,365,049	$2,365,049	$80,448

See Notes to Schedule of Investments and Notes to Financial Statements.

22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					1/3/95

Net asset value, beginning of period	$11.07	$11.49	$11.37	$11.25	$11.56

Income/(loss) from investment operations:
Net investment income	0.24 (a)	0.25 (a)	0.19 (a)	0.24	0.25
Net realized and unrealized gains/(losses) on investments	0.71	(0.41)	0.18	0.09	(0.30)

Total income/(loss) from investment operations	0.95	(0.16)	0.37	0.33	(0.05)

Less distributions from:
Net investment income	0.02	0.26	0.25	0.21	0.26

Total distributions	0.02	0.26	0.25	0.21	0.26

Net asset value, end of period	$12.00	$11.07	$11.49	$11.37	$11.25

Total Return(b)	8.62%	(1.42)%	3.25%	2.98%	(0.42)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17,112	$18,685	$21,847	$25,582	$28,375
Ratios to average net assets:
Net expenses	1.06%	1.00%	1.36%	1.15%	1.06	%(c)
Gross expenses	1.06%	1.00%	1.36%	1.15%	1.11%
Net investment income	2.05%	2.25%	1.62%	1.98%	2.06%
Portfolio turnover rate	90%	182%	255%	220%	241%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	23

State Street Income V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2019

Assets
Investments in securities, at fair value (cost $15,259,469)	$15,900,904
Short-term investments (cost $1,499,638)	1,499,715
Short-term affiliated investments, at fair value	2,365,049
Receivable for investments sold	990,773
Income receivables	82,418
Receivable for fund shares sold	238
Income receivable from affiliated investments	3,645
Receivable for accumulated variation margin on swap contracts	59,402
Receivable for accumulated variation margin on futures contracts	14,331
Other assets	97

Total assets	20,916,572

Liabilities
Net cash collateral on futures contracts due to broker	11,592
Net cash collateral on swap contracts due to broker	6,601
Payable for investments purchased	3,703,804
Payable for fund shares redeemed	8,020
Payable for accumulated variation margin on swap contracts	53,086
Payable to the Adviser	7,146
Payable for custody, fund accounting and sub-administration fees	6,354
Accrued other expenses	8,278

Total liabilities	3,804,881

Net Assets	$17,111,691

Net Assets Consist of:
Capital paid in	$16,326,017
Total distributable earnings (loss)	785,674

Net Assets	$17,111,691

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,426,526
Net asset value per share	$12.00

The accompanying Notes are an integral part of these financial statements.

24	Statement of Assets and Liabilities

State Street Income V.I.S. Fund

Statement of Operations — For the year ended December 31, 2019

Investment Income
Income
Dividend	$1,527
Interest	475,921
Income from affiliated investments	80,448

Total income	557,896

Expenses
Advisory and administration fees	89,518
Directors’ fees	16,555
Custody, fund accounting and sub-administration fees	27,581
Professional fees	36,634
Printing and shareholder reports	18,713
Other expenses	1,211

Total expenses before waivers	190,212

Less: Fees waived by the adviser	(146)

Net expenses	190,066

Net investment income	$367,830

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$354,814
Futures	99,730
Written options	248
Swap contracts	(2,785)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	715,000
Futures	(51,068)
Swap contracts	8,238

Net realized and unrealized gain (loss) on investments	1,124,177

Net Increase in Net Assets Resulting from Operations	$1,492,007

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	25

State Street Income V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$367,830	$446,877
Net realized gain (loss) on investments, futures, written options and swap contracts	452,007	(470,496)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	672,170	(306,952)

Net increase (decrease) from operations	1,492,007	(330,571)

Distributions to shareholders:
Total distributions	(34,589)	(420,122)

Increase (decrease) in assets from operations and distributions	1,457,418	(750,693)

Share transactions:
Proceeds from sale of shares	215,396	412,104
Value of distributions reinvested	34,589	420,122
Cost of shares redeemed	(3,281,191)	(3,243,066)

Net increase (decrease) from share transactions	(3,031,206)	(2,410,840)

Total increase (decrease) in net assets	(1,573,788)	(3,161,533)

Net Assets
Beginning of year	18,685,479	21,847,012

End of year	$17,111,691	$18,685,479

Changes in Fund Shares
Shares sold	18,533	36,818
Issued for distributions reinvested	2,880	38,089
Shares redeemed	(283,071)	(288,624)

Net decrease in fund shares	(261,658)	(213,717)

The accompanying Notes are an integral part of these financial statements.

26	Statements of Changes in Net Assets

State Street Income V.I.S. Fund

Notes to Financial Statements — December 31, 2019

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

Notes to Financial Statements	27

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars

28	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the fiscal year ended December 31, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum

Notes to Financial Statements	29

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2019, the Fund entered into futures contracts to manage interest rate risk.

Options on Futures Contracts  The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the fiscal year ended December 31, 2019, the Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps  During the fiscal year ended December 31, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial

30	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended December 31, 2019, the Fund entered into interest rate swaps in order to manage interest rate risk.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$14,331	$—	$—	$—	$—	$14,331
Swap Contracts	—	—	59,402	—	—	59,402

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$(46,628)	$—	$(6,458)	$—	$—	$(53,086)

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$99,730	$—	$—	$—	$—	$99,730
Swap Contracts	(10,991)	—	8,206	—	—	(2,785)
Purchased Option Contracts(a)	(2,099)	—	—	—	—	(2,099)
Written Option Contracts	248	—	—	—	—	248

(a)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(51,068)	$—	$—	$—	$—	$(51,068)
Swap Contracts	(21,627)	—	29,865	—	—	8,238

Notes to Financial Statements	31

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. Effective May 1, 2019, with respect to the State Street Income V.I.S. Fund, SSGA FM is contractually obligated until May 1, 2020 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purpose, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to May 1, 2020 except with approval of the Board.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2019 are disclosed in the Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2019 were as follows:

U.S. Government Securities
Purchases	Sales
$61,736,753	$62,067,726

Non-U.S. Government Securities
Purchases	Sales
$3,523,585	$7,043,471

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatment for paydown losses, swap contracts, futures contracts, open straddle adjustments, amortization and accretion of premium and discount for financial statement purposes and wash sale loss deferrals.

32	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$34,589	$—	$34,589

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$420,122	$—	$420,122

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
$393,632	$—	$(78,543)	$—	$470,585	$—	$785,674

As of December 31, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term
$—	$78,543

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$19,150,059	$674,476	$66,528	$607,948

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2019.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Notes to Financial Statements	33

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables —Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $8,663.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	Notes to Financial Statements

State Street Income V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Income V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Income V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2020

Report of Independent Registered Public Accounting Firm	35

State Street Income V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

36	Other Information

State Street Income V.I.S. Fund

Other Information — December 31, 2019

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	68	Director, the Holland Series Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation
					(1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Director-Graduate Management Admissions Council (2015 – present).

Other Information	37

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2019

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since January 2019	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Served: Since January 2019	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Served: Since January 2019	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None

INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Until successor is elected and qualified Served: Since January 2019	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	68	None

38	Other Information

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2019

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director & President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
(3)	Ms. La Porta is an Interested Director because of her employment by SSGA, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	39

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2019

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GEAM (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

40	Other Information

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2019

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	41

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2019

State Street Real Estate Securities V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Real Estate Securities V.I.S. Fund

Annual Report

December 31, 2019

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Real Estate Securities V.I.S. Fund

Notes to Performance — December 31, 2019 (Unaudited)

The information provided on the performance page relates to the State Street Real Estate Securities V.I.S Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free
(800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

FTSE NAREIT Equity REITs Index is an unmanaged index of all tax-qualified equity real estate investment trusts (“REITs”) (except Timber REITs or Infrastructure REITs) listed on the New York Stock Exchange, American Stock Exchange and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Real Estate Securities V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2019 (Unaudited)

The State Street Real Estate Securities V.I.S. Fund (the “Fund”) seeks to provide the maximum total return through current income and capital appreciation. The Fund’s benchmark is the FTSE NAREIT Equity REITs Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 26.15% and the Index was 26.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The year 2019 was an exceptional year from a stock total return perspective across all asset classes. The REIT market in particular benefitted from the decline in interest rates, lower forward interest rate expectations and heightened concern about a global economic slowdown. The REIT market was on pace to outperform the broader equity markets up until November, when a ‘‘risk-on’’ investor sentiment took hold of markets following improving economic and geo-political conditions, specifically, the removal of uncertainty in the UK/Europe surrounding Brexit, the cooling of protests in the Hong Kong region and a phase-one trade deal between the United States and China. Also improving conditions for both REITs and broader equity markets was the continuation of accommodative monetary policy across the globe, with the Federal Reserve issuing three 25bp rate cuts in 2019, and with the Japanese and German bond yields remaining in negative territory.

Within the portfolio, stock selection within data centers, stock selection within net lease, and both our overweight to and positioning within alternative housing were primary drivers of Fund performance during the Reporting Period relative to the Index. In the data center sector, performance was driven by the portfolio’s overweight position in Equinix and underweight in Digital Realty. Within the net lease sector, the portfolio’s overweight to Vereit contributed meaningfully to alpha, as the renewed low interest rate environment toward the middle of the year boosted the net lease sector broadly. In alternative housing, the portfolio’s overweight to the sector contributed alpha, and was driven by our belief in affordable housing as a strong long term thematic based on the increasing demand for single family rentals (in particular by millennials, the largest demographic cohort in the US, with the peak of this group now entering their 30’s). Within alternative housing, our position in Sun Communities contributed to alpha, while the underweight to American Campus Communities, the weakest performer in the sector, also served the portfolio well.

The Fund did not invest in derivatives during the Reporting Period.

The major detractor for the year was positioning within regional malls, driven by overweights to Macerich and Taubman. In addition, the increased appetite for risk during the fourth quarter led to junk rally in the sector, which we were not exposed to.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Prologis, Equinix, and Sun Communities. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Macerich, Taubman, and Simon Property Group. Given the strong absolute returns in the sector, performance was also negatively impacted by the small (<1%) cash position maintained for liquidity purposes.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2019 - December 31, 2019

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,067.10	$1,020.06
Expenses Paid During Period*	$5.31	$5.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.02%** (for the period July 1, 2019 - December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Prologis Inc. REIT	7.01%

Equinix Inc.	6.07%

Healthpeak Properties Inc.	4.19%

Equity Residential	3.98%

Realty Income Corp.	3.81%

Ventas Inc.	3.46%

Simon Property Group Inc.	3.18%

Sun Communities Inc.	3.02%

Host Hotels & Resorts Inc.	2.97%

UDR Inc.	2.94%

Sector Allocation as of December 31, 2019

Portfolio composition as a % of Fair Value of $55,141 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

Class 1 Shares (Inception date: 5/01/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Real Estate Securities V.I.S. Fund	26.15%	7.29%	12.27%	$31,827

FTSE NAREIT Equity REITs Index	26.00%	7.21%	11.94%	$30,894

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Common Stock (REITs) - 99.0%†
Alternate Housing - 7.3%
American Homes 4 Rent, Class A	37,640	986,544
Invitation Homes Inc.	46,911	1,405,923
Sun Communities Inc.	11,110	1,667,610

		4,060,077

Data Center - 9.7%
CyrusOne Inc.	12,392	810,809
Digital Realty Trust Inc.	10,080	1,206,979
Equinix Inc.	5,730	3,344,601

		5,362,389

Healthcare - 12.9%
CareTrust REIT Inc.	28,890	596,001
Diversified Healthcare Trust	37,860	319,538
Healthcare Trust of America Inc., Class A	24,348	737,258
Healthpeak Properties Inc.	67,020	2,310,179
Medical Properties Trust Inc.	26,670	563,004
Omega Healthcare Investors Inc.	16,837	713,047
Ventas Inc.	33,010	1,905,997

		7,145,024

Hotel - 5.1%
DiamondRock Hospitality Co.	35,180	389,794
Host Hotels & Resorts Inc.	88,390	1,639,635
Park Hotels & Resorts Inc.	30,791	796,563

		2,825,992

Industrial - 11.7%
Americold Realty Trust	21,140	741,168
Industrial Logistics Properties Trust	15,533	348,250
Liberty Property Trust	14,160	850,308
Prologis Inc. REIT	43,340	3,863,328
Rexford Industrial Realty Inc.	13,895	634,585

		6,437,639

Multifamily - 13.0%
Apartment Investment & Management Co., Class A	19,096	986,308
AvalonBay Communities Inc.	6,010	1,260,297
Equity Residential	27,130	2,195,360
Mid-America Apartment Communities Inc.	8,428	1,111,316
UDR Inc.	34,770	1,623,759

		7,177,040

Net Lease - 8.4%
National Retail Properties Inc.	14,456	775,131
Realty Income Corp.	28,539	2,101,326
STORE Capital Corp.	17,240	642,018

	Number of Shares	Fair Value $
VEREIT Inc.	120,100	1,109,724

		4,628,199

Office - 11.9%
Boston Properties Inc.	7,110	980,185
Brandywine Realty Trust	29,010	456,907
Columbia Property Trust Inc.	36,850	770,533
Cousins Properties Inc.	13,530	557,436
Empire State Realty Trust Inc., Class A	45,460	634,622
Hudson Pacific Properties Inc.	15,160	570,774
JBG SMITH Properties	34,840	1,389,768
Kilroy Realty Corp.	14,580	1,223,262

		6,583,487

Regional Malls - 3.9%
Simon Property Group Inc.	11,770	1,753,259
Taubman Centers Inc.	13,125	408,056

		2,161,315

Self Storage - 5.4%
Extra Space Storage Inc.	10,600	1,119,572
Life Storage Inc.	5,342	578,432
Public Storage	6,103	1,299,695

		2,997,699

Shopping Centers - 4.9%
Brixmor Property Group Inc.	24,260	524,259
Regency Centers Corp.	12,302	776,133
Retail Opportunity Investments Corp.	37,591	663,857
Retail Properties of America Inc., Class A	54,719	733,234

		2,697,483

Specialty - 4.8%
Iron Mountain Inc.	32,830	1,046,292
SBA Communications Corp.	3,110	749,479
VICI Properties Inc.	33,330	851,582

		2,647,353

Total Common Stock (REITs) (Cost $47,654,241)		54,723,697

Short-Term Investments - 0.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $417,366) (a)(b)	417,366	417,366

Total Investments (Cost $48,071,607)		55,141,063

Other Assets and Liabilities, net - 0.2%		124,809

NET ASSETS - 100.0%		55,265,872

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments, continued — December 31, 2019

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Investments in Securities

	Common Stock	$54,723,697	$—	$—	$54,723,697

	Short-Term Investments	417,366	—	—	417,366

Total Investments in Securities		$55,141,063	$—	$—	$55,141,063

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income

State Street Institutional U.S. Government Money Market Fund, Class G Shares	66,693	$66,693	$7,276,033	$6,925,360	—	—	417,366	$417,366	$3,650

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Real Estate Securities V.I.S. Fund	7

State Street Real Estate Securities V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					5/1/95

Net asset value, beginning of period	$11.14	$12.32	$12.37	$13.30	$14.74

Income/(loss) from investment operations:
Net investment income	0.25 (a)	0.25 (a)	0.15 (a)	0.31	0.29
Net realized and unrealized gains/(losses) on investments	2.65	(0.95)	0.57	0.71	0.41

Total income/(loss) from investment operations	2.90	(0.70)	0.72	1.02	0.70

Less distributions from:
Net investment income	0.19	0.28	0.22	0.35	0.28
Net realized gains	0.93	0.16	0.55	1.60	1.86
Return of capital	—	0.04	—	—	—

Total distributions	1.12	0.48	0.77	1.95	2.14

Net asset value, end of period	$12.92	$11.14	$12.32	$12.37	$13.30

Total Return(b)	26.15%	(5.71)%	5.84%	8.00%	4.56%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$55,266	$50,360	$61,685	$72,483	$78,912

Ratios to average net assets:
Net expenses	1.04%	1.05%	1.01%	0.97%	0.95%
Gross expenses	1.04%	1.05%	1.01%	0.97%	0.95%
Net investment income	1.91%	2.11%	1.16%	1.95%	1.80%
Portfolio turnover rate	72%	59%	73%	67%	57%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

8	Financial Highlights

State Street Real Estate Securities V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2019

Assets
Investments in securities, at fair value (cost $47,654,241)	$54,723,697
Short-term affiliated investments, at fair value	417,366
Receivable for investments sold	33,959
Income receivables	250,281
Receivable for fund shares sold	295
Income receivable from affiliated investments	448
Other assets	307

Total assets	55,426,353

Liabilities
Payable for investments purchased	47,471
Payable for fund shares redeemed	59,922
Payable to the Adviser	39,237
Payable for custody, fund accounting and sub-administration fees	2,502
Accrued other expenses	11,349

Total liabilities	160,481

Net Assets	$55,265,872

Net Assets Consist of:
Capital paid in	$47,638,036
Total distributable earnings (loss)	7,627,836

Net Assets	$55,265,872

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,278,921
Net asset value per share	$12.92

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	9

State Street Real Estate Securities V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2019

Investment Income
Income
Dividend	$1,632,343
Income from affiliated investments	3,650

Total income	1,635,993

Expenses
Advisory and administration fees	471,132
Directors’ fees	17,176
Custody, fund accounting and sub-administration fees	23,573
Professional fees	34,974
Printing and shareholder reports	26,801
Other expenses	2,468

Total Expenses	576,124

Net investment income	$1,059,869

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$4,952,822
Increase (decrease) in unrealized appreciation/(depreciation) on investments	6,699,615

Net realized and unrealized gain (loss) on investments	11,652,437

Net Increase in Net Assets Resulting from Operations	$12,712,306

The accompanying Notes are an integral part of these financial statements.

10	Statement of Operations

State Street Real Estate Securities V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,059,869	$1,195,948
Net realized gain (loss) on investments	4,952,822	(571,497)
Net increase (decrease) in unrealized appreciation/depreciation on investments	6,699,615	(3,874,624)

Net increase (decrease) from operations	12,712,306	(3,250,173)

Distributions to shareholders:
Distributions to shareholders	(4,417,061)	(1,861,401)
Return of capital	—	(188,993)

Total distributions	(4,417,061)	(2,050,394)

Increase (decrease) in assets from operations and distributions	8,295,245	(5,300,567)

Share transactions:
Proceeds from sale of shares	1,937,025	5,027,170
Value of distributions reinvested	4,417,061	2,050,394
Cost of shares redeemed	(9,743,533)	(13,101,821)

Net increase (decrease) from share transactions	(3,389,447)	(6,024,257)

Total increase (decrease) in net assets	4,905,798	(11,324,824)

Net Assets
Beginning of year	50,360,074	61,684,898

End of year	$55,265,872	$50,360,074

Changes in Fund Shares
Shares sold	147,090	419,885
Issued for distributions reinvested	345,083	185,388
Shares redeemed	(734,446)	(1,090,576)

Net decrease in fund shares	(242,273)	(485,303)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements — December 31, 2019

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active

12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

3.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of the Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2019 are disclosed in the Schedule of Investments.

4.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$39,564,960	$46,063,562

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book tax differences are primarily due to differing treatments for wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$1,411,368	$3,005,693	$4,417,061

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Ordinary Income	Long Term Capital Gains	Tax Return of Capital	Total
$1,250,834	$610,567	$188,993	$2,050,394

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$312,030	$—	$—	$593,056	$6,722,750	$—	$7,627,836

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$48,418,313	$7,445,943	$723,193	$6,722,750

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2019.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Notes to Financial Statements	15

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Real Estate Securities V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Real Estate Securities V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2020

Report of Independent Registered Public Accounting Firm	17

State Street Real Estate Securities V.I.S. Fund

Tax Information — December 31, 2019 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2019 in the amount of $3,005,693.

18	Tax Information

State Street Real Estate Securities V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	19

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	68	Director, the Holland Series Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Director-Graduate Management Admissions Council (2015 – present).

20	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since January 2019	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Served: Since January 2019	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Served: Since January 2019	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None

INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Until successor is elected and qualified Served: Since January 2019	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	68	None

Other Information	21

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1) (continued)
Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director & President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.
(3)	Ms. La Porta is an Interested Director because of her employment by SSGA, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.

22	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GEAM (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Other Information	23

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

24	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	25

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2019

State Street Total Return V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Total Return V.I.S Fund

Annual Report

December 31, 2019

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Total Return V.I.S. Fund

Notes to Performance — December 31, 2019 (Unaudited)

The information provided on the performance page relates to the State Street Total Return V.I.S Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The MSCI All Country World Index ex-U.S. (“MSCI® ACWI ex-U.S.”) is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Total Return V.I.S. Fund

Management’s Discussion of Fund Performance — December 31, 2019 (Unaudited)

The State Street Total Return V.I.S. Fund (the “Fund”) seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund’s benchmarks are the S&P 500 Index, the MSCI All Country World ex-U.S. Index, and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Indices”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Class 1 and Class 3 Shares was 15.81% and 15.57%, respectively. The total return for S&P 500 Index was 31.49%. The total return for MSCI All Country World ex-U.S. Index was 21.51%. The total return for Bloomberg Barclays U.S. Aggregate Bond Index was 8.72%. The Fund and Indices’ returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Asset allocation decisions and performance of the investment options across asset classes were primary drivers of Fund performance during the Reporting Period relative to the Index. Diversifying investments in emerging market equity, commodities and fixed income securities within the Fund all contributed negatively to benchmark relative returns when compared to the S&P 500 Index of large cap domestic equities. Across regional investment options within equities, US large cap stocks enjoyed a higher rate of return overall — as noted by the S&P 500 Index returns referenced above. In addition to the asset allocation decisions, the Fund’s factor based strategies underperformed when compared against their respective market cap-weighted indices. The factor based strategies are designed to provide exposure to various investment style premia including value, quality, volatility, momentum and size. With the exception of favorable performance from the quality factor, all of the other factors underperformed for the Reporting Period. On the positive side, the decision to position the fixed income assets at the low end of their given strategic target allocation range proved beneficial for performance overall. Fixed income securities, particularly US aggregate bonds, provided positive returns overall but still trailed equities for the Reporting Period. Offsetting some of the benefit of investing in a lower allocation to fixed income was an overweight to cash relative to its given strategic target allocation for approximately half of the Reporting Period. The allocation to cash detracted from results given the strong performance generated by both equity and fixed income asset classes.

The Fund used equity futures contracts in order to equitize cash in the portfolio during the Reporting Period. The Fund’s use of futures contracts did not have a material impact on Fund performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,043.80	$1,022.20
Expenses Paid During Period*	$3.04	$3.01

Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,042.60	$1,020.97
Expenses Paid During Period*	$4.32	$4.28

*

Expenses are equal to the Fund’s annualized expense ratio of 0.59%** for Class 1 and 0.84%** for Class 3 (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Equity Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Berkshire Hathaway Inc., Class B	1.13%
Johnson & Johnson	0.95%
Accenture PLC, Class A	0.88%
Honeywell International Inc	0.78%
Danaher Corp.	0.75%
Costco Wholesale Corp.	0.70%
Target Corp.	0.65%
Intuit Inc.	0.62%
The Proctor & Gamble Co.	0.61%
The TJX Companies, Inc.	0.59%

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,938,218 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

Class 1 Shares (Inception date: 7/01/85)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S Fund	15.81%	5.68%	6.70%	$19,127
S&P 500® Index	31.49%	11.70%	13.56%	$35,666
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%	$14,445
MSCI All Country World ex.-U.S.	21.51%	5.51%	4.97%	$16,236

Class 3 Shares (Inception date: 5/01/06)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S Fund	15.57%	5.42%	6.43%	$18,657
S&P 500® Index	31.49%	11.70%	13.56%	$35,666
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%	$14,445
MSCI All Country World ex-U.S.	21.51%	5.51%	4.97%	$16,236

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

Class 1 Shares

Class 3 Shares

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund

Summary Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Equity Securities - 55.3%†
Communication Services - 3.1%
AT&T Inc.	118,300	4,623,164
Nippon Telegraph & Telephone Corp.	243,200	6,169,794
The Walt Disney Co.	74,857	10,826,568
Other Securities		37,651,401

		59,270,927

Consumer Discretionary - 7.7%
AutoZone Inc. (a)	4,617	5,500,278
FF Group (a)(c)	1,860	1,002
Ford Motor Co.	768,114	7,143,460
General Motors Co.	194,027	7,101,388
Starbucks Corp.	119,512	10,507,495
Target Corp.	97,900	12,551,759
The TJX Companies Inc.	187,548	11,451,681
Wesfarmers Ltd.	214,789	6,250,819
Other Securities		87,225,691

		147,733,573

Consumer Staples - 3.6%
China Huishan Dairy Holdings Company Ltd. (c)	55,000	—
Costco Wholesale Corp.	46,095	13,548,242
L’Oreal S.A.	26,423	7,830,188
The Procter & Gamble Co.	95,326	11,906,217
Tyson Foods Inc., Class A	56,478	5,141,757
Other Securities		30,921,383

		69,347,787

Energy - 1.9%
Phillips 66	83,016	9,248,813
Valero Energy Corp.	67,272	6,300,023
Other Securities		21,490,915

		37,039,751

Financials - 11.5%
Aflac Inc.	142,682	7,547,878
Allianz SE	29,731	7,288,670
Assicurazioni Generali S.p.A.	209,201	4,319,661
Berkshire Hathaway Inc., Class B (a)	96,307	21,813,535
China Common Rich Renewable Energy Investments Ltd. (c)	64,000	—
Chubb Ltd.	63,937	9,952,433
Muenchener Rueckversicherungs-Gesellschaft AG	26,084	7,700,450
Royal Bank of Canada	74,819	5,928,400

	Number of Shares	Fair Value $
Synchrony Financial	126,700	4,562,467
The Allstate Corp.	50,953	5,729,665
Zurich Insurance Group AG	21,819	8,947,514
Other Securities		137,866,073

		221,656,746

Healthcare - 4.4%
Danaher Corp.	95,035	14,585,972
HCA Healthcare Inc.	35,240	5,208,824
Johnson & Johnson	126,929	18,515,133
Roche Holding AG	21,820	7,075,417
Other Securities		40,138,187

		85,523,533

Industrials - 6.4%
Cummins Inc.	29,403	5,261,961
Honeywell International Inc.	85,347	15,106,419
Ingersoll-Rand PLC	39,338	5,228,807
Other Securities		96,949,503

		122,546,690

Information Technology - 8.4%
Accenture PLC, Class A	80,668	16,986,261
Apple Inc.	37,736	11,081,176
Applied Materials Inc.	181,200	11,060,448
Intel Corp.	145,529	8,709,911
Intuit Inc.	46,075	12,068,425
KLA Corp.	31,250	5,567,812
Lam Research Corp.	28,293	8,272,873
Microsoft Corp.	55,292	8,719,548
Paychex Inc.	63,035	5,361,757
Other Securities		73,068,709

		160,896,920

Materials - 2.5%
Air Products & Chemicals Inc.	43,268	10,167,547
Ferroglobe PLC (c)	1,316	—
Linde PLC	41,473	8,829,602
Other Securities		28,588,162

		47,585,311

Real Estate - 2.8%
Other Securities		54,591,626

Utilities - 2.7%
Eversource Energy	63,589	5,409,516
Xcel Energy Inc.	102,942	6,535,788
Other Securities		39,032,979

		50,978,283

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Preferred Stock - 0.3%
Other Securities		54,591,626

Total Equity Securities (Cost $940,508,817)		1,063,095,731

Bonds and Notes - 27.4%
U.S. Treasuries - 12.8%
U.S. Treasury Bonds
2.25% 08/15/46 - 08/15/49	1,300,000	1,265,688
2.38% 11/15/49	300,000	299,953
2.50% 02/15/45 - 05/15/46	2,710,000	2,773,023
2.75% 11/15/42 - 11/15/47	2,000,000	2,147,422
2.88% 05/15/43 - 05/15/49	2,600,000	2,857,125
3.00% 05/15/42 - 02/15/49	7,150,000	8,035,180
3.13% 08/15/44 - 05/15/48	1,500,000	1,719,000
3.38% 05/15/44 - 11/15/48	2,000,000	2,397,968
3.63% 08/15/43 - 02/15/44	1,540,000	1,895,278
3.75% 11/15/43	800,000	1,002,500
4.25% 05/15/39 - 11/15/40	900,000	1,187,734
4.38% 02/15/38 - 05/15/40	1,500,000	2,001,890
4.50% 02/15/36	1,700,000	2,257,547
4.63% 02/15/40	300,000	415,359
5.25% 02/15/29	200,000	255,875
5.50% 08/15/28	200,000	257,469
6.00% 02/15/26	427,000	531,482
6.13% 08/15/29	200,000	274,250
6.38% 08/15/27	200,000	264,625
7.63% 11/15/22 - 02/15/25	500,000	608,336
7.88% 02/15/21	1,000,000	1,068,320
U.S. Treasury Inflation Indexed Bonds
0.63% 02/15/43	1,287,138	1,304,827
0.75% 02/15/42 - 02/15/45	3,609,635	3,755,120
0.88% 02/15/47	1,385,813	1,487,683
1.00% 02/15/46 - 02/15/49	3,507,871	3,884,035
1.38% 02/15/44	1,766,608	2,086,996
1.75% 01/15/28	982,648	1,104,507
2.00% 01/15/26	648,255	721,115
2.13% 02/15/40 - 02/15/41	1,117,857	1,474,579
2.38% 01/15/25 - 01/15/27	3,835,676	4,328,011
2.50% 01/15/29	1,558,102	1,878,948
3.38% 04/15/32	579,892	797,554
3.63% 04/15/28	604,576	773,954
3.88% 04/15/29	2,347,965	3,136,799
U.S. Treasury Inflation Indexed Notes
0.13% 04/15/21 - 07/15/26	24,697,694	24,751,381
0.25% 01/15/25 - 07/15/29	7,657,453	7,731,749
0.38% 07/15/23 - 07/15/27	12,093,774	12,305,677
0.50% 04/15/24 - 01/15/28	4,191,793	4,287,853
0.63% 07/15/21 - 01/15/26	10,527,142	10,713,755
0.75% 07/15/28	2,547,473	2,681,625
0.88% 01/15/29	2,649,686	2,815,060
1.13% 01/15/21	2,705,582	2,731,824

	Principal Amount ($)	Fair Value $
U.S. Treasury Notes
1.13% 06/30/21 - 09/30/21	3,200,000	3,175,395
1.25% 10/31/21 - 08/31/24	2,500,000	2,465,390
1.38% 01/31/21 - 08/31/26	2,400,000	2,380,938
1.50% 09/30/21 - 08/15/26	6,100,000	6,067,078
1.63% 08/31/22 - 08/15/29	7,840,000	7,770,063
1.75% 11/30/21 - 11/15/29	6,700,000	6,716,282
1.88% 01/31/22 - 07/31/26	12,700,000	12,784,625
2.00% 02/28/21 - 11/15/26	8,194,000	8,289,507
2.13% 01/31/21 - 05/31/26	11,200,000	11,363,188
2.25% 03/31/21 - 11/15/27	9,890,000	10,111,855
2.38% 01/31/23 - 05/15/29	4,900,000	5,058,485
2.50% 02/28/21 - 01/31/25	7,000,000	7,198,164
2.63% 02/28/23 - 02/15/29	7,500,000	7,808,944
2.75% 09/15/21 - 02/15/28	12,400,000	12,946,359
2.88% 10/15/21 - 08/15/28	9,700,000	10,204,539
3.00% 10/31/25	500,000	534,414
3.13% 05/15/21 - 11/15/28	1,900,000	2,050,812
3.63% 02/15/21	700,000	715,258

		245,910,372

U.S. Government Sponsored Agency - 0.0%*
Tennessee Valley Authority	500,000	558,355

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
2.75% 01/25/26	300,000	308,284
3.06% 07/25/23 (e)	600,000	619,800
3.18% 11/25/28	302,372	315,715
3.30% 04/25/23 (e)	100,000	103,893
3.39% 03/25/24	200,000	210,059
3.49% 01/25/24	300,000	315,485
3.78% 08/25/28	195,545	210,332
Federal National Mortgage Assoc.
3.08% 06/25/27 (e)	261,000	274,799
3.38% 07/25/28 (e)	500,000	534,247
3.64% 08/25/30 (e)	200,000	218,745
Freddie Mac Multifamily Structured Pass Through Certificates	385,000	389,945

		3,501,304

Agency Mortgage Backed - 6.9%
Federal Home Loan Banks
1.63% 12/20/21	395,000	395,099
1.88% 07/07/21	925,000	928,672
2.50% 02/13/24	440,000	453,754
3.25% 11/16/28	125,000	136,837
Federal Home Loan Mortgage Corp.
1.13% 08/12/21	637,000	632,114
2.38% 01/13/22	1,100,000	1,116,159

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

2.50% 01/01/28 - 02/01/32	1,834,897	1,858,537
2.51% 11/25/22	300,000	303,781
3.00% 07/01/30 - 10/01/49	9,547,221	9,810,856
3.50% 03/01/26 - 04/01/48	8,287,866	8,682,775
4.00% 06/01/42 - 03/01/49	4,857,274	5,136,086
4.50% 05/01/42 - 03/01/49	1,307,643	1,383,917
5.00% 06/01/41	1,247,119	1,383,616
5.50% 01/01/38 - 04/01/39	274,468	307,163
6.00% 06/01/37 - 11/01/37	288,114	331,750
6.25% 07/15/32	250,000	359,717
Federal National Mortgage Assoc.
1.75% 07/02/24	225,000	225,252
1.88% 09/24/26	1,000,000	998,370
2.13% 04/24/26	700,000	710,612
2.25% 04/12/22	425,000	431,307
2.50% 09/01/28 - 10/01/31	1,691,743	1,713,090
2.63% 01/11/22	500,000	510,025
3.00% 01/01/28 - 05/01/47	10,638,631	10,946,942
3.50% 01/01/27 - 09/01/48	14,547,812	15,184,028
4.00% 10/01/41 - 11/01/48	9,542,707	10,122,249
4.50% 01/01/27 - 09/01/49	4,463,152	4,812,631
5.00% 12/01/39 - 05/01/41	232,053	255,967
5.50% 12/01/35 - 04/01/38	1,010,064	1,131,460
6.00% 03/01/34 - 08/01/37	1,309,946	1,499,231
6.63% 11/15/30	100,000	142,544
2.50% TBA (f)	2,100,000	2,103,704
3.00% TBA (f)	5,600,000	5,684,453
3.50% TBA (f)	4,100,000	4,221,857
4.00% TBA (f)	2,500,000	2,599,950
4.50% TBA (f)	350,000	368,487
Government National Mortgage Assoc.
2.50% 05/20/45	212,500	214,536
3.00% 10/15/42 - 12/20/49	7,120,136	7,363,507
3.50% 03/20/45 - 08/20/49	10,409,840	10,844,619
4.00% 12/20/40 - 06/20/49	5,900,457	6,219,495
4.50% 05/20/40 - 01/20/49	2,650,363	2,808,681
5.00% 08/15/41	1,637,645	1,811,097
3.00% TBA (f)	1,950,000	2,002,884
3.50% TBA (f)	1,950,000	2,009,670
4.00% TBA (f)	1,400,000	1,449,042
4.50% TBA (f)	1,000,000	1,045,480

		132,652,003

Asset Backed - 0.1%
Other Securities		1,932,451

Corporate Notes - 6.6%
Aflac Inc.
3.63% 11/15/24	150,000	160,407
Apple Inc.
2.25% 02/23/21	100,000	100,567
2.40% 01/13/23	50,000	50,766

	Principal Amount ($)	Fair Value $
2.50% 02/09/22	150,000	152,304
2.75% 01/13/25	50,000	51,673
3.00% 11/13/27	100,000	104,981
3.25% 02/23/26	160,000	169,346
3.75% 11/13/47	50,000	55,762
4.38% 05/13/45	165,000	199,678
4.50% 02/23/36	150,000	183,057
4.65% 02/23/46	185,000	232,229
Applied Materials Inc.
3.90% 10/01/25	160,000	174,646
AT&T Inc.
2.80% 02/17/21	100,000	100,889
3.40% 05/15/25	100,000	104,869
3.60% 07/15/25	100,000	105,823
4.10% 02/15/28	106,000	115,316
4.30% 02/15/30	20,000	22,220
4.35% 06/15/45	150,000	161,965
4.50% 05/15/35 - 03/09/48	145,000	161,141
4.75% 05/15/46	150,000	169,620
4.85% 03/01/39	150,000	173,284
5.15% 03/15/42	150,000	176,211
5.55% 08/15/41	154,000	189,400
6.10% 07/15/40	150,000	191,281
6.25% 03/29/41	100,000	130,237
AutoZone Inc.
3.75% 04/18/29	100,000	107,219
Costco Wholesale Corp.
2.15% 05/18/21	100,000	100,534
2.25% 02/15/22	85,000	85,914
3.00% 05/18/27	100,000	105,588
Eversource Energy
2.90% 10/01/24	100,000	102,226
3.15% 01/15/25	125,000	128,972
Ford Motor Co.
4.35% 12/08/26	100,000	102,996
4.75% 01/15/43	150,000	133,371
Honeywell International Inc.
2.70% 08/15/29	30,000	30,763
3.35% 12/01/23	50,000	52,655
5.38% 03/01/41	200,000	267,310
Intel Corp.
2.45% 11/15/29	100,000	99,866
2.60% 05/19/26	150,000	153,327
Johnson & Johnson
2.45% 12/05/21 - 03/01/26	175,000	177,770
2.90% 01/15/28	50,000	52,218
3.40% 01/15/38	25,000	26,826
3.50% 01/15/48	30,000	32,801
4.38% 12/05/33	150,000	179,106
KLA Corp.
4.65% 11/01/24	115,000	126,796

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Lam Research Corp.
3.80% 03/15/25	115,000	123,117
Microsoft Corp.
1.55% 08/08/21	150,000	149,764
2.40% 02/06/22	100,000	101,422
2.88% 02/06/24	150,000	155,670
3.45% 08/08/36	200,000	219,290
3.50% 02/12/35	65,000	71,744
3.75% 05/01/43	150,000	167,578
4.10% 02/06/37	100,000	118,093
4.45% 11/03/45	125,000	156,676
Phillips 66
3.90% 03/15/28	50,000	54,572
4.88% 11/15/44	45,000	54,307
Phillips 66 Partners LP
3.15% 12/15/29	50,000	49,814
3.75% 03/01/28	10,000	10,433
4.68% 02/15/45	10,000	10,794
Royal Bank of Canada
2.30% 03/22/21	150,000	150,792
2.75% 02/01/22	50,000	50,925
2.80% 04/29/22	100,000	102,122
Starbucks Corp.
3.10% 03/01/23	50,000	51,615
3.50% 03/01/28	50,000	53,645
3.75% 12/01/47	35,000	36,030
Synchrony Financial
2.85% 07/25/22	15,000	15,200
3.95% 12/01/27	100,000	105,339
4.38% 03/19/24	35,000	37,335
Target Corp.
3.38% 04/15/29	50,000	54,348
3.90% 11/15/47	50,000	57,576
4.00% 07/01/42	150,000	172,293
The Allstate Corp.
4.20% 12/15/46	100,000	116,701
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (e)	50,000	53,827
The Procter & Gamble Co.
1.70% 11/03/21	100,000	100,303
2.45% 11/03/26	100,000	103,086
The Walt Disney Co.
3.38% 11/15/26	100,000	107,100
6.65% 11/15/37	179,000	265,901
Tyson Foods Inc.
4.00% 03/01/26	15,000	16,241
4.88% 08/15/34	70,000	83,795
5.10% 09/28/48	35,000	44,010
Valero Energy Corp.
6.63% 06/15/37	150,000	199,156

	Principal Amount ($) or Number of Shares	Fair Value $
Xcel Energy Inc.
3.30% 06/01/25	50,000	52,198
4.00% 06/15/28	100,000	109,420
Other Securities		117,236,041

		126,322,203

Non-Agency Collateralized Mortgage Obligations - 0.3%
Other Securities		5,931,408

Sovereign Bonds - 0.4%
Other Securities		7,747,468

Municipal Bonds and Notes - 0.1%
Other Securities		2,485,095

Total Bonds and Notes (Cost $506,659,170)		527,040,659

Exchange Traded Funds - 15.0%
Exchange Traded & Mutual Funds - 15.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,527,990	58,423,515
SPDR Bloomberg Barclays High Yield Bond ETF (h)	1,233,354	135,101,597
SPDR Dow Jones REIT ETF (h)	917,656	93,619,265

Total Exchange Traded Funds (Cost $283,988,898)		287,144,377

Total Investments in Securities (Cost $1,731,156,885)		1,877,280,767

Short-Term Investments - 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $60,902,376) (b)(h)(i)	60,902,376	60,902,376

Total Investments (Cost $1,792,059,261)		1,938,183,143

Liabilities in Excess of Other Assets, net - (0.9)%		(17,079,153)

NET ASSETS - 100.0%		1,921,103,990

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	March 2020	6	$501,180	$8,174
MSCI EAFE Mini Index Futures	March 2020	15	1,527,375	9,814
MSCI Emerging Market Mini Futures	March 2020	83	4,648,830	244,500
S&P 500 Emini Index Futures	March 2020	7	1,130,885	18,171

				$280,659

During the year ended December 31, 2019, average notional values related to long futures contracts was $13,659,352.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors . Security value is determined based on level 3 inputs.
(e)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2019.
*	Less than 0.05%.

Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
	Investments in Securities
	Foreign Equity	$417,940,796	$110,025	$1,002	$418,051,823
	Domestic Equity	645,043,581	327	—	645,043,908
	U.S. Treasuries	—	245,910,372	—	245,910,372
	U.S. Government Sponsored Agencies	—	558,355	—	558,355
	Agency Collateralized Mortgage Obligations	—	3,501,304	—	3,501,304
	Agency Mortgage Backed	—	132,652,003	—	132,652,003
	Asset Backed	—	1,932,451	—	1,932,451
	Corporate Notes	—	126,322,203	—	126,322,203
	Non-Agency Collateralized Mortgage Obligations	—	5,931,408	—	5,931,408
	Sovereign Bonds	—	7,747,468	—	7,747,468
	Municipal Bonds and Notes	—	2,485,095	—	2,485,095
	Exchange Traded & Mutual Funds	287,144,377	—	—	287,144,377
	Short-Term Investments	60,902,376	—	—	60,902,376

	Total Investments in Securities	$1,411,031,130	$527,151,011	$1,002	$1,938,183,143

	Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$280,659	$—	$—	$280,659

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

The Fund was invested in the following countries/territories at December 31, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	75.54%
Japan	3.21%
United Kingdom	2.61%
Canada	2.15%
Switzerland	2.14%
France	1.44%
Australia	1.33%
Germany	1.21%
China	1.17%
Ireland	0.99%
Hong Kong	0.72%
Taiwan	0.58%
Sweden	0.56%
Netherlands	0.46%
South Korea	0.44%
Italy	0.43%
India	0.39%
Bermuda	0.38%
Singapore	0.36%
Supranational	0.30%
Brazil	0.30%
Finland	0.30%
Spain	0.28%
Israel	0.26%
Russian Federation	0.23%
Denmark	0.20%
South Africa	0.19%
Belgium	0.15%
Mexico	0.15%
New Zealand	0.15%
Thailand	0.12%

Country/Territory	Percentage (based on Fair Value)
Puerto Rico	0.11%
Malaysia	0.10%
Luxembourg	0.10%
Norway	0.09%
Cayman Islands	0.08%
Colombia	0.08%
Poland	0.07%
Chile	0.06%
Saudi Arabia	0.06%
Panama	0.06%
Turkey	0.05%
Philippines	0.05%
Indonesia	0.05%
Qatar	0.05%
Portugal	0.04%
Hungary	0.03%
Iraq	0.03%
Greece	0.03%
Uruguay	0.02%
United Arab Emirates	0.02%
Peru	0.02%
Czech Republic	0.02%
Austria	0.01%
Czech	0.01%
Monaco	0.01%
Guernsey	0.01%
Pakistan	0.00%
UAE	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2019 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	14.81%	0.00%	14.81%
Property & Casualty Insurance	1.96%	0.35%	2.31%
Multi-Line Insurance	0.30%	1.38%	1.68%
Pharmaceuticals	1.01%	0.64%	1.65%
Semiconductor Equipment	1.47%	0.06%	1.53%
IT Consulting & Other Services	0.32%	1.14%	1.46%
Electric Utilities	0.88%	0.50%	1.38%
Multi-Sector Holdings	1.13%	0.23%	1.36%
Life & Health Insurance	0.56%	0.76%	1.32%
Integrated Telecommunication Services	0.24%	1.04%	1.28%
Industrial Machinery	0.59%	0.66%	1.25%
Healthcare Equipment	0.98%	0.18%	1.16%
Diversified Banks	0.00%	1.15%	1.15%
Technology Hardware, Storage & Peripherals	0.65%	0.48%	1.13%
Application Software	1.11%	0.00%	1.11%
Industrial Gases	0.52%	0.55%	1.07%
Automobile Manufacturers	0.74%	0.30%	1.04%

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

Industry	Domestic	Foreign	Total
Oil & Gas Refining & Marketing	0.96%	0.07%	1.03%
General Merchandise Stores	0.65%	0.34%	0.99%
Industrial Conglomerates	0.87%	0.06%	0.93%
Home Building	0.32%	0.53%	0.85%
Retail REITs	0.47%	0.34%	0.81%
Semiconductors	0.60%	0.17%	0.77%
Hypermarkets & Super Centers	0.70%	0.06%	0.76%
Movies & Entertainment	0.68%	0.05%	0.73%
Reinsurance	0.10%	0.63%	0.73%
Apparel Retail	0.67%	0.05%	0.72%
Packaged Foods & Meats	0.44%	0.27%	0.71%
Mortgage REITs	0.70%	0.00%	0.70%
Restaurants	0.66%	0.01%	0.67%
Food Retail	0.07%	0.60%	0.67%
Household Products	0.61%	0.05%	0.66%
Integrated Oil & Gas	0.21%	0.45%	0.66%
Systems Software	0.57%	0.04%	0.61%
Data Processing & Outsourced Services	0.55%	0.05%	0.60%
Multi-Utilities	0.42%	0.18%	0.60%
Auto Parts & Equipment	0.20%	0.39%	0.59%
Trading Companies & Distributors	0.18%	0.39%	0.57%
Regional Banks	0.41%	0.13%	0.54%
Tires & Rubber	0.02%	0.46%	0.48%
Asset Management & Custody Banks	0.17%	0.29%	0.46%
Construction & Engineering	0.23%	0.22%	0.45%
Diversified REITs	0.20%	0.24%	0.44%
Aerospace & Defense	0.33%	0.11%	0.44%
Personal Products	0.01%	0.42%	0.43%
Consumer Finance	0.42%	0.00%	0.42%
Metal & Glass Containers	0.41%	0.00%	0.41%
Automotive Retail	0.36%	0.04%	0.40%
Technology Distributors	0.36%	0.04%	0.40%
Gas Utilities	0.13%	0.25%	0.38%
Healthcare Facilities	0.36%	0.00%	0.36%
Diversified Support Services	0.35%	0.00%	0.35%
Healthcare Distributors	0.24%	0.10%	0.34%
Internet & Direct Marketing Retail	0.18%	0.17%	0.35%
Construction Machinery & Heavy Trucks	0.29%	0.05%	0.34%
Financial Exchanges & Data	0.17%	0.15%	0.32%
Research & Consulting Services	0.16%	0.14%	0.30%
Advertising	0.24%	0.05%	0.29%
Environmental & Facilities Services	0.29%	0.00%	0.29%
Steel	0.10%	0.17%	0.27%
Biotechnology	0.24%	0.01%	0.25%
Office REITs	0.06%	0.18%	0.24%
Specialized REITs	0.23%	0.00%	0.23%
Health Care REITs	0.23%	0.00%	0.23%
Managed Healthcare	0.22%	0.00%	0.22%
Specialty Chemicals	0.04%	0.18%	0.22%
Electronic Manufacturing Services	0.17%	0.05%	0.22%
Electronic Equipment & Instruments	0.07%	0.15%	0.22%
Diversified Real Estate Activities	0.00%	0.22%	0.22%
Industrial REITs	0.01%	0.20%	0.21%
Healthcare Services	0.12%	0.09%	0.21%

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

Industry	Domestic	Foreign	Total
Electronic Components	0.03%	0.18%	0.21%
Cable & Satellite	0.15%	0.06%	0.21%
Apparel, Accessories & Luxury Goods	0.01%	0.19%	0.20%
Footwear	0.14%	0.06%	0.20%
Specialty Stores	0.17%	0.03%	0.20%
Independent Power Producers & Energy Traders	0.08%	0.11%	0.19%
Trucking	0.16%	0.03%	0.19%
Human Resource & Employment Services	0.11%	0.08%	0.19%
Distributors	0.18%	0.00%	0.18%
Wireless Telecommunication Services	0.01%	0.17%	0.18%
Building Products	0.12%	0.05%	0.17%
Air Freight & Logistics	0.17%	0.00%	0.17%
Life Sciences Tools & Services	0.10%	0.07%	0.17%
Broadcasting	0.09%	0.07%	0.16%
Thrifts & Mortgage Finance	0.15%	0.00%	0.15%
Leisure Products	0.03%	0.12%	0.15%
Interactive Media & Services	0.04%	0.10%	0.14%
Real Estate Development	0.00%	0.14%	0.14%
Real Estate Operating Companies	0.00%	0.14%	0.14%
Department Stores	0.00%	0.13%	0.13%
Other Diversified Financial Services	0.05%	0.08%	0.13%
Airlines	0.03%	0.10%	0.13%
Diversified Metals & Mining	0.00%	0.12%	0.12%
Food Distributors	0.10%	0.02%	0.12%
Marine	0.00%	0.12%	0.12%
Consumer Electronics	0.12%	0.00%	0.12%
Commodity Chemicals	0.01%	0.10%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Commercial Printing	0.01%	0.09%	0.10%
Oil & Gas Storage & Transportation	0.05%	0.05%	0.10%
Electrical Components & Equipment	0.08%	0.02%	0.10%
Investment Banking & Brokerage	0.10%	0.00%	0.10%
Household Appliances	0.00%	0.09%	0.09%
Home Improvement Retail	0.04%	0.05%	0.09%
Home Furnishing Retail	0.08%	0.00%	0.08%
Internet Services & Infrastructure	0.00%	0.08%	0.08%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Gold	0.00%	0.07%	0.07%
Residential REITs	0.07%	0.00%	0.07%
Construction Materials	0.00%	0.07%	0.07%
Paper Packaging	0.07%	0.00%	0.07%
Soft Drinks	0.05%	0.02%	0.07%
Agricultural Products	0.00%	0.06%	0.06%
Renewable Electricity	0.00%	0.06%	0.06%
Railroads	0.00%	0.06%	0.06%
Airport Services	0.03%	0.02%	0.05%
Coal & Consumable Fuels	0.01%	0.04%	0.05%
Agricultural & Farm Machinery	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Hotels, Resorts & Cruise Lines	0.05%	0.00%	0.05%
Communications Equipment	0.04%	0.01%	0.05%
Publishing	0.02%	0.02%	0.04%
Healthcare Supplies	0.04%	0.00%	0.04%
Brewers	0.04%	0.00%	0.04%

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

Industry	Domestic	Foreign	Total
Oil & Gas Equipment & Services	0.04%	0.00%	0.04%
Computer & Electronics Retail	0.00%	0.04%	0.04%
Drug Retail	0.00%	0.03%	0.03%
Education Services	0.03%	0.00%	0.03%
Diversified Capital Markets	0.00%	0.03%	0.03%
Highways & Railtracks	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.02%	0.02%
Diversified Chemicals	0.00%	0.02%	0.02%
Water Utilities	0.00%	0.02%	0.02%
Casinos & Gaming	0.00%	0.02%	0.02%
Oil & Gas Drilling	0.02%	0.00%	0.02%
Office Services & Supplies	0.02%	0.00%	0.02%
Tobacco	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Security & Alarm Services	0.00%	0.02%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Paper Products	0.02%	0.00%	0.02%
Oil & Gas Exploration & Production	0.01%	0.00%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Fertilizers & Agricultural Chemicals	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Healthcare Technology	0.01%	0.00%	0.01%
Specialized Finance	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Specialized Consumer Services	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Aluminum	0.00%	0.00%	0.00%
Banks	0.00%	0.00%	0.00%

			69.67%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	12.69%
Agency Mortgage Backed	6.84%
Corporate Notes	6.52%
Sovereign Bonds	0.40%
Non-Agency Collateralized Mortgage Obligations	0.30%
Agency Collateralized Mortgage Obligations	0.18%
Municipal Bonds and Notes	0.13%
Asset Backed	0.10%
U.S. Government Sponsored Agencies	0.03%

27.19%

Sector	Percentage (based on Fair Value)
Short-Term Investments
Short-Term Investments	3.14%

3.14%

100.00%

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2019

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,846,551	$95,615,648	$83,544,615	$52,501,879	$(347,906)	$8,791,119	1,233,354	$135,101,597	$7,362,300
SPDR Dow Jones REIT ETF	410,485	35,301,710	110,472,890	62,269,080	2,020,884	8,092,861	917,656	93,619,265	3,193,298
State Street Institutional U.S. Government Money Market Fund, Class G Shares	90,625,489	90,625,489	553,501,715	583,224,828	—	—	60,902,376	60,902,376	1,321,374

TOTAL		$221,542,847	$747,519,220	$697,995,787	$1,672,978	$16,883,980		$289,623,238	$11,876,972

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 1
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					7/1/85

Net asset value, beginning of period	$14.06	$19.94	$18.08	$17.66	$18.81

Income/(loss) from investment operations:
Net investment income	0.34 (a)	0.40 (a)	0.36 (a)	0.35	0.31
Net realized and unrealized gains/(losses) on investments	1.88	(1.69)	2.46	0.77	(0.52)

Total income/(loss) from investment operations	2.22	(1.29)	2.82	1.12	(0.21)

Less distributions from:
Net investment income	0.37	0.45	0.41	0.35	0.34
Net realized gains	—	4.14	0.55	0.35	0.60

Total distributions	0.37	4.59	0.96	0.70	0.94

Net asset value, end of period	$15.91	$14.06	$19.94	$18.08	$17.66

Total Return(b)	15.81%	(6.34)%	15.58%	6.35%	(1.13)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$764,667	$733,417	$856,665	$797,448	$807,584

Ratios to average net assets:
Net expenses	0.61%	0.62%	0.62%	0.60%	0.61%
Gross expenses	0.61%	0.62%	0.62%	0.60%	0.61%
Net investment income	2.24%	2.01%	1.83%	1.85%	1.56%
Portfolio turnover rate	81%	97%	15%	45%	70%

	Class 3
	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					5/1/06

Net asset value, beginning of period	$14.01	$19.88	$18.03	$17.61	$18.75

Income/(loss) from investment operations:
Net investment income	0.30 (a)	0.35 (a)	0.31 (a)	0.30	0.27
Net realized and unrealized gains/(losses) on investments	1.88	(1.69)	2.44	0.77	(0.51)

Total income/(loss) from investment operations	2.18	(1.34)	2.75	1.07	(0.24)

Less distributions from:
Net investment income	0.33	0.39	0.35	0.30	0.30
Net realized gains	—	4.14	0.55	0.35	0.60

Total distributions	0.33	4.53	0.90	0.65	0.90

Net asset value, end of period	$15.86	$14.01	$19.88	$18.03	$17.61

Total Return(b)	15.57%	(6.61)%	15.26%	6.08%	(1.34)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,156,437	$1,165,809	$1,464,061	$1,508,428	$1,633,723

Ratios to average net assets:
Net Expenses	0.86%	0.87%	0.87%	0.85%	0.86%
Gross Expenses	0.86%	0.87%	0.87%	0.85%	0.86%
Net investment income	1.99%	1.76%	1.59%	1.60%	1.31%
Portfolio turnover rate	81%	97%	15%	45%	70%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

16	Financial Highlights

State Street Total Return V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2019

Assets
Investments in securities, at fair value (cost $1,509,163,573)	$1,648,559,905
Investments in affiliated securities, at fair value (cost $221,993,312)	228,720,862
Short-term affiliated investments, at fair value	60,902,376
Cash	38,362
Net cash collateral on deposit with broker for future contracts	109,138
Foreign currency (cost $1,151,258)	1,158,097
Receivable for investments sold	333,466
Income receivables	5,082,923
Receivable for fund shares sold	31,327
Income receivable from affiliated investments	73,886
Receivable for accumulated variation margin on futures contracts	280,960
Other assets	10,897

Total assets	1,945,302,199

Liabilities
Payable for investments purchased	21,849,320
Payable for fund shares redeemed	427,156
Payable to the Adviser	567,737
Payable for custody, fund accounting and sub-administration fees	57,046
Accrued other expenses	90,321
Distribution and service fees	1,206,629

Total liabilities	24,198,209

Net Assets	$1,921,103,990

Net Assets Consist of:
Capital paid in	$1,793,103,466
Total distributable earnings (loss)	128,000,524

Net Assets	$1,921,103,990

Class 1
Net Assets	$764,666,966
Shares outstanding ($0.01 par value, unlimited shares authorized)	48,064,257
Net asset value, offering and redemption price per share	$15.91

Class 3
Net Assets	$1,156,437,024
Shares outstanding ($0.01 par value, unlimited shares authorized)	72,924,862
Net asset value per share	$15.86
Net asset value per share	$14.01

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	17

State Street Total Return V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2019

Investment Income
Income
Dividend	$29,326,755
Interest	15,693,844
Income from affiliated investments	11,876,972
Less: Foreign taxes withheld	(1,572,967)

Total income	55,324,604

Expenses
Advisory and administration fees	6,808,860
Distribution and service fees
Class 1	1,523,127
Class 3	5,327,213
Directors’ fees	49,752
Custody, fund accounting and sub-administration fees	599,666
Professional fees	193,993
Other expenses	243,189

Total expenses	14,745,800

Net investment income	$40,578,804

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$1,943,976	*
Affiliated investments	1,672,978
Futures	2,228,567
Foreign currency transactions	(125,454)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	218,396,145	**
Affiliated investments	16,883,980
Futures	600,227
Foreign currency translations	17,197

Net realized and unrealized gain (loss) on investments	241,617,616

Net Increase in Net Assets Resulting from Operations	$282,196,420

*	Includes $51,745 of net realized gains from foreign capital tax gain.
**	Includes change in accrued foreign capital gains tax of $45,596.

The accompanying Notes are an integral part of these financial statements.

18	Statement of Operations

State Street Total Return V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$40,578,804	$40,212,947
Net realized gain (loss) on investments, futures and foreign currency related transactions	5,720,067	405,529,321
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	235,897,549	(578,300,573)

Net increase (decrease) from operations	282,196,420	(132,558,305)

Distributions to shareholders:
Total distributions
Class 1	(17,548,395)	(180,207,716)
Class 3	(23,703,106)	(284,866,389)

Total distributions	(41,251,501)	(465,074,105)

Increase (decrease) in assets from operations and distributions	240,944,919	(597,632,410)

Share transactions:
Proceeds from sale of shares
Class 1	10,132,130	20,964,003
Class 3	13,995,283	30,059,171
Value of distributions reinvested
Class 1	17,548,395	180,207,716
Class 3	23,703,106	284,866,389
Cost of shares redeemed
Class 1	(90,189,216)	(94,290,832)
Class 3	(194,257,291)	(245,672,997)

Net increase (decrease) from share transactions	(219,067,593)	176,133,450

Total increase (decrease) in net assets	21,877,326	(421,498,960)

Net Assets
Beginning of year	1,899,226,664	2,320,725,624

End of year	$1,921,103,990	$1,899,226,664

Changes in Fund Shares
Class 1
Shares sold	659,598	1,059,253
Issued for distributions reinvested	1,101,594	12,899,622
Shares redeemed	(5,867,922)	(4,756,048)

Net increase (decrease) in fund shares	(4,106,730)	9,202,827

Class 3
Shares sold	912,764	1,521,278
Issued for distributions reinvested	1,492,639	20,449,848
Shares redeemed	(12,678,384)	(12,429,805)

Net increase (decrease) in fund shares	(10,272,981)	9,541,321

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	19

State Street Total Return V.I.S. Fund

Notes to Financial Statements — December 31, 2019

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation

20	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Notes to Financial Statements	21

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the fiscal year ended December 31, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Summary Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering

22	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$280,960	$—	$280,960

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$2,228,567	$—	$2,228,567

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$600,227	$—	$600,227

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is

Notes to Financial Statements	23

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2019 are disclosed in the Summary Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2019 were as follows:

U.S. Government Securities
Purchases	Sales
$297,939,422	$384,040,270

Non-U.S. Government Securities
Purchases	Sales
$1,233,545,843	$1,322,286,793

8.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

24	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, REITs, foreign capital gains taxes, investments in futures, passive foreign investment company gains and losses, paydown gains and losses and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$41,251,501	$—	$41,251,501

The tax character of distributions paid during the fiscal year ended December 31, 2018 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$42,336,791	$422,737,314	$465,074,105

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undisributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long Term Gain	Net Unrealized Gain (Losses)	Total
$1,714,148	$—	$(14,860,172)	$	$141,146,548	$128,000,524

As of December 31, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term
$14,860,172	$—

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,797,324,094	$161,892,667	$20,757,338	$141,135,329

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2019.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental

Notes to Financial Statements	25

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2019 policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $9,975.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

26	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Total Return V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements and Schedule of Investments in Securities

We have audited the accompanying statement of assets and liabilities of State Street Total Return V.I.S. Fund (the “Fund”) (one of the funds constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the summary schedule of investments, as of December 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedule of investments in securities as of December 31, 2019 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of the Fund (one of the funds constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 19, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and schedule of investments in securities are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements and schedule of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of investments in securities are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedule of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedule of investments in securities. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 19, 2020

Report of Independent Registered Public Accounting Firm	27

State Street Total Return V.I.S. Fund

Tax Information — December 31, 2019 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2019.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

28	Tax Information

State Street Total Return V.I.S. Fund

Other Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	29

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	68	Director, the Holland Series Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Served: Since January 2019	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Served: Since January 2012	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Director-Graduate Management Admissions Council (2015 – present).

30	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Served: Since January 2019	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Served: Since January 2019	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Served: Since January 2019	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None

Other Information	31

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director	Term: Until successor is elected and qualified Served: Since January 2019	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	68	None

Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director & President	Term: Until successor is elected and qualified Served: Since 2014	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).

(2)	Ms. Needham is an Interested Director because of her employment by SSGA FM, an affiliate of the Company.

(3)	Ms. La Porta is an Interested Director because of her employment by SSGA, an affiliate of the Company.

*	Served in various capacities and/or with various affiliated entities during noted time period.

32	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Jeanne M. La Porta SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	President and Director	Term: Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GEAM (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 – March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016); Secretary of GE Funds (July 2007 – September 2010) and Vice President (July 2007 – February 2011); Senior Vice President and Deputy General Counsel of GEAM (October 2007 – April 2010); Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds (July 2003 – June 2010); and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM (May 1997 – October 2007).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Other Information	33

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 6/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

34	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	35

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by E&Y in connection with the Company’s statutory and regulatory filings and engagements were $195,570 and $195,570, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $49,100 and $49,100, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $6,939,666 and $6,581,832, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Company’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate non-audit fees billed by E&Y for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $35,152,927 and $36,297,003, respectively.

(h)

E&Y notified the Company’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)

The Schedule of Investments for the State Street Total Return V.I.S. Fund is listed below. The Schedules of Investments for the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund and a Summary Schedule of Investments for the State Street Total Return V.I.S. Fund are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

State Street Total Return V.I.S. Fund

	Number of Shares	Fair Value
Domestic Equity – 33.6% †
Common Stock – 33.6%
Advertising – 0.3%
Clear Channel Outdoor Holdings Inc.	18,800	$53,768	(a)
Fluent Inc.	20,900	52,250	(a)
Marchex Inc., Class B	17,900	67,662	(a)
National CineMedia Inc.	26,200	190,998
Omnicom Group Inc.	42,327	3,429,335
The Interpublic Group of Companies Inc.	45,133	1,042,572
		4,836,585
Aerospace & Defense – 0.3%
HEICO Corp.	7,605	868,111
HEICO Corp., Class A	14,938	1,337,399
Hexcel Corp.	7,905	579,516
National Presto Industries Inc.	2,096	185,265
Park Aerospace Corp.	8,694	141,451
Teledyne Technologies Inc.	7,064	2,447,959	(a)
TransDigm Group Inc.	953	533,680
Vectrus Inc.	4,900	251,174	(a)
		6,344,555
Agricultural & Farm Machinery – 0.1%
AGCO Corp.	12,238	945,385
Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings Inc.	2,200	60,654	(a)
Expeditors International of Washington Inc.	33,670	2,626,933
Hub Group Inc., Class A	7,572	388,368	(a)
Radiant Logistics Inc.	17,700	98,589	(a)
		3,174,544
Airlines – 0.0% *
Alaska Air Group Inc.	8,734	591,729
Mesa Air Group Inc.	5,400	48,276	(a)
		640,005
Airport Services – 0.0% *
Macquarie Infrastructure Corp.	14,389	616,425
Alternative Carriers – 0.0% *
Anterix Inc.	4,000	172,840
Apparel Retail – 0.7%
Abercrombie & Fitch Co., Class A	5,647	97,637
Genesco Inc.	2,500	119,800	(a)
Guess? Inc.	10,859	243,024
Shoe Carnival Inc.	4,213	157,061
The Buckle Inc.	12,509	338,243
The Cato Corp., Class A	9,337	162,464
The TJX Companies Inc.	187,548	11,451,681
Zumiez Inc.	7,972	275,353	(a)
		12,845,263
Apparel, Accessories & Luxury Goods – 0.0% *
Delta Apparel Inc.	3,100	96,410	(a)
Application Software – 1.1%
American Software Inc., Class A	12,928	192,369
Aspen Technology Inc.	13,395	1,619,857	(a)
Avalara Inc.	9,216	675,072	(a)
Cadence Design Systems Inc.	39,715	2,754,632	(a)
Digital Turbine Inc.	33,900	241,707	(a)
Fair Isaac Corp.	5,608	2,101,206	(a)
Intelligent Systems Corp.	3,100	123,814	(a)
Intuit Inc.	46,075	12,068,425
Manhattan Associates Inc.	12,459	993,605	(a)
SharpSpring Inc.	4,200	48,174	(a)
SPS Commerce Inc.	5,800	321,436	(a)
Synchronoss Technologies Inc.	19,100	90,725	(a)
Telaria Inc.	9,400	82,814	(a)

	Number of Shares	Fair Value
Telenav Inc.	16,200	$78,732	(a)
Zix Corp.	23,700	160,686	(a)
		21,553,254
Asset Management & Custody Banks – 0.2%
Ares Management Corp., Class A	6,900	246,261
Cohen & Steers Inc.	10,015	628,541
Diamond Hill Investment Group Inc.	1,411	198,189
Franklin Resources Inc.	54,239	1,409,129
Legg Mason Inc.	17,047	612,158
Silvercrest Asset Management Group Inc., Class A	4,314	54,270
Waddell & Reed Financial Inc., Class A	13,194	220,604
Westwood Holdings Group Inc.	3,500	103,670
		3,472,822
Auto Parts & Equipment – 0.2%
American Axle & Manufacturing Holdings Inc.	27,000	290,520	(a)
Dorman Products Inc.	7,680	581,530	(a)
Fox Factory Holding Corp.	700	48,699	(a)
Gentex Corp.	49,696	1,440,190
Lear Corp.	11,961	1,641,049
		4,001,988
Automobile Manufacturers – 0.7%
Ford Motor Co.	768,114	7,143,460
General Motors Co.	194,027	7,101,388
		14,244,848
Automotive Retail – 0.4%
America’s Car-Mart Inc.	1,000	109,660	(a)
AutoNation Inc.	10,546	512,852	(a)
AutoZone Inc.	4,617	5,500,278	(a)
Penske Automotive Group Inc.	6,599	331,402
Sonic Automotive Inc., Class A	10,622	329,282
		6,783,474
Biotechnology – 0.2%
Achillion Pharmaceuticals Inc.	59,200	356,976	(a)
Adverum Biotechnologies Inc.	24,140	278,093	(a)
Anika Therapeutics Inc.	5,836	302,596	(a)
ArQule Inc.	23,200	463,072	(a)
Arrowhead Pharmaceuticals Inc.	13,860	879,140	(a)
Avid Bioservices Inc.	21,900	167,973	(a)
BioSpecifics Technologies Corp.	2,800	159,432	(a)
CareDx Inc.	5,700	122,949	(a)
Catalyst Pharmaceuticals Inc.	31,600	118,500	(a)
CEL-SCI Corp.	5,700	52,155	(a)
Chimerix Inc.	23,900	48,517	(a)
Enanta Pharmaceuticals Inc.	600	37,068	(a)
Epizyme Inc.	6,200	152,520	(a)
Fate Therapeutics Inc.	18,610	364,198	(a)
Homology Medicines Inc.	2,814	58,250	(a)
Invitae Corp.	8,500	137,105	(a)
Krystal Biotech Inc.	1,500	83,070	(a)
Lineage Cell Therapeutics Inc.	36,700	32,663
MediciNova Inc.	5,100	34,374	(a)
MeiraGTx Holdings PLC	2,700	54,054	(a)
Molecular Templates Inc.	8,400	117,474	(a)
Palatin Technologies Inc.	101,000	79,002	(a)
PDL BioPharma Inc.	51,867	168,308	(a)
Protagonist Therapeutics Inc.	8,500	59,925	(a)
Ra Pharmaceuticals Inc.	2,500	117,325	(a)
Syndax Pharmaceuticals Inc.	10,000	87,800	(a)
Synlogic Inc.	6,100	15,738	(a)
Veracyte Inc.	6,700	187,064	(a)
		4,735,341
Brewers – 0.0% *
The Boston Beer Company Inc., Class A	2,150	812,377	(a)
Broadcasting – 0.1%
Cumulus Media Inc., Class A	7,200	126,504	(a)
Fox Corp., Class B	32,020	1,165,528	(a)
Media General Inc.	2,076	208	(b,c)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Saga Communications Inc., Class A	1,700	$51,680
Sinclair Broadcast Group Inc., Class A	12,277	409,315
		1,753,235
Building Products – 0.1%
AAON Inc.	10,800	533,628
Fortune Brands Home & Security Inc.	27,300	1,783,782
		2,317,410
Cable & Satellite – 0.2%
Altice USA Inc., Class A	59,184	1,618,090	(a)
Cable One Inc.	859	1,278,596
		2,896,686
Casinos & Gaming – 0.0% *
Century Casinos Inc.	8,000	63,360	(a)
Coal & Consumable Fuels – 0.0% *
Arch Coal Inc., Class A	3,170	227,416
Energy Fuels Inc.	23,900	45,649	(a)
NACCO Industries Inc., Class A	1,800	84,294
		357,359
Commercial Printing – 0.0% *
Ennis Inc.	10,700	231,655
RR Donnelley & Sons Co.	17,700	69,915
		301,570
Commodity Chemicals – 0.0% *
Hawkins Inc.	3,300	151,173
Communications Equipment – 0.0% *
Digi International Inc.	12,000	212,640	(a)
NETGEAR Inc.	8,099	198,507	(a)
Tessco Technologies Inc.	3,000	33,660
Ubiquiti Inc.	1,633	308,604
		753,411
Computer & Electronics Retail – 0.0% *
GameStop Corp., Class A	12,200	74,176
Construction & Engineering – 0.2%
Argan Inc.	6,100	244,854
Construction Partners Inc.	5,800	97,846	(a)
Great Lakes Dredge & Dock Corp.	25,900	293,447	(a)
IES Holdings Inc.	2,800	71,848	(a)
Jacobs Engineering Group Inc.	25,238	2,267,129
MYR Group Inc.	4,805	156,595	(a)
Northwest Pipe Co.	2,300	76,613	(a)
Quanta Services Inc.	27,725	1,128,685
Tutor Perini Corp.	2,600	33,436	(a)
		4,370,453
Construction Machinery & Heavy Trucks – 0.3%
Cummins Inc.	29,403	5,261,961
Miller Industries Inc.	4,886	181,417
The Greenbrier Companies Inc.	3,200	103,776
		5,547,154
Construction Materials – 0.0% *
United States Lime & Minerals Inc.	957	86,417
Consumer Electronics – 0.1%
Garmin Ltd.	22,953	2,239,295
Consumer Finance – 0.4%
Ally Financial Inc.	74,626	2,280,571
Curo Group Holdings Corp.	5,405	65,833	(a)
Medallion Financial Corp.	10,100	73,427	(a)
Navient Corp.	38,096	521,153
Santander Consumer USA Holdings Inc.	20,103	469,807
Synchrony Financial	126,700	4,562,467
World Acceptance Corp.	1,500	129,600	(a)
		8,102,858
Data Processing & Outsourced Services – 0.6%
Euronet Worldwide Inc.	9,802	1,544,403	(a)
Genpact Ltd.	9,458	398,844
NIC Inc.	27,519	615,050
Paychex Inc.	63,035	5,361,757
Paysign Inc.	8,400	85,260

	Number of Shares	Fair Value
Sykes Enterprises Inc.	17,000	$628,830	(a)
The Western Union Co.	82,200	2,201,316
		10,835,460
Department Stores – 0.0% *
Dillard’s Inc., Class A	870	63,928
Distributors – 0.2%
Core-Mark Holding Company Inc.	15,800	429,602
Funko Inc., Class A	7,790	133,676	(a)
Genuine Parts Co.	27,564	2,928,124
Weyco Group Inc.	2,959	78,266
		3,569,668
Diversified Metals & Mining – 0.0% *
Materion Corp.	1,058	62,898
Diversified REITs – 0.2%
Armada Hoffler Properties Inc.	21,080	386,818
One Liberty Properties Inc.	6,498	176,681
PS Business Parks Inc.	5,610	924,921
STORE Capital Corp.	38,572	1,436,421
VEREIT Inc.	98,509	910,223
		3,835,064
Diversified Support Services – 0.4%
Copart Inc.	39,400	3,583,036	(a)
KAR Auction Services Inc.	25,159	548,215
McGrath RentCorp.	10,378	794,332
UniFirst Corp.	6,539	1,320,747
Viad Corp.	7,249	489,307
		6,735,637
Education Services – 0.0% *
Graham Holdings Co., Class B	857	547,614
Electric Utilities – 0.9%
Avangrid Inc.	8,190	419,000
Eversource Energy	63,589	5,409,516
Genie Energy Ltd., Class B	7,100	54,883
Hawaiian Electric Industries Inc.	21,254	995,963
OGE Energy Corp.	39,186	1,742,601
Pinnacle West Capital Corp.	21,976	1,976,302
Xcel Energy Inc.	102,942	6,535,788
		17,134,053
Electrical Components & Equipment – 0.1%
American Superconductor Corp.	10,300	80,855	(a)
Encore Wire Corp.	6,948	398,815
Powell Industries Inc.	3,800	186,162
Preformed Line Products Co.	1,505	90,827
Regal Beloit Corp.	7,959	681,370
Vivint Solar Inc.	13,400	97,284	(a)
		1,535,313
Electronic Components – 0.0% *
Airgain Inc.	3,400	36,346	(a)
AVX Corp.	19,725	403,771
Vishay Intertechnology Inc.	11,900	253,351
		693,468
Electronic Equipment & Instruments – 0.1%
Badger Meter Inc.	12,373	803,379
Napco Security Technologies Inc.	5,000	146,950	(a)
PAR Technology Corp.	4,900	150,626	(a)
Vishay Precision Group Inc.	4,537	154,258	(a)
		1,255,213
Electronic Manufacturing Services – 0.2%
Benchmark Electronics Inc.	16,697	573,709
Jabil Inc.	29,193	1,206,547
Kimball Electronics Inc.	10,700	187,785	(a)
Plexus Corp.	12,875	990,602	(a)
Sanmina Corp.	10,200	349,248	(a)
		3,307,891
Environmental & Facilities Services – 0.3%
ABM Industries Inc.	13,800	520,398
PICO Holdings Inc.	9,000	100,080	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Republic Services Inc.	41,856	$3,751,553
Waste Management Inc.	9,457	1,077,720
		5,449,751
Financial Exchanges & Data – 0.2%
CME Group Inc.	4,447	892,602
Donnelley Financial Solutions Inc.	14,200	148,674	(a)
MarketAxess Holdings Inc.	4,245	1,609,322
Morningstar Inc.	3,612	546,532
		3,197,130
Food Distributors – 0.1%
United Natural Foods Inc.	22,300	195,348	(a)
US Foods Holding Corp.	42,800	1,792,892	(a)
		1,988,240
Food Retail – 0.1%
Casey’s General Stores Inc.	7,130	1,133,599
Natural Grocers by Vitamin Cottage Inc.	4,228	41,730
Village Super Market Inc., Class A	3,547	82,290
Weis Markets Inc.	4,203	170,180
		1,427,799
Footwear – 0.1%
Rocky Brands Inc.	3,145	92,558
Skechers U.S.A. Inc., Class A	25,800	1,114,302	(a)
Steven Madden Ltd.	35,232	1,515,328
		2,722,188
Gas Utilities – 0.1%
Atmos Energy Corp.	22,947	2,566,851
General Merchandise Stores – 0.7%
Target Corp.	97,900	12,551,759
Health Care REITs – 0.2%
Community Healthcare Trust Inc.	7,527	322,607
LTC Properties Inc.	12,360	553,357
Medical Properties Trust Inc.	88,851	1,875,645
Omega Healthcare Investors Inc.	39,904	1,689,934
		4,441,543
Healthcare Distributors – 0.2%
Henry Schein Inc.	28,760	1,918,867	(a)
McKesson Corp.	16,469	2,277,992
Patterson Companies Inc.	20,600	421,888
		4,618,747
Healthcare Equipment – 1.0%
Alphatec Holdings Inc.	8,700	61,727	(a)
Conformis Inc.	31,400	47,100	(a)
Danaher Corp.	95,035	14,585,972
IntriCon Corp.	2,300	41,400	(a)
Masimo Corp.	9,238	1,460,158	(a)
SeaSpine Holdings Corp.	6,900	82,869	(a)
STERIS PLC	16,457	2,508,376
Varian Medical Systems Inc.	2,619	371,924	(a)
Zynex Inc.	7,600	59,812	(a)
		19,219,338
Healthcare Facilities – 0.4%
Community Health Systems Inc.	37,000	107,300	(a)
HCA Healthcare Inc.	35,240	5,208,824
National HealthCare Corp.	5,322	459,980
Tenet Healthcare Corp.	2,101	79,901	(a)
The Ensign Group Inc.	10,700	485,459
The Joint Corp.	2,600	41,964	(a)
The Pennat Group Inc.	5,250	173,618	(a)
US Physical Therapy Inc.	3,250	371,638
		6,928,684
Healthcare Services – 0.1%
Addus HomeCare Corp.	4,650	452,073	(a)
Amedisys Inc.	2,100	350,532	(a)
CorVel Corp.	3,873	338,345	(a)
Cross Country Healthcare Inc.	15,900	184,758	(a)
Guardant Health Inc.	7,200	562,608	(a)
Premier Inc., Class A	10,118	383,270	(a)
		2,271,586

	Number of Shares	Fair Value
Healthcare Supplies – 0.0% *
Atrion Corp.	620	$465,930
BioLife Solutions Inc.	3,300	53,394	(a)
Meridian Bioscience Inc.	17,963	175,499
Utah Medical Products Inc.	1,505	162,389
		857,212
Healthcare Technology – 0.0% *
Simulations Plus Inc.	5,272	153,257
Home Building – 0.3%
Beazer Homes USA Inc.	12,800	180,864	(a)
M/I Homes Inc.	11,700	460,395	(a)
MDC Holdings Inc.	21,100	805,176
Meritage Homes Corp.	4,440	271,328	(a)
NVR Inc.	642	2,444,999	(a)
PulteGroup Inc.	49,451	1,918,699
William Lyon Homes, Class A	9,100	181,818	(a)
		6,263,279
Home Furnishing Retail – 0.1%
Bed Bath & Beyond Inc.	13,300	230,090
Haverty Furniture Companies Inc.	7,900	159,264
Williams-Sonoma Inc.	15,358	1,127,892
		1,517,246
Home Furnishings – 0.0% *
Ethan Allen Interiors Inc.	3,300	62,898
Home Improvement Retail – 0.0% *
Floor & Decor Holdings Inc.	13,564	689,187	(a)
Hotel & Resort REITs – 0.1%
Apple Hospitality REIT Inc.	41,201	669,516
Service Properties Trust	31,961	777,611
		1,447,127
Hotels, Resorts & Cruise Lines – 0.1%
Wyndham Destinations Inc.	17,520	905,609
Household Appliances – 0.0% *
Hamilton Beach Brands Holding Co., Class A	3,017	57,625
Household Products – 0.6%
The Procter & Gamble Co.	95,326	11,906,217
Human Resource & Employment Services – 0.1%
BG Staffing Inc.	4,000	87,560
GP Strategies Corp.	5,800	76,734	(a)
Kelly Services Inc., Class A	14,409	325,355
Kforce Inc.	6,283	249,435
ManpowerGroup Inc.	11,476	1,114,320
Robert Half International Inc.	5,722	361,344
		2,214,748
Hypermarkets & Super Centers – 0.7%
Costco Wholesale Corp.	46,095	13,548,242
Independent Power Producers & Energy Traders – 0.1%
AES Corp.	77,714	1,546,509
Industrial Conglomerates – 0.9%
Carlisle Companies Inc.	11,000	1,780,240
Honeywell International Inc.	85,347	15,106,419
		16,886,659
Industrial Gases – 0.5%
Air Products & Chemicals Inc.	43,268	10,167,547
Industrial Machinery – 0.6%
Gencor Industries Inc.	4,500	52,515	(a)
Hurco Companies Inc.	2,833	108,674
Hyster-Yale Materials Handling Inc.	3,300	194,568
Ingersoll-Rand PLC	39,338	5,228,807
ITT Inc.	17,218	1,272,582
Mueller Industries Inc.	16,300	517,525
Omega Flex Inc.	1,200	128,748
Snap-on Inc.	10,642	1,802,755
The Eastern Co.	2,734	83,469
The Gorman-Rupp Co.	7,475	280,313

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
The Timken Co.	6,131	$345,237
Woodward Inc.	10,767	1,275,243
		11,290,436
Industrial REITs – 0.0% *
Innovative Industrial Properties Inc.	1,969	149,388
Insurance Brokers – 0.1%
Brown & Brown Inc.	46,225	1,824,963
eHealth Inc.	700	67,256	(a)
Goosehead Insurance Inc., Class A	4,303	182,447
		2,074,666
Integrated Oil & Gas – 0.2%
Exxon Mobil Corp.	57,047	3,980,740
Integrated Telecommunication Services – 0.2%
AT&T Inc.	118,300	4,623,164
Frontier Communications Corp.	30,500	27,133	(a)
IDT Corp., Class B	8,200	59,122	(a)
Pareteum Corp.	29,200	12,769	(a)
		4,722,188
Interactive Home Entertainment – 0.1%
Zynga Inc., Class A	154,187	943,624	(a)
Interactive Media & Services – 0.1%
DHI Group Inc.	25,100	75,551	(a)
Match Group Inc.	10,571	867,985	(a)
		943,536
Internet & Direct Marketing Retail – 0.2%
1-800-Flowers.com Inc., Class A	10,660	154,570	(a)
Amazon.com Inc.	1,674	3,093,284	(a)
Duluth Holdings Inc., Class B	3,800	40,014	(a)
The Rubicon Project Inc.	20,900	170,544	(a)
		3,458,412
Investment Banking & Brokerage – 0.1%
Cowen Inc., Class A	12,000	189,000	(a)
Greenhill & Company Inc.	7,700	131,516
Houlihan Lokey Inc.	14,505	708,859
INTL. FCStone Inc.	6,450	314,954	(a)
Moelis & Co., Class A	12,759	407,267
Oppenheimer Holdings Inc., Class A	2,487	68,343
		1,819,939
IT Consulting & Other Services – 0.3%
Amdocs Ltd.	26,615	1,921,337
Booz Allen Hamilton Holding Corp.	26,720	1,900,593
CACI International Inc., Class A	4,830	1,207,452	(a)
ManTech International Corp., Class A	11,369	908,156
Perficient Inc.	3,660	168,616	(a)
		6,106,154
Leisure Products – 0.0% *
Escalade Inc.	5,300	52,099
Johnson Outdoors Inc., Class A	2,004	153,707
MasterCraft Boat Holdings Inc.	8,348	131,481	(a)
Sturm Ruger & Company Inc.	5,400	253,962
		591,249
Life & Health Insurance – 0.6%
Aflac Inc.	142,682	7,547,878
Brighthouse Financial Inc.	21,194	831,441	(a)
FBL Financial Group Inc., Class A	2,063	121,573
Globe Life Inc.	20,885	2,198,146
Independence Holding Co.	1,669	70,231
National Western Life Group Inc., Class A	915	266,155
		11,035,424
Life Sciences Tools & Services – 0.1%
Bruker Corp.	7,033	358,472
Luminex Corp.	2,465	57,089
Medpace Holdings Inc.	9,350	785,961	(a)
Quanterix Corp.	2,265	53,522	(a)
Repligen Corp.	8,560	791,800	(a)
		2,046,844
Managed Healthcare – 0.2%
Anthem Inc.	13,810	4,171,034

	Number of Shares	Fair Value
Metal & Glass Containers – 0.4%
AptarGroup Inc.	12,500	$1,445,250
Ball Corp.	63,390	4,099,431
Crown Holdings Inc.	25,487	1,848,827	(a)
Greif Inc., Class B	2,000	103,540
Silgan Holdings Inc.	15,282	474,965
		7,972,013
Mortgage REITs – 0.7%
AG Mortgage Investment Trust Inc.	12,514	192,966
AGNC Investment Corp.	106,058	1,875,105
Annaly Capital Management Inc.	278,667	2,625,043
Anworth Mortgage Asset Corp.	42,100	148,192
Apollo Commercial Real Estate Finance Inc.	66,575	1,217,657
Ares Commercial Real Estate Corp.	12,007	190,191
Arlington Asset Investment Corp., Class A	13,922	77,546
ARMOUR Residential REIT Inc.	21,700	387,779
Blackstone Mortgage Trust Inc., Class A	49,375	1,837,737
Capstead Mortgage Corp.	40,653	321,972
Cherry Hill Mortgage Investment Corp.	7,084	103,356
Chimera Investment Corp.	36,488	750,193
Dynex Capital Inc.	10,458	177,158
Ellington Financial Inc.	13,200	241,956
Great Ajax Corp.	6,100	90,341
MFA Financial Inc.	88,007	673,254
PennyMac Mortgage Investment Trust	25,800	575,082
Ready Capital Corp.	7,700	118,734
Starwood Property Trust Inc.	53,457	1,328,941
Two Harbors Investment Corp.	49,429	722,652
		13,655,855
Movies & Entertainment – 0.7%
AMC Entertainment Holdings Inc., Class A	11,300	81,812
Roku Inc.	16,719	2,238,674	(a)
The Walt Disney Co.	74,857	10,826,568
		13,147,054
Multi-Line Insurance – 0.3%
American Financial Group Inc.	14,438	1,583,127
Assurant Inc.	10,477	1,373,325
The Hartford Financial Services Group Inc.	47,600	2,892,652
		5,849,104
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	96,307	21,813,535	(a)
Multi-Utilities – 0.4%
Ameren Corp.	48,052	3,690,394
Unitil Corp.	5,120	316,518
WEC Energy Group Inc.	43,282	3,991,899
		7,998,811
Office REITs – 0.1%
Columbia Property Trust Inc.	22,803	476,811
Equity Commonwealth	23,616	775,313
		1,252,124
Office Services & Supplies – 0.0% *
Steelcase Inc., Class A	18,481	378,121
Oil & Gas Drilling – 0.0% *
Diamond Offshore Drilling Inc.	4,600	33,074	(a)
Nabors Industries Ltd.	88,500	254,880
Noble Corporation PLC	111,716	136,294	(a)
		424,248
Oil & Gas Equipment & Services – 0.0% *
Era Group Inc.	9,400	95,598	(a)
Frank’s International N.V.	31,700	163,889	(a)
Geospace Technologies Corp.	6,600	110,682	(a)
Liberty Oilfield Services Inc., Class A	3,332	37,052
Mammoth Energy Services Inc.	5,798	12,755
Matrix Service Co.	11,568	264,676	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Smart Sand Inc.	10,400	$26,208	(a)
Solaris Oilfield Infrastructure Inc., Class A	7,114	99,596
		810,456
Oil & Gas Exploration & Production – 0.0% *
Evolution Petroleum Corp.	11,902	65,104
Extraction Oil & Gas Inc.	18,000	38,160	(a)
Gulfport Energy Corp.	40,700	123,728	(a)
		226,992
Oil & Gas Refining & Marketing – 1.0%
CVR Energy Inc.	7,736	312,766
PBF Energy Inc., Class A	23,385	733,587
Phillips 66	83,016	9,248,813
Renewable Energy Group Inc.	15,600	420,420	(a)
REX American Resources Corp.	2,500	204,900	(a)
Valero Energy Corp.	67,272	6,300,023
World Fuel Services Corp.	28,700	1,246,154
		18,466,663
Oil & Gas Storage & Transportation – 0.0% *
DHT Holdings Inc.	38,500	318,780
Dorian LPG Ltd.	12,300	190,404	(a)
Nordic American Tankers Ltd.	60,000	295,200
		804,384
Other Diversified Financial Services – 0.1%
AXA Equitable Holdings Inc.	39,837	987,161
Packaged Foods & Meats – 0.4%
General Mills Inc.	10,200	546,312
J&J Snack Foods Corp.	4,431	816,500
Lancaster Colony Corp.	8,182	1,309,938
Pilgrim’s Pride Corp.	10,397	340,138	(a)
Tootsie Roll Industries Inc.	7,111	242,770
Tyson Foods Inc., Class A	56,478	5,141,757
		8,397,415
Paper Packaging – 0.1%
Sonoco Products Co.	19,508	1,204,034
UFP Technologies Inc.	2,871	142,430	(a)
		1,346,464
Paper Products – 0.0% *
Domtar Corp.	7,762	296,819
Personal Products – 0.0% *
Lifevantage Corp.	6,900	107,709	(a)
Pharmaceuticals – 1.0%
Axsome Therapeutics Inc.	6,700	692,512	(a)
Chiasma Inc.	17,100	84,816	(a)
CorMedix Inc.	11,800	85,904	(a)
Johnson & Johnson	126,929	18,515,133
Lannett Company Inc.	14,700	129,654	(a)
Mallinckrodt PLC	14,700	51,303	(a)
Zynerba Pharmaceuticals Inc.	11,400	68,856	(a)
		19,628,178
Property & Casualty Insurance – 2.0%
AMERISAFE Inc.	8,224	543,031
Arch Capital Group Ltd.	75,182	3,224,556	(a)
Assured Guaranty Ltd.	18,257	894,958
Axis Capital Holdings Ltd.	16,171	961,204
Chubb Ltd.	63,937	9,952,433
Cincinnati Financial Corp.	29,844	3,138,097
Donegal Group Inc., Class A	5,072	75,167
Employers Holdings Inc.	7,600	317,300
Erie Indemnity Co., Class A	4,859	806,594
Fidelity National Financial Inc.	51,831	2,350,536
First American Financial Corp.	21,410	1,248,631
James River Group Holdings Ltd.	1,500	61,815
Kinsale Capital Group Inc.	8,489	862,992
Loews Corp.	50,230	2,636,573
Old Republic International Corp.	55,234	1,235,584
Protective Insurance Corp., Class B	4,514	72,630
Safety Insurance Group Inc.	6,313	584,142
The Allstate Corp.	50,953	5,729,665

	Number of Shares	Fair Value
The Hanover Insurance Group Inc.	7,763	$1,060,969
United Fire Group Inc.	1,100	48,103
White Mountains Insurance Group Ltd.	572	638,072
WR Berkley Corp.	28,241	1,951,453
		38,394,505
Publishing – 0.0% *
News Corp., Class B	24,333	353,072
Scholastic Corp.	1,500	57,675
		410,747
Real Estate Operating Companies – 0.0% *
Rafael Holdings Inc., Class B	5,200	92,768	(a)
Real Estate Services – 0.0% *
Marcus & Millichap Inc.	2,500	93,125	(a)
Realogy Holdings Corp.	23,600	228,448
		321,573
Regional Banks – 0.4%
1st Constitution Bancorp	3,776	83,563
ACNB Corp.	2,967	112,212
American National Bankshares Inc.	1,488	58,880
Ames National Corp.	4,113	115,411
Arrow Financial Corp.	5,510	208,278
Bank First Corp.	900	63,009
Bank of Hawaii Corp.	7,782	740,535
Bank of Marin Bancorp	3,000	135,150
Baycom Corp.	5,057	114,996	(a)
Cambridge Bancorp	1,884	151,003
Chemung Financial Corp.	1,735	73,738
Citizens & Northern Corp.	5,441	153,708
City Holding Co.	4,236	347,140
Community Trust Bancorp Inc.	5,349	249,477
Evans Bancorp Inc.	1,187	47,599
Fidelity D&D Bancorp Inc.	1,358	84,481
Financial Institutions Inc.	4,000	128,400
First Business Financial Services Inc.	2,100	55,293
First Capital Inc.	1,600	116,800
First Community Bancshares Inc.	6,200	192,324
First Financial Corp.	5,055	231,115
First Financial Northwest Inc.	3,803	56,817
First Hawaiian Inc.	25,672	740,637
First Mid Bancshares Inc.	5,032	177,378
First Northwest Bancorp	2,900	52,577
FNB Corp.	50,095	636,206
Franklin Financial Services Corp.	2,100	81,249
Hawthorn Bancshares Inc.	2,800	71,400
Independent Bank Corp.	79	6,577
Investar Holding Corp.	2,700	64,800
LCNB Corp.	4,398	84,881
Level One Bancorp Inc.	2,039	51,301
Mackinac Financial Corp.	3,200	55,872
Metropolitan Bank Holding Corp.	1,299	62,651	(a)
Mid Penn Bancorp Inc.	490	14,112
MutualFirst Financial Inc.	2,502	99,254
National Bankshares Inc.	2,886	129,668
Nicolet Bankshares Inc.	3,450	254,783	(a)
Northrim BanCorp Inc.	2,926	112,066
Norwood Financial Corp.	2,672	103,941
Oak Valley Bancorp	3,274	63,712
Ohio Valley Banc Corp.	2,071	82,053
Orrstown Financial Services Inc.	2,744	62,069
Park National Corp.	4,355	445,865
Parke Bancorp Inc.	2,300	58,397
PCB Bancorp	2,800	48,384
Penns Woods Bancorp Inc.	2,218	78,872
Peoples Bancorp of North Carolina Inc.	2,300	75,555
Premier Financial Bancorp Inc.	5,592	101,439
Prosperity Bancshares Inc.	13,249	952,471
Republic Bancorp Inc., Class A	2,200	102,960
Select Bancorp Inc.	2,769	34,059	(a)
Shore Bancshares Inc.	5,893	102,302
The Community Financial Corp.	1,500	53,355
		8,580,775

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Reinsurance – 0.1%
Reinsurance Group of America Inc.	12,302	$2,005,964
Research & Consulting Services – 0.2%
CBIZ Inc.	22,083	595,358	(a)
CRA International Inc.	3,235	176,210
Exponent Inc.	22,314	1,539,889
Forrester Research Inc.	4,532	188,984
ICF International Inc.	3,575	327,542
Resources Connection Inc.	13,014	212,519
		3,040,502
Residential REITs – 0.1%
American Campus Communities Inc.	26,094	1,227,201
Bluerock Residential Growth REIT Inc.	9,600	115,680
BRT Apartments Corp.	4,877	82,763
		1,425,644
Restaurants – 0.7%
BJ’s Restaurants Inc.	1,700	64,532
Brinker International Inc.	16,246	682,332
Chipotle Mexican Grill Inc.	828	693,127	(a)
Starbucks Corp.	119,512	10,507,495
The Cheesecake Factory Inc.	18,190	706,864
Wingstop Inc.	1,000	86,230
		12,740,580
Retail REITs – 0.5%
Brixmor Property Group Inc.	58,143	1,256,470
Getty Realty Corp.	14,145	464,946
Kimco Realty Corp.	79,185	1,639,921
National Retail Properties Inc.	31,905	1,710,746
Realty Income Corp.	15,809	1,164,017
Retail Properties of America Inc., Class A	41,717	559,008
RPT Realty	7,700	115,808
SITE Centers Corp.	28,040	393,121
Spirit Realty Capital Inc.	17,955	883,027
Weingarten Realty Investors	24,001	749,791
Whitestone REIT	15,900	216,558
		9,153,413
Semiconductor Equipment – 1.5%
Amkor Technology Inc.	43,200	561,600	(a)
Applied Materials Inc.	181,200	11,060,448
AXT Inc.	11,000	47,850	(a)
KLA Corp.	31,250	5,567,812
Lam Research Corp.	28,293	8,272,873
Photronics Inc.	28,491	449,018	(a)
Teradyne Inc.	32,787	2,235,746
Ultra Clean Holdings Inc.	3,100	72,757	(a)
Xperi Corp.	12,000	222,000
		28,490,104
Semiconductors – 0.6%
Alpha & Omega Semiconductor Ltd.	8,200	111,684	(a)
Cirrus Logic Inc.	5,100	420,291	(a)
Diodes Inc.	17,300	975,201	(a)
DSP Group Inc.	3,400	53,516	(a)
Intel Corp.	145,529	8,709,911
NVE Corp.	2,066	147,512
SunPower Corp.	3,300	25,740	(a)
Universal Display Corp.	5,281	1,088,256
		11,532,111
Soft Drinks – 0.1%
Keurig Dr Pepper Inc.	36,565	1,058,557
Specialized Consumer Services – 0.0% *
Collectors Universe Inc.	3,600	82,980
Specialized Finance – 0.0% *
NewStar Financial Inc.	492	119	(b,c)
Specialized REITs – 0.2%
EPR Properties	15,159	1,070,832
Farmland Partners Inc.	13,700	92,886
Jernigan Capital Inc.	8,191	156,776
Lamar Advertising Co., Class A	16,652	1,486,357

	Number of Shares	Fair Value
Life Storage Inc.	9,143	$990,004
Outfront Media Inc.	27,979	750,397
		4,547,252
Specialty Chemicals – 0.0% *
Flotek Industries Inc.	26,800	53,600	(a)
FutureFuel Corp.	11,200	138,768
NewMarket Corp.	1,304	634,422
		826,790
Specialty Stores – 0.2%
Dick’s Sporting Goods Inc.	12,530	620,110
Hibbett Sports Inc.	7,905	221,656	(a)
MarineMax Inc.	9,631	160,741	(a)
Sally Beauty Holdings Inc.	7,300	133,225	(a)
Sportsman’s Warehouse Holdings Inc.	13,200	105,996	(a)
Tractor Supply Co.	20,856	1,948,785
		3,190,513
Steel – 0.1%
Reliance Steel & Aluminum Co.	12,747	1,526,581
Warrior Met Coal Inc.	18,301	386,700
		1,913,281
Systems Software – 0.6%
Microsoft Corp.	55,292	8,719,548
SecureWorks Corp., Class A	4,160	69,306	(a)
VMware Inc., Class A	15,077	2,288,538	(a)
		11,077,392
Technology Distributors – 0.4%
Arrow Electronics Inc.	15,877	1,345,417	(a)
Avnet Inc.	19,664	834,540
Insight Enterprises Inc.	15,097	1,061,168	(a)
PC Connection Inc.	5,005	248,548
ScanSource Inc.	10,588	391,227	(a)
SYNNEX Corp.	8,084	1,041,219
Tech Data Corp.	16,290	2,339,244	(a)
		7,261,363
Technology Hardware, Storage & Peripherals – 0.7%
Apple Inc.	37,736	11,081,176
AstroNova Inc.	3,400	46,648
Diebold Nixdorf Inc.	18,700	197,472	(a)
Xerox Holdings Corp.	35,141	1,295,649	(a)
		12,620,945
Thrifts & Mortgage Finance – 0.2%
Capitol Federal Financial Inc.	56,600	777,118
ESSA Bancorp Inc.	4,700	79,665
FS Bancorp Inc.	1,639	104,552
Luther Burbank Corp.	7,970	91,894
MMA Capital Holdings Inc.	2,500	79,500	(a)
NMI Holdings Inc., Class A	7,300	242,214	(a)
Northwest Bancshares Inc.	40,990	681,664
OP Bancorp	6,521	67,623
Provident Financial Holdings Inc.	2,500	54,750
Territorial Bancorp Inc.	3,616	111,879
Timberland Bancorp Inc.	1,747	51,956
TrustCo Bank Corp.	39,856	345,551
Waterstone Financial Inc.	10,600	201,718
Western New England Bancorp Inc.	4,900	47,187
		2,937,271
Tires & Rubber – 0.0% *
Cooper Tire & Rubber Co.	14,200	408,250
Tobacco – 0.0% *
Pyxus International Inc.	4,100	36,654	(a)
Turning Point Brands Inc.	2,119	60,603
Vector Group Ltd.	17,500	234,325
		331,582
Trading Companies & Distributors – 0.2%
Aircastle Ltd.	23,200	742,632
BlueLinx Holdings Inc.	4,130	58,852	(a)
CAI International Inc.	7,400	214,452	(a)
Foundation Building Materials Inc.	6,953	134,541	(a)
Kaman Corp.	11,820	779,174

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Lawson Products Inc.	2,000	$104,200	(a)
NOW Inc.	16,500	185,460	(a)
Rush Enterprises Inc., Class A	1,600	74,400
Rush Enterprises Inc., Class B	2,289	104,607
Titan Machinery Inc.	8,800	130,064	(a)
Transcat Inc.	3,300	105,138	(a)
WESCO International Inc.	8,209	487,533	(a)
		3,121,053
Trucking – 0.2%
AMERCO	1,406	528,403
Heartland Express Inc.	19,900	418,895
Landstar System Inc.	2,728	310,637
Marten Transport Ltd.	16,601	356,755
PAM Transportation Services Inc.	1,007	58,114	(a)
Ryder System Inc.	10,335	561,294
US Xpress Enterprises Inc., Class A	10,600	53,318	(a)
Werner Enterprises Inc.	19,774	719,576
		3,006,992
Wireless Telecommunication Services – 0.0% *
Spok Holdings Inc.	8,200	100,286
Total Domestic Equity (Cost $558,975,839)		645,043,910

Foreign Equity – 21.8%

Common Stock – 21.5%
Advertising – 0.0% *
Cheil Worldwide Inc.	2,431	50,556
Hakuhodo DY Holdings Inc.	25,248	410,752
WPP PLC	23,390	330,465
		791,773
Aerospace & Defense – 0.1%
Meggitt PLC	147,238	1,281,112
Singapore Technologies Engineering Ltd.	295,900	867,026
		2,148,138
Agricultural Products – 0.1%
China Agri-Industries Holdings Ltd.	86,043	45,607
Wilmar International Ltd.	363,994	1,115,275
		1,160,882
Air Freight & Logistics – 0.0% *
Hyundai Glovis Company Ltd.	1,056	130,579
Airlines – 0.1%
AirAsia Group Bhd	148,500	61,716
Copa Holdings S.A.	6,116	661,018
Japan Airlines Company Ltd.	21,840	682,682
Singapore Airlines Ltd.	68,108	457,886
		1,863,302
Airport Services – 0.0% *
SATS Ltd.	105,563	397,240
Aluminum – 0.0% *
China Zhongwang Holdings Ltd.	152,053	60,690
Apparel Retail – 0.1%
ABC-Mart Inc.	6,242	427,334
Hennes & Mauritz AB, Class B	16,476	335,256
Shimamura Company Ltd.	4,200	321,546
		1,084,136
Apparel, Accessories & Luxury Goods – 0.2%
Bosideng International Holdings Ltd.	394,000	142,090
Burberry Group PLC	77,959	2,277,241
FF Group	1,860	1,002	(a,c)
Li Ning Company Ltd.	111,500	334,137
Shenzhou International Group Holdings Ltd.	38,065	556,432
The Swatch Group AG	10,017	529,116
		3,840,018
Asset Management & Custody Banks – 0.3%
3i Group PLC	185,250	2,694,603

	Number of Shares	Fair Value
CI Financial Corp.	42,871	$717,740
HDFC Asset Management Company Ltd.	5,209	233,506	(d)
IGM Financial Inc.	15,859	455,927
Magellan Financial Group Ltd.	24,276	971,841
Schroders PLC	8,999	397,461
		5,471,078
Auto Parts & Equipment – 0.4%
Faurecia S.A.	14,454	779,268
Fuyao Glass Industry Group Company Ltd., Class H	61,826	189,244	(d)
Magna International Inc.	56,431	3,098,428
Sumitomo Electric Industries Ltd.	142,841	2,171,367
Toyoda Gosei Company Ltd.	12,365	312,325
Valeo S.A.	25,874	912,258
		7,462,890
Automobile Manufacturers – 0.2%
BAIC Motor Corporation Ltd., Class H	200,500	113,736	(d)
Dongfeng Motor Group Company Ltd., Class H	333,138	313,394
Ford Otomotiv Sanayi A/S	8,597	102,352
Great Wall Motor Company Ltd., Class H	379,907	280,842
Guangzhou Automobile Group Company Ltd., Class H	31,015	38,611
Isuzu Motors Ltd.	20	239
Kia Motors Corp.	29,171	1,117,450
Mazda Motor Corp.	107,697	929,559
Nissan Motor Company Ltd.	37,600	220,081
Peugeot S.A.	72,644	1,736,863
		4,853,127
Automotive Retail – 0.1%
Hotai Motor Company Ltd.	30,502	694,962
Petrobras Distribuidora S.A.	37,363	279,291
		974,253
Banks – 0.0% *
China Common Rich Renewable Energy Investments Ltd.	64,000	—	(c)
Biotechnology – 0.0% *
Affimed N.V.	24,100	66,034	(a)
Broadcasting – 0.1%
ITV PLC	686,579	1,373,414
Building Products – 0.1%
China Lesso Group Holdings Ltd.	133,000	170,521
LIXIL Group Corp.	50,700	881,273
		1,051,794
Cable & Satellite – 0.1%
Altice N.V., Class A	26,744	172,556	(a)
Cyfrowy Polsat S.A.	30,506	225,052
Eutelsat Communications S.A.	33,101	538,388
Megacable Holdings SAB de C.V.	36,679	150,414
		1,086,410
Casinos & Gaming – 0.0% *
Altus San Nicolas Corp.	1,515	155	(a)
Kangwon Land Inc.	14,413	368,909
		369,064
Coal & Consumable Fuels – 0.0% *
China Shenhua Energy Company Ltd., Class H	285,173	595,834
Commercial Printing – 0.1%
Dai Nippon Printing Company Ltd.	19,069	519,386
Toppan Printing Company Ltd.	53,000	1,102,673
		1,622,059
Commodity Chemicals – 0.1%
Advanced Petrochemical Co.	12,993	171,102
Mesaieed Petrochemical Holding Co.	406,947	280,537
Tosoh Corp.	49,500	772,050
		1,223,689

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Communications Equipment – 0.0% *
KMW Company Ltd.	3,165	$139,852	(a)
Computer & Electronics Retail – 0.0% *
Yamada Denki Company Ltd.	119,100	633,447
Construction & Engineering – 0.2%
China Communications Services Corporation Ltd., Class H	292,121	212,948
China Railway Construction Corporation Ltd., Class H	162,600	178,005
Gamuda Bhd	212,000	202,127
IJM Corporation Bhd	50,900	27,002
Metallurgical Corporation of China Ltd., Class H	283,146	63,593
Skanska AB, Class B	64,758	1,464,501
Vinci S.A.	20,600	2,289,226
		4,437,402
Construction Machinery & Heavy Trucks – 0.1%
Doosan Bobcat Inc.	1,064	31,604	(a)
Hino Motors Ltd.	54,500	582,738
Weichai Power Company Ltd., Class H	118,546	250,121
Zoomlion Heavy Industry Science and Technology Company Ltd.	170,000	142,470
		1,006,933
Construction Materials – 0.1%
Anhui Conch Cement Company Ltd., Class H	28,429	207,239
Saudi Cement Co.	9,183	171,601
Semen Indonesia Persero Tbk PT	77,138	66,678
The Siam Cement PCL	2,440	31,932
The Siam Cement PCL NVDR	61,329	802,603
		1,280,053
Consumer Finance – 0.0% *
Qudian Inc. ADR	18,500	87,135	(a)
Copper – 0.0% *
Jiangxi Copper Company Ltd., Class H	144,560	198,886
Data Processing & Outsourced Services – 0.0% *
EVERTEC Inc.	26,140	889,806
Department Stores – 0.1%
Hyundai Department Store Company Ltd.	1,720	123,595
Next PLC	25,365	2,358,210
		2,481,805
Diversified Banks – 1.1%
Absa Group Ltd.	24,508	261,669
Agricultural Bank of China Ltd., Class H	2,840,895	1,250,580
Banco de Chile	1,718,825	182,180
Banco de Credito e Inversiones S.A.	2,553	115,775
Bancolombia S.A.	28,096	376,725
Bank Hapoalim BM	203,166	1,685,207
Bank Leumi Le-Israel BM	218,733	1,592,052
Bank of China Ltd., Class H	147,823	63,175
Bank of Communications Company Ltd., Class H	1,071,944	762,156
Bank of the Philippine Islands	15,220	26,416
Bank Polska Kasa Opieki S.A.	20,898	554,275
Banque Saudi Fransi	10,837	109,488
China CITIC Bank Corporation Ltd., Class H	1,093,953	655,659
China Everbright Bank Company Ltd., Class H	388,161	180,336
China Minsheng Banking Corporation Ltd., Class H	866,359	654,901
Dubai Islamic Bank PJSC	48,904	73,360
First Financial Holding Company Ltd.	249,134	196,967
Hong Leong Financial Group Bhd	28,112	116,145
Industrial & Commercial Bank of China Ltd., Class H	867,427	667,954
Industrial Bank of Korea	31,692	323,374	(a)
Israel Discount Bank Ltd., Class A	113,870	527,811

	Number of Shares	Fair Value
Komercni banka A/S	9,081	$332,708
Krung Thai Bank PCL NVDR	77	42
MCB Bank Ltd.	18,029	24,564
Mega Financial Holding Company Ltd.	570,341	582,194
Mizrahi Tefahot Bank Ltd.	26,667	710,296
Moneta Money Bank A/S	62,593	234,994	(d)
Nedbank Group Ltd.	25,912	397,107
Postal Savings Bank of China Company Ltd., Class H	376,647	256,196	(d)
Qatar International Islamic Bank QSC	90,853	241,543
RHB Bank Bhd	95,248	134,588
Royal Bank of Canada	74,819	5,928,400
SinoPac Financial Holdings Company Ltd.	842,381	365,312
Taiwan Business Bank	506,073	212,714
Taiwan Cooperative Financial Holding Company Ltd.	502,040	347,511
The Shanghai Commercial & Savings Bank Ltd.	39,804	69,047
The Siam Commercial Bank PCL	6,210	25,293
The Siam Commercial Bank PCL NVDR	7,200	29,325
Turkiye Garanti Bankasi A/S	31,282	58,558	(a)
Turkiye Is Bankasi A/S, Class C	192,923	207,803	(a)
		20,534,400
Diversified Capital Markets – 0.0% *
Banco BTG Pactual S.A.	28,061	531,057
Diversified Chemicals – 0.0% *
Daicel Corp.	47,100	454,639
Diversified Metals & Mining – 0.1%
Boliden AB	52,072	1,382,312
Ferroglobe PLC	1,316	—	(c)
Korea Zinc Company Ltd.	1,040	382,204
Mitsubishi Materials Corp.	20,400	558,830
		2,323,346
Diversified Real Estate Activities – 0.2%
Aldar Properties PJSC	471,923	277,515
Hang Lung Properties Ltd.	65,000	142,650
Kerry Properties Ltd.	124,000	393,875
LendLease Group	107,401	1,328,757
Pakuwon Jati Tbk PT	579,800	23,806
Robinsons Land Corp.	254,506	138,447
Shenzhen Investment Ltd.	370,000	148,156
Swire Pacific Ltd., Class A	93,929	872,771
Wheelock & Company Ltd.	144,000	960,086
		4,286,063
Diversified REITs – 0.2%
Fibra Uno Administracion S.A. de C.V.	392,559	608,878
Fortress REIT Ltd., Class A	26,483	36,476
Growthpoint Properties Ltd.	363,921	575,413
H&R Real Estate Investment Trust	26,607	432,934
Mirvac Group	741,108	1,656,659
The GPT Group	343,412	1,351,849
		4,662,209
Drug Retail – 0.0% *
Clicks Group Ltd.	32,103	589,073
Electric Utilities – 0.5%
CLP Holdings Ltd.	310,437	3,263,019
Endesa S.A.	60,186	1,607,223
Enel Americas S.A.	639,285	141,978
Enel S.p.A.	19,946	158,338
HK Electric Investments & HK Electric Investments Ltd.	502,500	495,290
Hydro One Ltd.	62,121	1,201,461	(d)
Inter Rao UES PJSC	453,516	36,592	(a)
Interconexion Electrica S.A. ESP	18,487	110,421
Manila Electric Co.	27,616	172,856
Mercury NZ Ltd.	129,680	441,817
Red Electrica Corporacion S.A.	74,399	1,496,968
Terna Rete Elettrica Nazionale S.p.A.	64,665	432,179
		9,558,142

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Electrical Components & Equipment – 0.0% *
WEG S.A.	41,900	$361,015
Electronic Components – 0.2%
Delta Electronics Inc.	35,446	179,140
Hirose Electric Company Ltd.	6,200	800,423
Kingboard Laminates Holdings Ltd.	132,020	163,674
Omron Corp.	31,300	1,849,054
Zhen Ding Technology Holding Ltd.	66,263	316,096
		3,308,387
Electronic Equipment & Instruments – 0.2%
China Railway Signal & Communication Corporation Ltd., Class H	181,075	101,091	(d)
Halma PLC	71,935	2,016,462
Hitachi High-Technologies Corp.	13,100	933,002
		3,050,555
Electronic Manufacturing Services – 0.1%
Fabrinet	15,400	998,536	(a)
Environmental & Facilities Services – 0.0% *
A-Living Services Company Ltd.	47,750	164,850	(d)
Fertilizers & Agricultural Chemicals – 0.0% *
Saudi Arabian Fertilizer Co.	10,859	224,342
Financial Exchanges & Data – 0.2%
ASX Ltd.	36,680	2,021,740
Singapore Exchange Ltd.	153,017	1,008,241
		3,029,981
Food Distributors – 0.0% *
The SPAR Group Ltd.	23,592	333,225
Food Retail – 0.6%
BIM Birlesik Magazalar A/S	37,406	293,289
Casino Guichard Perrachon S.A.	10,321	483,108
Colruyt S.A.	10,471	546,312
Empire Company Ltd., Class A	32,874	772,194
ICA Gruppen AB	17,159	801,397
Jeronimo Martins SGPS S.A.	47,923	788,882
Koninklijke Ahold Delhaize N.V.	145,382	3,638,348
Loblaw Companies Ltd.	34,898	1,803,097
Metro Inc.	48,333	1,997,428
Pick n Pay Stores Ltd.	6,099	27,866
WM Morrison Supermarkets PLC	179,599	475,372
		11,627,293
Footwear – 0.1%
ANTA Sports Products Ltd.	74,002	662,445
Pou Chen Corp.	38,515	50,365
Yue Yuen Industrial Holdings Ltd.	138,000	407,351
		1,120,161
Gas Utilities – 0.2%
Enagas S.A.	42,983	1,097,169
Osaka Gas Company Ltd.	71,022	1,366,524
Petronas Gas Bhd	54,571	221,726
Snam S.p.A.	385,941	2,030,062
		4,715,481
General Merchandise Stores – 0.3%
Harvey Norman Holdings Ltd.	107,016	306,173
Wesfarmers Ltd.	214,789	6,250,819
		6,556,992
Gold – 0.1%
Kirkland Lake Gold Ltd.	32,362	1,428,495
Healthcare Distributors – 0.1%
Alfresa Holdings Corp.	35,781	733,564
Medipal Holdings Corp.	34,877	774,403
Suzuken Company Ltd.	13,756	565,176
		2,073,143
Healthcare Equipment – 0.2%
Fisher & Paykel Healthcare Corporation Ltd.	35,325	529,071
Smith & Nephew PLC	110,162	2,674,299
		3,203,370

	Number of Shares	Fair Value
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	85,744	$1,732,871
Highways & Railtracks – 0.0% *
Jiangsu Expressway Company Ltd., Class H	149,062	204,315
Shenzhen Expressway Company Ltd.	88,000	126,266
Zhejiang Expressway Company Ltd., Class H	175,054	159,512
		490,093
Home Building – 0.5%
Barratt Developments PLC	193,830	1,917,093
Berkeley Group Holdings PLC	22,732	1,463,251
Iida Group Holdings Company Ltd.	27,900	492,662
Persimmon PLC	60,643	2,165,078
Sekisui House Ltd.	118,340	2,541,030
Taylor Wimpey PLC	624,423	1,599,814
		10,178,928
Home Improvement Retail – 0.1%
Kingfisher PLC	336,382	967,000
Household Appliances – 0.1%
Arcelik A/S	20,010	70,074	(a)
Electrolux AB, Class B	42,745	1,049,783
Rinnai Corp.	6,300	495,652
		1,615,509
Household Products – 0.0% *
Hindustan Unilever Ltd.	29,701	800,175
Unilever Indonesia Tbk PT	43,317	131,051
		931,226
Human Resource & Employment Services – 0.1%
Randstad N.V.	22,684	1,386,194
Hypermarkets & Super Centers – 0.1%
Carrefour S.A.	22,607	379,376
METRO AG	34,281	552,194
Wal-Mart de Mexico SAB de C.V.	59,236	169,860
		1,101,430
Independent Power Producers & Energy Traders – 0.1%
Aboitiz Power Corp.	180,325	121,771
China Power International Development Ltd.	540,724	115,892
Colbun S.A.	580,237	92,597
Electricity Generating PCL NVDR	35,557	389,357
Ratch Group PCL	22,937	52,645
Ratch Group PCL NVDR	66,000	151,484
Uniper SE	38,145	1,263,552
		2,187,298
Industrial Conglomerates – 0.1%
Grupo Carso SAB de C.V., Class A1	35,378	130,803
KOC Holding A/S	27,045	92,346
NWS Holdings Ltd.	296,071	414,936
Shanghai Industrial Holdings Ltd.	59,525	114,592
Siemens Ltd.	8,724	182,930
Sime Darby Bhd	316,004	171,502
		1,107,109
Industrial Gases – 0.5%
Air Liquide S.A.	6,805	963,992
Air Water Inc.	28,400	418,127
Linde PLC	41,473	8,829,602
Taiyo Nippon Sanso Corp.	15,000	335,128
		10,546,849
Industrial Machinery – 0.7%
Amada Holdings Company Ltd.	63,100	725,788
Atlas Copco AB, Class B	73,933	2,568,410
JTEKT Corp.	39,000	466,887
Kone Oyj, Class B	64,391	4,212,412
Kurita Water Industries Ltd.	18,700	560,096
Luxfer Holdings PLC	12,000	222,120
Mitsubishi Heavy Industries Ltd.	29,800	1,164,853
Schindler Holding AG	3,814	934,250

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
SKF AB, Class B	72,413	$1,465,116
Sumitomo Heavy Industries Ltd.	21,000	604,831
		12,924,763
Industrial REITs – 0.2%
Goodman Group	147,638	1,387,567
Segro PLC	208,149	2,473,989
		3,861,556
Integrated Oil & Gas – 0.5%
Gazprom PJSC ADR	245,859	2,022,928	(e)
Imperial Oil Ltd.	6,820	180,657
LUKOIL PJSC ADR	12,267	1,216,641	(e,f)
LUKOIL PJSC ADR	4,018	396,617	(e,f)
MOL Hungarian Oil & Gas PLC	50,186	500,805
Oil & Natural Gas Corporation Ltd.	192,196	346,813
Royal Dutch Shell PLC, Class B	55,419	1,644,159
Surgutneftegas PJSC ADR	87,527	705,905	(e)
Total S.A.	31,162	1,720,983
		8,735,508
Integrated Telecommunication Services – 1.0%
BCE Inc.	28,920	1,341,683
Chunghwa Telecom Company Ltd.	431,168	1,582,162
Elisa Oyj	3,481	192,440
HKT Trust & HKT Ltd.	716,427	1,009,570
Nippon Telegraph & Telephone Corp.	243,200	6,169,794
PCCW Ltd.	804,527	475,997
Proximus SADP	28,832	825,927
Spark New Zealand Ltd.	348,018	1,016,642
Swisscom AG	4,908	2,598,070
Telia Company AB	143,682	617,794
Telkom S.A. SOC Ltd.	34,436	85,748
Telstra Corporation Ltd.	788,721	1,962,688
TELUS Corp.	37,564	1,456,501
		19,335,016
Interactive Media & Services – 0.1%
Tencent Holdings Ltd.	38,598	1,860,598
Internet & Direct Marketing Retail – 0.2%
Alibaba Group Holding Ltd. ADR	11,650	2,470,965	(a,e)
Vipshop Holdings Ltd. ADR	53,800	762,346	(a,e)
		3,233,311
Internet Services & Infrastructure – 0.1%
Shopify Inc., Class A	3,719	1,480,717	(a)
Investment Banking & Brokerage – 0.0% *
Meritz Securities Company Ltd.	15,014	49,205
IT Consulting & Other Services – 1.2%
Accenture PLC, Class A	80,668	16,986,261
HCL Technologies Ltd.	20,330	161,807
Infosys Ltd.	82,791	848,056
Itochu Techno-Solutions Corp.	18,200	514,976
NEC Corp.	46,900	1,950,660
Nomura Research Institute Ltd.	60,200	1,295,124
Wipro Ltd.	139,942	481,908
		22,238,792
Leisure Products – 0.1%
Bandai Namco Holdings Inc.	33,800	2,062,367
Sankyo Company Ltd.	8,500	283,529
		2,345,896
Life & Health Insurance – 0.8%
Bupa Arabia for Cooperative Insurance Co.	3,381	92,292
CNP Assurances	32,544	647,688
Great-West Lifeco Inc.	53,025	1,360,024
iA Financial Corporation Inc.	20,200	1,111,136
ICICI Prudential Life Insurance Company Ltd.	42,211	285,307	(d)
Liberty Holdings Ltd.	15,776	124,834
Medibank Private Ltd.	524,316	1,164,675
Momentum Metropolitan Holdings	110,057	171,892
New China Life Insurance Company Ltd., Class H	32,963	141,721

	Number of Shares	Fair Value
Poste Italiane S.p.A.	99,465	$1,129,892	(d)
Power Corporation of Canada	57,338	1,479,049
Power Financial Corp.	50,625	1,364,054
Sony Financial Holdings Inc.	28,800	696,447
Sun Life Financial Inc.	35,333	1,613,316
Swiss Life Holding AG	6,396	3,208,733
		14,591,060
Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	9,755	252,259
Sartorius Stedim Biotech	5,242	869,088
WuXi AppTec Company Ltd.	9,400	116,598	(d)
		1,237,945
Managed Healthcare – 0.0% *
Triple-S Management Corp., Class B	10,100	186,749	(a)
Marine – 0.1%
Costamare Inc.	20,887	199,053
Kuehne + Nagel International AG	10,281	1,732,699
MISC Bhd	164,007	334,790
		2,266,542
Marine Ports & Services – 0.0% *
Kamigumi Company Ltd.	20,501	452,559
Westports Holdings Bhd	27,300	28,098
		480,657
Motorcycle Manufacturers – 0.0% *
Bajaj Auto Ltd.	6,922	308,870
Movies & Entertainment – 0.1%
Tencent Music Entertainment Group ADR	11,255	132,134	(a,e)
Toho Company Ltd.	21,500	899,172
		1,031,306
Multi-Line Insurance – 1.4%
Allianz SE	29,731	7,288,670
Assicurazioni Generali S.p.A.	209,201	4,319,661
Baloise Holding AG	9,291	1,679,068
BB Seguridade Participacoes S.A.	85,782	803,933
China Pacific Insurance Group Company Ltd., Class H	309,800	1,220,624
Gjensidige Forsikring ASA	38,077	798,389
Mapfre S.A.	205,203	543,603
Porto Seguro S.A.	11,864	185,037
Sampo Oyj, Class A	10,265	448,339
Sul America S.A.	35,232	524,797
Watford Holdings Ltd.	1,900	47,804	(a)
Zurich Insurance Group AG	21,819	8,947,514
		26,807,439
Multi-Sector Holdings – 0.2%
EXOR N.V.	20,647	1,601,015
Groupe Bruxelles Lambert S.A.	15,288	1,612,426
Haci Omer Sabanci Holding A/S	39,711	63,661
L E Lundbergforetagen AB, Class B	14,469	635,266
Pargesa Holding S.A.	7,290	605,649
		4,518,017
Multi-Utilities – 0.2%
Suez	64,774	980,478
Veolia Environnement S.A.	101,841	2,710,443
		3,690,921
Office REITs – 0.2%
Dexus	193,771	1,593,673
Japan Prime Realty Investment Corp.	149	653,310
Orix JREIT Inc.	499	1,080,421
		3,327,404
Oil & Gas Exploration & Production – 0.0% *
Oil & Gas Development Company Ltd.	47,964	44,041
Oil & Gas Refining & Marketing – 0.1%
Bharat Petroleum Corporation Ltd.	21,315	146,787
Cosan S.A.	19,595	338,883
Grupa Lotos S.A.	10,329	227,946
Hindustan Petroleum Corporation Ltd.	69,820	258,726

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Qatar Fuel QSC	57,093	$359,085
Tupras Turkiye Petrol Rafinerileri A/S	6,898	146,978
		1,478,405
Oil & Gas Storage & Transportation – 0.1%
Petronet LNG Ltd.	38,204	143,416
Scorpio Tankers Inc.	5,500	216,370
SFL Corporation Ltd.	34,845	506,646
Teekay Tankers Ltd., Class A	10,375	248,689	(a)
		1,115,121
Other Diversified Financial Services – 0.1%
M&G PLC	487,325	1,531,326	(a)
Packaged Foods & Meats – 0.3%
China Huishan Dairy Holdings Company Ltd.	55,000	—	(c)
Chocoladefabriken Lindt & Spruengli AG	203	1,575,407
Dali Foods Group Company Ltd.	251,604	186,318	(d)
Indofood Sukses Makmur Tbk PT	537,800	307,010
Mowi ASA	5,998	155,764
Nestle Malaysia Bhd	3,301	118,628
NH Foods Ltd.	15,500	643,248
PPB Group Bhd	49,749	229,134
QL Resources Bhd	79,533	158,074
Toyo Suisan Kaisha Ltd.	16,900	720,009
WH Group Ltd.	992,000	1,024,872	(d)
Yihai International Holding Ltd.	55,346	324,612
		5,443,076
Personal Products – 0.4%
Colgate-Palmolive India Ltd.	7,996	163,879
Dabur India Ltd.	9,402	60,381
L’Oreal S.A.	26,423	7,830,188
Marico Ltd.	54,453	260,600
		8,315,048
Pharmaceuticals – 0.6%
China Medical System Holdings Ltd.	167,000	240,476
CSPC Pharmaceutical Group Ltd.	116,000	276,609
Kalbe Farma Tbk PT	2,583,870	301,521
Novo Nordisk A/S, Class B	55,005	3,194,785
Orion Oyj, Class B	19,883	921,091
Roche Holding AG	21,820	7,075,417
Sino Biopharmaceutical Ltd.	274,000	383,300
		12,393,199
Precious Metals & Minerals – 0.0% *
Impala Platinum Holdings Ltd.	22,648	232,448	(a)
Property & Casualty Insurance – 0.3%
Admiral Group PLC	35,844	1,096,414
Direct Line Insurance Group PLC	260,617	1,078,914
Intact Financial Corp.	26,415	2,860,377
Samsung Fire & Marine Insurance Company Ltd.	3,772	794,226
Tryg A/S	19,489	578,200
		6,408,131
Publishing – 0.0% *
Singapore Press Holdings Ltd.	286,007	463,686
Railroads – 0.1%
BTS Group Holdings PCL NVDR	277,200	122,156
MTR Corporation Ltd.	161,000	951,520
		1,073,676
Real Estate Development – 0.1%
China Aoyuan Group Ltd.	68,000	110,834
China Overseas Land & Investment Ltd.	64,026	249,389
China Resources Land Ltd.	92,074	458,491
China Vanke Company Ltd., Class H	7,276	31,049
Land & Houses PCL NVDR	393,703	128,808
Longfor Group Holdings Ltd.	195,576	916,159	(d)
Shimao Property Holdings Ltd.	130,801	506,968

	Number of Shares	Fair Value
Yuexiu Property Company Ltd.	853,354	$197,135
Yuzhou Properties Company Ltd.	212,727	117,123
		2,715,956
Real Estate Operating Companies – 0.1%
Aroundtown S.A.	153,685	1,377,330
Azrieli Group Ltd.	2,545	186,049
Emaar Malls PJSC	52,166	25,989
Multiplan Empreendimentos Imobiliarios S.A.	7,795	64,140
Swire Properties Ltd.	221,827	735,931
Swiss Prime Site AG	1,928	222,795	(a)
		2,612,234
Regional Banks – 0.1%
Bendigo & Adelaide Bank Ltd.	92,283	634,432
Chongqing Rural Commercial Bank Company Ltd., Class H	292,526	149,420
Popular Inc.	18,704	1,098,860
		1,882,712
Reinsurance – 0.6%
China Reinsurance Group Corp., Class H	507,788	83,417
Hannover Rueck SE	11,480	2,220,309
IRB Brasil Resseguros S.A.	48,659	471,143
Muenchener Rueckversicherungs-Gesellschaft AG	26,084	7,700,450
RenaissanceRe Holdings Ltd.	8,550	1,675,971
		12,151,290
Renewable Electricity – 0.1%
Engie Brasil Energia S.A.	25,007	315,797
Meridian Energy Ltd.	243,976	822,992
		1,138,789
Research & Consulting Services – 0.1%
Thomson Reuters Corp.	37,923	2,716,536
Restaurants – 0.0% *
Haidilao International Holding Ltd.	45,000	180,767	(d)
Saudi Airlines Catering Co.	4,922	134,882
		315,649
Retail REITs – 0.3%
CapitaLand Mall Trust	489,353	895,258
First Capital Real Estate Investment Trust	33,204	529,267
Japan Retail Fund Investment Corp.	497	1,066,944
Link REIT	188,309	1,993,826
Mapletree Commercial Trust	383,800	682,171
RioCan Real Estate Investment Trust	28,310	584,211
SmartCentres Real Estate Investment Trust	12,704	305,758
Vicinity Centres	230,167	402,872
		6,460,307
Security & Alarm Services – 0.0% *
S-1 Corp.	2,095	169,745
Securitas AB, Class B	8,342	143,874
		313,619
Semiconductor Equipment – 0.1%
Advantest Corp.	15,100	855,910
Xinyi Solar Holdings Ltd.	394,722	280,142
		1,136,052
Semiconductors – 0.2%
Nanya Technology Corp.	128,000	356,113
Novatek Microelectronics Corp.	71,029	518,910
Phison Electronics Corp.	18,508	210,227
Realtek Semiconductor Corp.	58,908	461,800
SK Hynix Inc.	3,530	287,235	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	136,962	1,512,307
Vanguard International Semiconductor Corp.	52,534	138,971
		3,485,563

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Soft Drinks – 0.0% *
Fraser & Neave Holdings Bhd	16,907	$144,002
Osotspa PCL	92,000	124,392
		268,394
Specialized Finance – 0.0% *
REC Ltd.	68,230	136,789
Specialty Chemicals – 0.2%
Evonik Industries AG	17,015	519,693
Hitachi Chemical Company Ltd.	19,800	833,540
Johnson Matthey PLC	36,673	1,455,534
JSR Corp.	36,600	677,610
		3,486,377
Specialty Stores – 0.0% *
Jarir Marketing Co.	7,203	317,974
JUMBO S.A.	13,333	277,625
		595,599
Steel – 0.2%
Fortescue Metals Group Ltd.	263,782	1,982,199
Hitachi Metals Ltd.	40,600	602,602
Kumba Iron Ore Ltd.	7,891	235,345
Maanshan Iron & Steel Company Ltd., Class H	106,000	42,989
Maruichi Steel Tube Ltd.	10,642	301,609
Severstal PJSC GDR	9,072	137,350
		3,302,094
Systems Software – 0.0% *
Oracle Corporation Japan	7,300	668,369
Technology Distributors – 0.0% *
Synnex Technology International Corp.	163,768	204,867
WPG Holdings Ltd.	185,537	242,002
		446,869
Technology Hardware, Storage & Peripherals – 0.4%
Asustek Computer Inc.	6,561	50,668
Brother Industries Ltd.	7,400	154,639
Canon Inc.	25,200	692,522
Chicony Electronics Company Ltd.	72,353	214,812
Compal Electronics Inc.	512,693	322,389
FUJIFILM Holdings Corp.	68,244	3,284,252
Inventec Corp.	202,628	154,453
Lenovo Group Ltd.	38,019	25,519
Lite-On Technology Corp.	204,920	337,352
Quanta Computer Inc.	331,635	711,350
Samsung Electronics Company Ltd.	26,730	1,289,752
Wistron Corp.	347,607	328,741
		7,566,449
Textiles – 0.0% *
Formosa Taffeta Company Ltd.	103,043	117,559
Tires & Rubber – 0.5%
Bridgestone Corp.	108,200	4,052,211
Cie Generale des Etablissements Michelin SCA	32,535	3,984,389
Hankook Tire & Technology Company Ltd.	989	28,692
Sumitomo Rubber Industries Ltd.	32,600	401,069
The Yokohama Rubber Company Ltd.	22,500	441,201
		8,907,562
Trading Companies & Distributors – 0.4%
AerCap Holdings N.V.	23,366	1,436,308	(a)
BOC Aviation Ltd.	25,511	259,471	(d)
Ferguson PLC	43,610	3,957,408
Marubeni Corp.	296,304	2,210,113
Posco International Corp.	6,045	97,487
		7,960,787
Trucking – 0.0% *
ComfortDelGro Corporation Ltd.	410,564	726,689
Water Utilities – 0.0% *
Aguas Andinas S.A., Class A	320,312	135,886
Guangdong Investment Ltd.	146,057	305,543
		441,429

	Number of Shares	Fair Value
Wireless Telecommunication Services – 0.2%
China Mobile Ltd.	125,100	$1,051,625
Intouch Holdings PCL	274,900	525,411
KDDI Corp.	9,700	290,353
SK Telecom Company Ltd.	683	140,563
Taiwan Mobile Company Ltd.	199,461	745,225
Vodacom Group Ltd.	78,707	648,973
		3,402,150
Total Common Stock (Cost $375,995,926)		412,127,237

Preferred Stock – 0.3%

Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	10,640	657,484
Hyundai Motor Co.	2,799	192,175	(f)
Hyundai Motor Co.	2,834	175,708	(f)
		1,025,367
Commodity Chemicals – 0.0% *
FUCHS PETROLUB SE	13,232	655,905
LG Chem Ltd.	502	75,097
		731,002
Diversified Banks – 0.1%
Bancolombia S.A.	20,582	287,263
Grupo Aval Acciones y Valores S.A.	479,422	213,304
Itausa - Investimentos Itau S.A.	338,664	1,186,212
		1,686,779
Integrated Telecommunication Services – 0.0% *
Telefonica Brasil S.A.	48,007	691,935
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.	45,583	1,789,501
Total Preferred Stock (Cost $5,682,748)		5,924,584

Total Foreign Equity (Cost $381,678,674)		418,051,821

		Principal Amount	Fair Value
Bonds and Notes – 27.4%

U.S. Treasuries – 12.8%
U.S. Treasury Bonds
2.25%	08/15/46 - 08/15/49	$1,300,000	1,265,688
2.38%	11/15/49	300,000	299,953
2.50%	02/15/45 - 05/15/46	2,710,000	2,773,023
2.75%	11/15/42 - 11/15/47	2,000,000	2,147,422
2.88%	05/15/43 - 05/15/49	2,600,000	2,857,125
3.00%	05/15/42 - 02/15/49	7,150,000	8,035,180
3.13%	08/15/44 - 05/15/48	1,500,000	1,719,000
3.38%	05/15/44 - 11/15/48	2,000,000	2,397,968
3.63%	08/15/43 - 02/15/44	1,540,000	1,895,278
3.75%	11/15/43	800,000	1,002,500
4.25%	05/15/39 - 11/15/40	900,000	1,187,734
4.38%	02/15/38 - 05/15/40	1,500,000	2,001,890
4.50%	02/15/36	1,700,000	2,257,547
4.63%	02/15/40	300,000	415,359
5.25%	02/15/29	200,000	255,875
5.50%	08/15/28	200,000	257,469
6.00%	02/15/26	427,000	531,482
6.13%	08/15/29	200,000	274,250
6.38%	08/15/27	200,000	264,625
7.63%	11/15/22 - 02/15/25	500,000	608,336
7.88%	02/15/21	1,000,000	1,068,320
U.S. Treasury Inflation Indexed Bonds
0.63%	02/15/43	1,287,138	1,304,827
0.75%	02/15/42 - 02/15/45	3,609,635	3,755,120
0.88%	02/15/47	1,385,813	1,487,683
1.00%	02/15/46 - 02/15/49	3,507,871	3,884,035
1.38%	02/15/44	1,766,608	2,086,996

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
1.75%	01/15/28	$982,648	$1,104,507
2.00%	01/15/26	648,255	721,115
2.13%	02/15/40 - 02/15/41	1,117,857	1,474,579
2.38%	01/15/25 - 01/15/27	3,835,676	4,328,011
2.50%	01/15/29	1,558,102	1,878,948
3.38%	04/15/32	579,892	797,554
3.63%	04/15/28	604,576	773,954
3.88%	04/15/29	2,347,965	3,136,799
U.S. Treasury Inflation Indexed Notes
0.13%	04/15/21 - 07/15/26	24,697,694	24,751,381
0.25%	01/15/25 - 07/15/29	7,657,453	7,731,749
0.38%	07/15/23 - 07/15/27	12,093,774	12,305,677
0.50%	04/15/24 - 01/15/28	4,191,793	4,287,853
0.63%	07/15/21 - 01/15/26	10,527,142	10,713,755
0.75%	07/15/28	2,547,473	2,681,625
0.88%	01/15/29	2,649,686	2,815,060
1.13%	01/15/21	2,705,582	2,731,824
U.S. Treasury Notes
1.13%	06/30/21 - 09/30/21	3,200,000	3,175,395
1.25%	10/31/21 - 08/31/24	2,500,000	2,465,390
1.38%	01/31/21 - 08/31/26	2,400,000	2,380,938
1.50%	09/30/21 - 08/15/26	6,100,000	6,067,078
1.63%	08/31/22 - 08/15/29	7,840,000	7,770,063
1.75%	11/30/21 - 11/15/29	6,700,000	6,716,282
1.88%	01/31/22 - 07/31/26	12,700,000	12,784,625
2.00%	02/28/21 - 11/15/26	8,194,000	8,289,507
2.13%	01/31/21 - 05/31/26	11,200,000	11,363,188
2.25%	03/31/21 - 11/15/27	9,890,000	10,111,855
2.38%	01/31/23 - 05/15/29	4,900,000	5,058,485
2.50%	02/28/21 - 01/31/25	7,000,000	7,198,164
2.63%	02/28/23 - 02/15/29	7,500,000	7,808,944
2.75%	09/15/21 - 02/15/28	12,400,000	12,946,359
2.88%	10/15/21 - 08/15/28	9,700,000	10,204,539
3.00%	10/31/25	500,000	534,414
3.13%	05/15/21 - 11/15/28	1,900,000	2,050,812
3.63%	02/15/21	700,000	715,258
			245,910,372
Agency Mortgage Backed – 6.9%
Federal Home Loan Banks
1.63%	12/20/21	395,000	395,099
1.88%	07/07/21	925,000	928,672
2.50%	02/13/24	440,000	453,754
3.25%	11/16/28	125,000	136,837
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	637,000	632,114
2.38%	01/13/22	1,100,000	1,116,159
2.50%	01/01/28 - 02/01/32	1,834,897	1,858,537
2.51%	11/25/22	300,000	303,781
3.00%	07/01/30 - 10/01/49	9,547,221	9,810,856
3.50%	03/01/26 - 04/01/48	8,287,866	8,682,775
4.00%	06/01/42 - 03/01/49	4,857,274	5,136,086
4.50%	05/01/42 - 03/01/49	1,307,643	1,383,917
5.00%	06/01/41	1,247,119	1,383,616
5.50%	01/01/38 - 04/01/39	274,468	307,163
6.00%	06/01/37 - 11/01/37	288,114	331,750
6.25%	07/15/32	250,000	359,717
Federal National Mortgage Assoc.
1.75%	07/02/24	225,000	225,252
1.88%	09/24/26	1,000,000	998,370
2.13%	04/24/26	700,000	710,612
2.25%	04/12/22	425,000	431,307
2.50%	09/01/28 - 10/01/31	1,691,743	1,713,090
2.63%	01/11/22	500,000	510,025
3.00%	01/01/28 - 05/01/47	10,638,631	10,946,942
3.50%	01/01/27 - 09/01/48	14,547,812	15,184,028
4.00%	10/01/41 - 11/01/48	9,542,707	10,122,249
4.50%	01/01/27 - 09/01/49	4,463,152	4,812,631
5.00%	12/01/39 - 05/01/41	232,053	255,967
5.50%	12/01/35 - 04/01/38	1,010,064	1,131,460
6.00%	03/01/34 - 08/01/37	1,309,946	1,499,231
6.63%	11/15/30	100,000	142,544
2.50%	TBA	2,100,000	2,103,704	(g)

		Principal Amount	Fair Value
3.00%	TBA	$5,600,000	$5,684,453	(g)
3.50%	TBA	4,100,000	4,221,857	(g)
4.00%	TBA	2,500,000	2,599,950	(g)
4.50%	TBA	350,000	368,487	(g)
Government National Mortgage Assoc.
2.50%	05/20/45	212,500	214,536
3.00%	10/15/42 - 12/20/49	7,120,136	7,363,507
3.50%	03/20/45 - 08/20/49	10,409,840	10,844,619
4.00%	12/20/40 - 06/20/49	5,900,457	6,219,495
4.50%	05/20/40 - 01/20/49	2,650,363	2,808,681
5.00%	08/15/41	1,637,645	1,811,097
3.00%	TBA	1,950,000	2,002,884	(g)
3.50%	TBA	1,950,000	2,009,670	(g)
4.00%	TBA	1,400,000	1,449,042	(g)
4.50%	TBA	1,000,000	1,045,480	(g)
			132,652,003
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
2.75%	01/25/26	300,000	308,284
3.06%	07/25/23	600,000	619,800	(h)
3.18%	11/25/28	302,372	315,715
3.30%	04/25/23	100,000	103,893	(h)
3.39%	03/25/24	200,000	210,059
3.49%	01/25/24	300,000	315,485
3.78%	08/25/28	195,545	210,332
Federal National Mortgage Assoc.
3.08%	06/25/27	261,000	274,799	(h)
3.38%	07/25/28	500,000	534,247	(h)
3.64%	08/25/30	200,000	218,745	(h)
Freddie Mac Multifamily Structured Pass Through Certificates
2.72%	06/25/22	385,000	389,945
			3,501,304
Asset Backed – 0.1%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	171,000	174,832
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	76,903
BA Credit Card Trust
3.10%	12/15/23	200,000	203,720
Capital One Multi-Asset Execution Trust
1.66%	06/17/24	30,000	29,902
2.84%	12/15/24	250,000	255,053
Carmax Auto Owner Trust 2018-4
3.48%	02/15/24	150,000	155,458
Citibank Credit Card Issuance Trust
3.21%	12/07/24	300,000	311,224
Discover Card Execution Note Trust
3.32%	03/15/24	65,000	66,547
3.04%	07/15/24	60,000	61,402
Drive Auto Receivables Trust 2018-2
4.14%	08/15/24	150,000	153,446
GM Financial Automobile Leasing Trust 2019-2
2.67%	03/21/22	25,000	25,180
GM Financial Consumer Automobile Receivables Trust 2019-3
2.18%	04/16/24	100,000	100,455
Nissan Auto Receivables 2018-B Owner Trust
3.06%	03/15/23	115,000	116,577
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	100,363
World Omni Auto Receivables Trust 2018-D
3.33%	04/15/24	50,000	50,822
World Omni Automobile Lease Securitization Trust 2018-B
3.19%	12/15/21	50,000	50,567
			1,932,451
Corporate Notes – 6.6%
3M Co.
3.00%	09/14/21 - 08/07/25	50,000	52,200
3.25%	02/14/24	75,000	78,481
3.38%	03/01/29	50,000	53,189
3.63%	09/14/28	25,000	27,230
4.00%	09/14/48	55,000	60,533

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
Abbott Laboratories
2.55%	03/15/22	$130,000	$132,107
3.75%	11/30/26	57,000	62,305
4.75%	11/30/36	100,000	124,574
4.90%	11/30/46	100,000	131,120
AbbVie Inc.
2.30%	05/14/21	100,000	100,362
2.30%	11/21/22	50,000	50,242	(d)
2.60%	11/21/24	50,000	50,438	(d)
3.20%	11/21/29	105,000	107,152	(d)
3.38%	11/14/21	100,000	102,554
3.75%	11/14/23	35,000	36,853
4.05%	11/21/39	35,000	36,747	(d)
4.25%	11/14/28	15,000	16,630
4.25%	11/21/49	45,000	47,726	(d)
4.30%	05/14/36	100,000	109,861
4.40%	11/06/42	150,000	162,430
4.50%	05/14/35	70,000	78,699
4.70%	05/14/45	150,000	167,379
4.88%	11/14/48	25,000	28,841
Adobe Inc.
3.25%	02/01/25	70,000	73,933
Advocate Health & Hospitals Corp.
3.39%	10/15/49	25,000	25,016
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%	10/01/25	100,000	107,745
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	100,000	103,316
4.45%	04/03/26	150,000	160,980
Aetna Inc.
2.75%	11/15/22	50,000	50,807
Aflac Inc.
3.63%	11/15/24	150,000	160,407
African Development Bank
2.13%	11/16/22	100,000	101,227
3.00%	09/20/23	150,000	157,012
Agilent Technologies Inc.
2.75%	09/15/29	25,000	24,866
Air Lease Corp.
3.88%	04/01/21 - 07/03/23	150,000	154,515
4.25%	02/01/24	100,000	107,012
Aircastle Ltd.
4.13%	05/01/24	20,000	21,025
5.00%	04/01/23	20,000	21,369
5.13%	03/15/21	20,000	20,664
5.50%	02/15/22	20,000	21,255
Alabama Power Co.
3.45%	10/01/49	50,000	51,229
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	105,399
4.00%	02/01/50	25,000	27,448
4.70%	07/01/30	15,000	17,247
Alibaba Group Holding Ltd.
3.13%	11/28/21	100,000	101,844
4.00%	12/06/37	100,000	107,176
4.20%	12/06/47	60,000	67,028
Allegion PLC
3.50%	10/01/29	15,000	15,337
Allergan Finance LLC
3.25%	10/01/22	50,000	51,129
Allergan Funding SCS
4.75%	03/15/45	100,000	108,811
Alphabet Inc.
3.38%	02/25/24	125,000	132,975
Altria Group Inc.
2.63%	09/16/26	100,000	98,930
3.80%	02/14/24	20,000	21,052
4.25%	08/09/42	113,000	111,813
4.80%	02/14/29	40,000	44,532
5.38%	01/31/44	70,000	78,953
5.80%	02/14/39	15,000	17,623
5.95%	02/14/49	40,000	48,453

		Principal Amount	Fair Value
6.20%	02/14/59	$15,000	$17,940
Amazon.com Inc.
3.15%	08/22/27	100,000	105,905
3.88%	08/22/37	100,000	113,522
4.25%	08/22/57	100,000	121,244
4.80%	12/05/34	150,000	188,589
America Movil SAB de C.V.
3.13%	07/16/22	150,000	153,654
6.13%	03/30/40	100,000	134,347
American Airlines 2019-1 Class AA Pass Through Trust
3.15%	02/15/32	75,000	76,800
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	31,589
American Electric Power Company Inc.
3.20%	11/13/27	100,000	103,006
American Express Co.
2.75%	05/20/22	100,000	101,806
3.00%	02/22/21 - 10/30/24	165,000	169,176
3.38%	05/17/21	50,000	50,951
3.40%	02/27/23	100,000	103,775
3.63%	12/05/24	150,000	158,989
3.70%	11/05/21	25,000	25,766
American Financial Group Inc.
3.50%	08/15/26	65,000	67,049
American Homes 4 Rent LP
4.90%	02/15/29	100,000	111,942
American Honda Finance Corp.
1.95%	05/20/22	15,000	15,040
2.40%	06/27/24	25,000	25,313
2.60%	11/16/22	100,000	102,157
3.38%	12/10/21	100,000	102,918
American International Group Inc.
4.25%	03/15/29	100,000	111,326
4.50%	07/16/44	150,000	172,990
4.88%	06/01/22	100,000	106,767
American Tower Corp.
3.50%	01/31/23	150,000	155,442
3.95%	03/15/29	100,000	107,735
Ameriprise Financial Inc.
3.00%	03/22/22	15,000	15,337
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	104,356
Amgen Inc.
3.20%	11/02/27	100,000	105,264
4.56%	06/15/48	150,000	174,658
4.66%	06/15/51	105,000	123,611
Amphenol Corp.
2.80%	02/15/30	50,000	49,668
4.35%	06/01/29	25,000	27,993
Analog Devices Inc.
2.50%	12/05/21	100,000	100,821
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	150,000	173,553
4.90%	02/01/46	120,000	142,760
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	155,000	170,399
4.38%	04/15/38	215,000	241,892
4.60%	04/15/48	135,000	153,951
4.75%	01/23/29 - 04/15/58	105,000	122,230
5.45%	01/23/39	35,000	44,006
5.55%	01/23/49	165,000	214,383
5.80%	01/23/59	25,000	34,179
Anthem Inc.
3.30%	01/15/23	100,000	103,435
3.70%	08/15/21 - 09/15/49	237,000	239,865
4.38%	12/01/47	65,000	71,383
4.65%	01/15/43	100,000	113,114
Aon Corp.
3.75%	05/02/29	25,000	26,763
4.50%	12/15/28	100,000	112,741
Apache Corp.
4.38%	10/15/28	25,000	26,151

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
5.10%	09/01/40	$150,000	$152,574
5.35%	07/01/49	50,000	52,308
Apple Inc.
2.25%	02/23/21	100,000	100,567
2.40%	01/13/23	50,000	50,766
2.50%	02/09/22	150,000	152,304
2.75%	01/13/25	50,000	51,673
3.00%	11/13/27	100,000	104,981
3.25%	02/23/26	160,000	169,346
3.75%	11/13/47	50,000	55,762
4.38%	05/13/45	165,000	199,678
4.50%	02/23/36	150,000	183,057
4.65%	02/23/46	185,000	232,229
Applied Materials Inc.
3.90%	10/01/25	160,000	174,646
Aptiv Corp.
4.15%	03/15/24	150,000	159,331
ArcelorMittal S.A.
4.55%	03/11/26	100,000	106,490
6.13%	06/01/25	20,000	23,008
6.25%	02/25/22	25,000	26,957
7.00%	10/15/39	28,000	34,180
Arch Capital Finance LLC
4.01%	12/15/26	100,000	110,401
5.03%	12/15/46	100,000	124,880
Archer-Daniels-Midland Co.
4.02%	04/16/43	120,000	133,865
Ares Capital Corp.
4.20%	06/10/24	65,000	68,378
Arizona Public Service Co.
4.25%	03/01/49	25,000	28,250
Arrow Electronics Inc.
4.00%	04/01/25	40,000	41,898
Ascension Health
3.95%	11/15/46	125,000	140,072
Asian Development Bank
1.75%	09/19/29	50,000	48,933
1.88%	07/19/22	200,000	201,058
2.13%	03/19/25	200,000	203,446
2.25%	01/20/21	200,000	201,208
2.63%	01/30/24	200,000	206,930
2.75%	03/17/23	295,000	304,835
3.13%	09/26/28	25,000	27,356
Assurant Inc.
4.90%	03/27/28	50,000	54,843
AstraZeneca PLC
3.50%	08/17/23	25,000	26,172
4.00%	01/17/29	20,000	22,221
4.38%	08/17/48	20,000	23,745
6.45%	09/15/37	150,000	212,212
AT&T Inc.
2.80%	02/17/21	100,000	100,889
3.40%	05/15/25	100,000	104,869
3.60%	07/15/25	100,000	105,823
4.10%	02/15/28	106,000	115,316
4.30%	02/15/30	20,000	22,220
4.35%	06/15/45	150,000	161,965
4.50%	05/15/35 - 03/09/48	145,000	161,141
4.75%	05/15/46	150,000	169,620
4.85%	03/01/39	150,000	173,284
5.15%	03/15/42	150,000	176,211
5.55%	08/15/41	154,000	189,400
6.10%	07/15/40	150,000	191,281
6.25%	03/29/41	100,000	130,237
Atmos Energy Corp.
4.30%	10/01/48	100,000	117,633
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	150,000	161,710
AutoNation Inc.
3.80%	11/15/27	50,000	50,642
AutoZone Inc.
3.75%	04/18/29	100,000	107,219

		Principal Amount	Fair Value
AvalonBay Communities Inc.
3.20%	01/15/28	$40,000	$41,736
3.45%	06/01/25	115,000	121,618
Avangrid Inc.
3.80%	06/01/29	50,000	53,052
AXA S.A.
8.60%	12/15/30	100,000	145,805
Baidu Inc.
4.38%	03/29/28	100,000	108,383
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	51,012
3.34%	12/15/27	50,000	52,169
4.08%	12/15/47	50,000	51,401
Banco Santander S.A.
3.13%	02/23/23	100,000	101,994
3.80%	02/23/28	100,000	105,333
4.25%	04/11/27	100,000	107,752
Bank of America Corp.
3.50%	04/19/26	145,000	154,268
3.88%	08/01/25	150,000	161,476
3.95%	04/21/25	155,000	165,338
4.00%	04/01/24	150,000	160,633
4.18%	11/25/27	100,000	108,564
6.11%	01/29/37	100,000	135,119
Bank of America Corp. (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)
2.46%	10/22/25	100,000	100,620	(h)
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88%	10/22/30	100,000	101,130	(h)
Bank of America Corp. (3.00% fixed rate until 12/20/22; 0.79% + 3 month USD LIBOR thereafter)
3.00%	12/20/23	100,000	102,329	(h)
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19%	07/23/30	50,000	51,773	(h)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	107,000	112,381	(h)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	100,000	104,429	(h)
Bank of America Corp. (3.50% fixed rate until 05/17/21; 0.63% + 3 month USD LIBOR thereafter)
3.50%	05/17/22	100,000	101,992	(h)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	103,799	(h)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	100,000	105,700	(h)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	100,000	113,931	(h)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	108,889	(h)
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08%	04/23/40	150,000	170,527	(h)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	150,000	173,406	(h)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	100,000	120,131	(h)
Bank of Montreal
2.05%	11/01/22	20,000	20,075
2.90%	03/26/22	50,000	50,983
3.10%	04/13/21	90,000	91,465
3.30%	02/05/24	100,000	104,235

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
Barclays PLC
3.65%	03/16/25	$150,000	$156,870
Barclays PLC (4.61% fixed rate until 02/15/22; 1.40% + 3 month USD LIBOR thereafter)
4.61%	02/15/23	200,000	209,006	(h)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	112,827	(h)
BAT Capital Corp.
2.76%	08/15/22	100,000	101,493
3.56%	08/15/27	100,000	102,210
Baxalta Inc.
4.00%	06/23/25	30,000	32,342
Baxter International Inc.
2.60%	08/15/26	130,000	130,976
BBVA USA
3.88%	04/10/25	150,000	157,347
Becton Dickinson and Co.
3.70%	06/06/27	66,000	70,253
3.73%	12/15/24	50,000	53,103
Bell Canada Inc.
4.30%	07/29/49	30,000	34,057
Berkshire Hathaway Energy Co.
4.45%	01/15/49	100,000	118,752
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	100,000	102,819
4.20%	08/15/48	100,000	118,003
4.25%	01/15/49	100,000	118,970
Best Buy Company Inc.
4.45%	10/01/28	25,000	27,424
Biogen Inc.
4.05%	09/15/25	80,000	87,048
5.20%	09/15/45	150,000	181,011
Black Hills Corp.
3.88%	10/15/49	25,000	24,953
4.35%	05/01/33	30,000	33,007
BlackRock Inc.
3.25%	04/30/29	60,000	64,400
Boardwalk Pipelines LP
4.80%	05/03/29	20,000	21,304
Boeing Co.
3.10%	05/01/26	100,000	103,257
Booking Holdings Inc.
3.55%	03/15/28	100,000	106,637
Boston Properties LP
3.40%	06/21/29	50,000	52,384
3.85%	02/01/23	150,000	157,287
Boston Scientific Corp.
4.55%	03/01/39	50,000	58,734
BP Capital Markets America Inc.
3.41%	02/11/26	50,000	53,240
3.94%	09/21/28	100,000	110,549
4.23%	11/06/28	50,000	56,571
4.74%	03/11/21	100,000	103,443
BP Capital Markets PLC
2.50%	11/06/22	100,000	101,887
3.06%	03/17/22	110,000	112,852
BPCE S.A.
4.00%	04/15/24	150,000	160,867
Brandywine Operating Partnership LP
4.55%	10/01/29	25,000	27,243
Bristol-Myers Squibb Co.
2.00%	08/01/22	50,000	50,346
2.60%	05/16/22	50,000	50,830	(d)
2.75%	02/15/23	50,000	51,040	(d)
2.90%	07/26/24	55,000	56,766	(d)
3.40%	07/26/29	55,000	58,917	(d)
3.45%	11/15/27	50,000	53,350	(d)
4.13%	06/15/39	15,000	17,293	(d)
4.25%	10/26/49	40,000	47,529	(d)
4.35%	11/15/47	50,000	59,380	(d)
5.00%	08/15/45	150,000	192,300	(d)

		Principal Amount	Fair Value
5.25%	08/15/43	$120,000	$153,533	(d)
British Telecommunications PLC
9.63%	12/15/30	50,000	76,862
Brixmor Operating Partnership LP
4.13%	05/15/29	50,000	53,728
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	100,000	100,579
3.00%	01/15/22	100,000	101,493
Broadcom Inc.
3.13%	10/15/22	15,000	15,300	(d)
4.75%	04/15/29	100,000	109,351	(d)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	83,512
Brookfield Finance Inc.
3.90%	01/25/28	100,000	107,651
Brown & Brown Inc.
4.50%	03/15/29	100,000	110,181
Brown-Forman Corp.
4.00%	04/15/38	30,000	33,589
Bunge Limited Finance Corp.
4.35%	03/15/24	50,000	52,638
Burlington Northern Santa Fe LLC
3.55%	02/15/50	100,000	104,819
5.75%	05/01/40	200,000	269,606
California Institute of Technology
3.65%	09/01/19	20,000	19,456
Camden Property Trust
3.35%	11/01/49	10,000	10,003
4.10%	10/15/28	10,000	11,148
Campbell Soup Co.
3.65%	03/15/23	50,000	52,084
4.15%	03/15/28	50,000	54,233
4.80%	03/15/48	20,000	23,202
Canadian Imperial Bank of Commerce
2.70%	02/02/21	40,000	40,335
Canadian National Railway Co.
2.95%	11/21/24	155,000	160,130
Canadian Natural Resources Ltd.
3.80%	04/15/24	150,000	158,539
3.85%	06/01/27	100,000	106,638
3.90%	02/01/25	50,000	53,417
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	154,102
Capital One Financial Corp.
3.75%	07/28/26 - 03/09/27	230,000	243,682
3.90%	01/29/24	125,000	132,699
4.20%	10/29/25	90,000	97,128
Cardinal Health Inc.
3.20%	03/15/23	150,000	153,874
Caterpillar Financial Services Corp.
2.55%	11/29/22	50,000	50,983
2.90%	03/15/21	100,000	101,216
3.15%	09/07/21	15,000	15,327
3.25%	12/01/24	100,000	105,630
Caterpillar Inc.
3.80%	08/15/42	100,000	111,661
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	101,063
Cenovus Energy Inc.
3.00%	08/15/22	35,000	35,467
4.25%	04/15/27	100,000	105,846
CenterPoint Energy Houston Electric LLC
4.25%	02/01/49	110,000	128,973
4.50%	04/01/44	50,000	59,622
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	100,000	105,116
4.80%	03/01/50	95,000	100,187
4.91%	07/23/25	135,000	148,794
6.48%	10/23/45	150,000	186,783
Cheniere Corpus Christi Holdings LLC
3.70%	11/15/29	45,000	46,031	(d)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
Chevron Corp.
2.10%	05/16/21	$100,000	$100,501
2.41%	03/03/22	45,000	45,612
2.90%	03/03/24	150,000	155,496
2.95%	05/16/26	100,000	104,569
Choice Hotels International Inc.
3.70%	12/01/29	25,000	25,190
Chubb INA Holdings Inc.
2.70%	03/13/23	150,000	153,004
4.35%	11/03/45	100,000	121,470
Cigna Corp.
3.40%	09/17/21	140,000	143,294
3.75%	07/15/23	55,000	57,737
4.38%	10/15/28	40,000	44,388
4.80%	08/15/38	30,000	34,976
4.90%	12/15/48	130,000	155,427
Cimarex Energy Co.
4.38%	03/15/29	150,000	158,577
Cintas Corporation No. 2
3.70%	04/01/27	100,000	108,636
Cisco Systems Inc.
2.20%	02/28/21	100,000	100,510
2.90%	03/04/21	125,000	126,622
5.90%	02/15/39	200,000	280,680
Citibank NA
2.85%	02/12/21	150,000	151,486
3.40%	07/23/21	100,000	102,133
3.65%	01/23/24	100,000	105,857
Citigroup Inc.
2.70%	10/27/22	100,000	101,654
2.90%	12/08/21	100,000	101,606
3.88%	03/26/25	150,000	158,820
4.30%	11/20/26	100,000	108,833
4.45%	09/29/27	150,000	165,298
4.75%	05/18/46	50,000	59,916
5.88%	01/30/42	172,000	242,044
6.13%	08/25/36	155,000	203,797
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	50,000	50,770	(h)
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35%	04/24/25	100,000	104,072	(h)
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	105,409	(h)
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98%	03/20/30	100,000	109,289	(h)
CME Group Inc.
3.00%	03/15/25	150,000	156,055
CNH Industrial Capital LLC
3.88%	10/15/21	15,000	15,408
4.38%	04/05/22	15,000	15,667
4.88%	04/01/21	15,000	15,484
CNH Industrial N.V.
3.85%	11/15/27	15,000	15,634
Colgate-Palmolive Co.
3.25%	03/15/24	150,000	158,526
Comcast Corp.
2.65%	02/01/30	35,000	35,164
3.15%	02/15/28	100,000	104,874
3.25%	11/01/39	50,000	50,754
3.38%	08/15/25	100,000	106,089
3.45%	10/01/21 - 02/01/50	175,000	179,777
3.55%	05/01/28	100,000	107,735
3.70%	04/15/24	55,000	58,661
3.90%	03/01/38	100,000	110,863
3.95%	10/15/25	100,000	109,123
3.97%	11/01/47	100,000	110,196
4.00%	03/01/48	50,000	55,403
4.15%	10/15/28	45,000	50,663
4.25%	01/15/33	100,000	115,641
4.60%	10/15/38	230,000	274,312

		Principal Amount	Fair Value
4.70%	10/15/48	$40,000	$49,354
Comerica Inc.
3.70%	07/31/23	25,000	26,309
4.00%	02/01/29	50,000	54,614
CommonSpirit Health
4.19%	10/01/49	100,000	100,533
Commonwealth Edison Co.
4.00%	03/01/49	100,000	112,077
4.60%	08/15/43	150,000	178,785
Conagra Brands Inc.
3.80%	10/22/21	10,000	10,315
4.30%	05/01/24	5,000	5,381
4.85%	11/01/28	25,000	28,649
5.30%	11/01/38	110,000	130,626
5.40%	11/01/48	20,000	24,466
Concho Resources Inc.
4.30%	08/15/28	25,000	27,253
4.85%	08/15/48	25,000	28,961
ConocoPhillips
6.50%	02/01/39	100,000	145,595
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	108,789
3.95%	03/01/43	150,000	162,583
4.00%	12/01/28	25,000	27,807
4.13%	05/15/49	50,000	56,930
Constellation Brands Inc.
3.50%	05/09/27	100,000	104,434
4.75%	11/15/24	100,000	110,561
5.25%	11/15/48	15,000	18,295
Consumers Energy Co.
3.75%	02/15/50	100,000	110,049
4.05%	05/15/48	50,000	57,599
Continental Resources Inc.
3.80%	06/01/24	35,000	36,210
4.38%	01/15/28	35,000	37,231
4.50%	04/15/23	50,000	52,394
4.90%	06/01/44	25,000	26,594
5.00%	09/15/22	38,000	38,292
Cooperatieve Rabobank UA
2.50%	01/19/21	150,000	150,946
2.75%	01/10/22	100,000	101,595
3.95%	11/09/22	100,000	104,523
4.63%	12/01/23	150,000	162,637
Corning Inc.
2.90%	05/15/22	55,000	56,122
3.90%	11/15/49	50,000	50,745
Corporation Andina de Fomento
2.13%	09/27/21	150,000	149,677
Costco Wholesale Corp.
2.15%	05/18/21	100,000	100,534
2.25%	02/15/22	85,000	85,914
3.00%	05/18/27	100,000	105,588
Council Of Europe Development Bank
2.63%	02/13/23	120,000	123,434
Credit Suisse AG
3.63%	09/09/24	150,000	159,370
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	150,000	189,439
Crown Castle International Corp.
3.15%	07/15/23	155,000	159,329
3.80%	02/15/28	100,000	106,656
5.20%	02/15/49	50,000	61,769
CSX Corp.
2.60%	11/01/26	100,000	101,637
4.10%	03/15/44	68,000	74,407
4.50%	03/15/49	95,000	111,254
4.75%	11/15/48	65,000	78,616
CubeSmart LP
4.38%	02/15/29	15,000	16,455
CVS Health Corp.
2.63%	08/15/24	200,000	202,122
2.75%	12/01/22	150,000	152,445

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
3.35%	03/09/21	$204,000	$207,248
3.38%	08/12/24	150,000	156,225
3.70%	03/09/23	115,000	119,736
4.10%	03/25/25	150,000	161,316
4.30%	03/25/28	110,000	120,348
4.78%	03/25/38	145,000	164,977
5.05%	03/25/48	115,000	136,419
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24	25,000	25,122
3.45%	11/15/29	30,000	30,138
Darden Restaurants Inc.
4.55%	02/15/48	15,000	15,234
Deere & Co.
3.90%	06/09/42	71,000	80,028
Dell International LLC/EMC Corp.
5.30%	10/01/29	100,000	112,596	(d)
6.02%	06/15/26	90,000	103,909	(d)
8.10%	07/15/36	100,000	131,358	(d)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	112,259
Delta Air Lines Inc.
3.40%	04/19/21	100,000	101,338
3.80%	04/19/23	30,000	31,139
4.38%	04/19/28	50,000	52,742
Deutsche Bank AG
3.30%	11/16/22	100,000	101,032
3.38%	05/12/21	150,000	151,318
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96%	11/26/25	150,000	153,043	(h)
Deutsche Telekom International Finance BV
8.75%	06/15/30	150,000	219,979
Devon Energy Corp.
5.00%	06/15/45	100,000	116,784
DH Europe Finance II Sarl
3.40%	11/15/49	100,000	102,517
Diageo Investment Corp.
2.88%	05/11/22	150,000	153,180
Diamondback Energy Inc.
2.88%	12/01/24	30,000	30,350
3.25%	12/01/26	20,000	20,231
3.50%	12/01/29	50,000	50,919
Digital Realty Trust LP
4.45%	07/15/28	150,000	165,931
Discover Bank
4.20%	08/08/23	150,000	159,526
Discover Financial Services
4.50%	01/30/26	100,000	109,297
Discovery Communications LLC
3.25%	04/01/23	175,000	179,800
3.45%	03/15/25	135,000	140,895
3.90%	11/15/24	150,000	159,097
Dollar General Corp.
4.13%	05/01/28	70,000	77,066
Dollar Tree Inc.
3.70%	05/15/23	20,000	20,844
4.00%	05/15/25	50,000	53,465
4.20%	05/15/28	25,000	26,854
Dominion Energy Inc.
4.25%	06/01/28	50,000	55,350
Dominion Energy South Carolina Inc.
5.10%	06/01/65	50,000	65,030
DTE Electric Co.
3.70%	03/15/45	45,000	48,684
DTE Energy Co.
3.85%	12/01/23	50,000	52,462
Duke Energy Carolinas LLC
3.05%	03/15/23	50,000	51,589
3.70%	12/01/47	50,000	53,860
3.95%	03/15/48	50,000	55,886
Duke Energy Corp.
3.05%	08/15/22	139,000	142,232

		Principal Amount	Fair Value
Duke Energy Florida LLC
2.50%	12/01/29	$50,000	$49,884
3.20%	01/15/27	100,000	104,571
3.40%	10/01/46	100,000	101,299
3.80%	07/15/28	50,000	54,815
Duke Energy Ohio Inc.
3.65%	02/01/29	100,000	108,946
4.30%	02/01/49	100,000	117,179
Duke Energy Progress LLC
3.70%	09/01/28	100,000	109,170
Duke Realty LP
3.38%	12/15/27	50,000	52,190
DuPont de Nemours Inc.
4.21%	11/15/23	50,000	53,477
4.73%	11/15/28	50,000	56,761
5.32%	11/15/38	15,000	17,881
5.42%	11/15/48	40,000	49,284
Eaton Vance Corp.
3.50%	04/06/27	100,000	105,265
eBay Inc.
3.80%	03/09/22	145,000	149,931
Ecolab Inc.
2.38%	08/10/22	100,000	101,023
3.25%	12/01/27	70,000	73,768
Ecopetrol S.A.
4.13%	01/16/25	150,000	158,008
Edison International
4.13%	03/15/28	50,000	51,632
Eli Lilly & Co.
2.75%	06/01/25	22,000	22,679
3.38%	03/15/29	30,000	32,385
3.95%	03/15/49	50,000	57,801
4.15%	03/15/59	50,000	58,893
Emera US Finance LP
3.55%	06/15/26	60,000	62,403
Emerson Electric Co.
2.63%	02/15/23	100,000	102,213
Enable Midstream Partners LP
4.95%	05/15/28	60,000	60,810
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	146,017
Enbridge Inc.
3.50%	06/10/24	65,000	68,002
Enel Chile S.A.
4.88%	06/12/28	50,000	55,619
Energy Transfer Operating LP
4.20%	09/15/23	25,000	26,268
4.50%	04/15/24	135,000	143,693
4.95%	06/15/28	75,000	82,271
5.25%	04/15/29	25,000	28,120
6.00%	06/15/48	50,000	58,329
6.25%	04/15/49	125,000	151,539
6.50%	02/01/42	150,000	178,363
Entergy Louisiana LLC
4.05%	09/01/23	50,000	53,234
Entergy Texas Inc.
4.00%	03/30/29	100,000	110,079
4.50%	03/30/39	100,000	115,421
Enterprise Products Operating LLC
2.80%	02/15/21	50,000	50,491
3.50%	02/01/22	25,000	25,768
3.70%	02/15/26	35,000	37,281
3.90%	02/15/24	75,000	79,684
4.15%	10/16/28	25,000	27,637
4.20%	01/31/50	35,000	37,783
4.25%	02/15/48	25,000	27,119
4.45%	02/15/43	142,000	156,108
4.80%	02/01/49	25,000	29,462
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	49,658	(h)
EOG Resources Inc.
3.15%	04/01/25	80,000	83,942

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
EPR Properties
4.95%	04/15/28	$100,000	$109,451
EQT Corp.
3.90%	10/01/27	150,000	139,572
Equifax Inc.
2.60%	12/01/24	50,000	50,245
Equinix Inc.
2.63%	11/18/24	65,000	65,268
5.38%	05/15/27	30,000	32,562
5.88%	01/15/26	35,000	37,223
Equinor ASA
2.45%	01/17/23	250,000	253,962
3.95%	05/15/43	100,000	111,433
ERP Operating LP
3.00%	04/15/23	150,000	155,283
Essex Portfolio LP
3.63%	05/01/27	100,000	105,646
European Bank for Reconstruction & Development
2.75%	04/26/21	450,000	456,102
European Investment Bank
2.00%	12/15/22	200,000	201,930
2.25%	06/24/24	250,000	255,435
2.38%	05/13/21	250,000	252,425
2.63%	03/15/24	285,000	295,186
2.88%	12/15/21	115,000	117,712
3.13%	12/14/23	200,000	210,918
Evergy Inc.
4.85%	06/01/21	104,000	107,272
Evergy Metro Inc.
4.20%	06/15/47	100,000	115,355
Eversource Energy
2.90%	10/01/24	100,000	102,226
3.15%	01/15/25	125,000	128,972
Expedia Group Inc.
3.25%	02/15/30	35,000	33,767	(d)
Exxon Mobil Corp.
1.90%	08/16/22	20,000	20,122
2.02%	08/16/24	50,000	50,169
2.22%	03/01/21	100,000	100,595
2.44%	08/16/29	50,000	50,292
2.71%	03/06/25	150,000	155,010
3.04%	03/01/26	50,000	52,454
3.10%	08/16/49	25,000	24,965
3.18%	03/15/24	150,000	157,257
Federal Realty Investment Trust
3.20%	06/15/29	50,000	51,818
FedEx Corp.
3.40%	02/15/28	100,000	102,118
4.05%	02/15/48	100,000	96,048
4.75%	11/15/45	95,000	100,836
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	51,748
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	27,227
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	89,494
Fifth Third Bancorp
3.65%	01/25/24	100,000	105,499
Fifth Third Bank
2.88%	10/01/21	80,000	81,176
FirstEnergy Corp.
4.25%	03/15/23	30,000	31,628
7.38%	11/15/31	55,000	77,559
Fiserv Inc.
3.50%	07/01/29	45,000	47,370
3.80%	10/01/23	25,000	26,409
4.20%	10/01/28	30,000	33,182
4.40%	07/01/49	40,000	45,495
Flex Ltd.
4.88%	06/15/29	25,000	27,063
Florida Power & Light Co.
3.15%	10/01/49	55,000	55,400

		Principal Amount	Fair Value
4.13%	02/01/42	$100,000	$114,401
Fluor Corp.
4.25%	09/15/28	50,000	50,794
FMC Corp.
3.45%	10/01/29	50,000	51,759
FMS Wertmanagement
2.00%	08/01/22	200,000	201,638
2.75%	01/30/24	100,000	103,839
Ford Motor Co.
4.35%	12/08/26	100,000	102,996
4.75%	01/15/43	150,000	133,371
Ford Motor Credit Company LLC
3.34%	03/18/21	100,000	100,699
3.35%	11/01/22	100,000	101,127
3.81%	10/12/21	100,000	101,730
5.11%	05/03/29	100,000	103,074
5.60%	01/07/22	100,000	105,274
Fortune Brands Home & Security Inc.
3.25%	09/15/29	50,000	51,077
Fox Corp.
4.03%	01/25/24	125,000	133,169	(d)
FS KKR Capital Corp.
4.13%	02/01/25	25,000	25,384
GATX Corp.
3.50%	03/15/28	100,000	102,087
GE Capital International Funding Company Unlimited Co.
4.42%	11/15/35	100,000	106,784
General Dynamics Corp.
3.00%	05/11/21	50,000	50,800
3.38%	05/15/23	50,000	52,233
3.75%	05/15/28	55,000	60,574
General Electric Co.
2.70%	10/09/22	100,000	101,308
5.88%	01/14/38	100,000	120,949
6.75%	03/15/32	100,000	128,364
General Mills Inc.
3.20%	04/16/21	100,000	101,640
3.65%	02/15/24	50,000	52,588
4.55%	04/17/38	100,000	115,930
General Motors Financial Company Inc.
3.25%	01/05/23	50,000	51,103
3.45%	01/14/22	100,000	102,205
3.55%	04/09/21	100,000	101,665
3.70%	05/09/23	100,000	103,227
4.20%	03/01/21	100,000	102,111
4.35%	01/17/27	100,000	104,774
4.38%	09/25/21	100,000	103,561
5.25%	03/01/26	155,000	171,952
Georgia Power Co.
2.20%	09/15/24	100,000	99,948
2.65%	09/15/29	100,000	98,679
4.30%	03/15/42	172,000	188,859
Georgia-Pacific LLC
8.88%	05/15/31	50,000	77,934
Gilead Sciences Inc.
3.70%	04/01/24	150,000	159,241
4.80%	04/01/44	150,000	181,194
GlaxoSmithKline Capital Inc.
3.63%	05/15/25	55,000	58,940
3.88%	05/15/28	100,000	110,424
GlaxoSmithKline Capital PLC
3.13%	05/14/21	70,000	71,203
Global Payments Inc.
4.45%	06/01/28	100,000	110,350
Globe Life Inc.
4.55%	09/15/28	25,000	27,875
GLP Capital LP/GLP Financing II Inc.
5.25%	06/01/25	10,000	10,988
5.38%	11/01/23 - 04/15/26	30,000	33,041
5.75%	06/01/28	10,000	11,360
Halliburton Co.
3.50%	08/01/23	100,000	104,080

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
5.00%	11/15/45	$150,000	$171,168
Hasbro Inc.
3.00%	11/19/24	50,000	50,256
HCA Inc.
4.50%	02/15/27	30,000	32,411
4.75%	05/01/23	30,000	32,135
5.00%	03/15/24	50,000	54,681
5.25%	04/15/25 - 06/15/26	70,000	78,457
5.50%	06/15/47	35,000	40,371
Healthcare Trust of America Holdings LP
3.50%	08/01/26	30,000	31,397
Healthpeak Properties Inc.
3.00%	01/15/30	50,000	50,040
3.25%	07/15/26	100,000	103,720
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	51,192
6.35%	10/15/45	150,000	181,308
Highwoods Realty LP
4.20%	04/15/29	25,000	26,914
Honeywell International Inc.
2.70%	08/15/29	30,000	30,763
3.35%	12/01/23	50,000	52,655
5.38%	03/01/41	200,000	267,310
Host Hotels & Resorts LP
3.38%	12/15/29	100,000	100,925
HP Inc.
6.00%	09/15/41	162,000	179,580
HSBC Holdings PLC
2.65%	01/05/22	100,000	101,158
3.40%	03/08/21	100,000	101,627
3.90%	05/25/26	150,000	159,948
5.10%	04/05/21	100,000	103,688
HSBC Holdings PLC (2.63% fixed rate until 11/07/24; 1.14% + 3 month USD LIBOR thereafter)
2.63%	11/07/25	100,000	100,162	(h)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	100,000	105,001	(h)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	105,073	(h)
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97%	05/22/30	100,000	107,764	(h)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	100,000	108,249	(h)
Hubbell Inc.
3.50%	02/15/28	50,000	51,589
Hudson Pacific Properties LP
4.65%	04/01/29	25,000	27,487
Humana Inc.
2.90%	12/15/22	100,000	101,977
Huntington Bancshares Inc.
3.15%	03/14/21	150,000	151,980
Huntsman International LLC
4.50%	05/01/29	20,000	21,304
Husky Energy Inc.
4.00%	04/15/24	100,000	105,601
IBM Credit LLC
2.65%	02/05/21	100,000	100,913
3.60%	11/30/21	100,000	103,347
IHS Markit Ltd.
4.25%	05/01/29	85,000	91,696
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	102,969
3.50%	03/01/24	50,000	52,954
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	27,189
ING Groep N.V.
3.95%	03/29/27	100,000	107,639

		Principal Amount	Fair Value
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	$100,000	$106,679
Ingersoll-Rand Luxembourg Finance S.A.
4.50%	03/21/49	100,000	111,838
Intel Corp.
2.45%	11/15/29	100,000	99,866
2.60%	05/19/26	150,000	153,327
Inter-American Development Bank
1.25%	09/14/21	400,000	397,372
2.13%	01/15/25	200,000	203,400
2.38%	07/07/27	200,000	206,546
2.63%	04/19/21	100,000	101,244
3.00%	09/26/22	50,000	51,774
Intercontinental Exchange Inc.
3.45%	09/21/23	90,000	94,433
International Bank for Reconstruction & Development
1.50%	08/28/24	200,000	197,802
2.50%	03/19/24 - 07/29/25	300,000	310,589
2.75%	07/23/21	200,000	203,354
3.00%	09/27/23	150,000	157,156
International Business Machines Corp.
2.50%	01/27/22	150,000	151,819
2.85%	05/13/22	100,000	102,203
3.50%	05/15/29	130,000	139,719
4.00%	06/20/42	150,000	165,081
International Finance Corp.
2.00%	10/24/22	100,000	100,953
2.13%	04/07/26	150,000	152,482
2.25%	01/25/21	100,000	100,599
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	16,918
International Paper Co.
3.65%	06/15/24	150,000	157,981
Invesco Finance PLC
3.13%	11/30/22	100,000	102,759
Jabil Inc.
3.95%	01/12/28	100,000	102,661
4.70%	09/15/22	23,000	24,293
Jefferies Group LLC
5.13%	01/20/23	150,000	162,201
John Deere Capital Corp.
2.30%	06/07/21	100,000	100,635
2.35%	01/08/21	100,000	100,529
2.70%	01/06/23	100,000	102,172
2.88%	03/12/21	50,000	50,632
3.45%	06/07/23 - 03/13/25	75,000	79,457
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	175,000	177,770
2.90%	01/15/28	50,000	52,218
3.40%	01/15/38	25,000	26,826
3.50%	01/15/48	30,000	32,801
4.38%	12/05/33	150,000	179,106
Johnson Controls International PLC
3.63%	07/02/24	75,000	78,529	(i)
JPMorgan Chase & Co.
3.13%	01/23/25	150,000	156,604
3.25%	09/23/22	136,000	140,572
3.38%	05/01/23	150,000	156,108
4.50%	01/24/22	103,000	108,263
4.63%	05/10/21	100,000	103,610
6.40%	05/15/38	100,000	145,130
JPMorgan Chase & Co. (2.30% fixed rate until 10/15/24; 1.16% + SOFR thereafter)
2.30%	10/15/25	125,000	124,857	(h)
JPMorgan Chase & Co. (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)
2.74%	10/15/30	100,000	100,144	(h)
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21%	04/01/23	80,000	81,971	(h)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
JPMorgan Chase & Co. (3.51% fixed rate until 06/18/21; 0.61% + 3 month USD LIBOR thereafter)
3.51%	06/18/22	$100,000	$102,144	(h)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	150,000	159,099	(h)
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70%	05/06/30	175,000	188,596	(h)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	100,000	105,413	(h)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	150,000	166,008	(h)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	100,000	112,365	(h)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	100,000	108,488	(h)
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96%	11/15/48	100,000	113,152	(h)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	150,000	159,985	(h)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	150,000	170,821	(h)
Juniper Networks Inc.
3.75%	08/15/29	50,000	52,056
Kansas City Southern
4.70%	05/01/48	50,000	58,339
Kellogg Co.
2.65%	12/01/23	84,000	85,573
Kennametal Inc.
4.63%	06/15/28	25,000	26,610
Kentucky Utilities Co.
4.38%	10/01/45	40,000	46,161
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	103,106
Keurig Dr Pepper Inc.
3.55%	05/25/21	100,000	102,165
4.60%	05/25/28	50,000	56,316
4.99%	05/25/38	125,000	146,866
KeyBank NA
3.38%	03/07/23	150,000	156,259
3.90%	04/13/29	100,000	107,793
Keysight Technologies Inc.
3.00%	10/30/29	25,000	25,123
Kilroy Realty LP
3.45%	12/15/24	50,000	52,053
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	125,159
Kimco Realty Corp.
3.70%	10/01/49	50,000	48,760
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	264,767
Kinder Morgan Inc.
4.30%	06/01/25	115,000	124,604
5.05%	02/15/46	150,000	168,576
5.30%	12/01/34	100,000	117,796
KLA Corp.
4.65%	11/01/24	115,000	126,796
Koninklijke Philips N.V.
6.88%	03/11/38	100,000	143,023
Kraft Heinz Foods Co.
3.38%	06/15/21	15,000	15,272
4.63%	01/30/29	50,000	54,972
5.00%	06/04/42	150,000	160,620
5.20%	07/15/45	150,000	163,438

		Principal Amount	Fair Value
Kreditanstalt fuer Wiederaufbau
1.75%	09/15/21	$300,000	$300,492
2.00%	09/29/22 - 05/02/25	350,000	353,518
2.50%	02/15/22	200,000	203,482
2.63%	04/12/21 - 02/28/24	375,000	384,782
2.88%	04/03/28	175,000	187,547
L3Harris Technologies Inc.
3.83%	04/27/25	150,000	160,050
3.85%	12/15/26	100,000	107,072	(d)
4.85%	04/27/35	40,000	47,196
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	105,687
Lam Research Corp.
3.80%	03/15/25	115,000	123,117
Landwirtschaftliche Rentenbank
2.50%	11/15/27	100,000	104,269
Las Vegas Sands Corp.
2.90%	06/25/25	65,000	65,792
3.90%	08/08/29	40,000	41,889
Lazard Group LLC
4.38%	03/11/29	150,000	164,143
Lear Corp.
4.25%	05/15/29	25,000	25,867
Leggett & Platt Inc.
3.50%	11/15/27	50,000	51,570
4.40%	03/15/29	100,000	109,415
Liberty Property LP
4.38%	02/01/29	65,000	73,956
Life Storage LP
4.00%	06/15/29	50,000	53,470
Lincoln National Corp.
3.63%	12/12/26	50,000	52,826
4.20%	03/15/22	117,000	121,987
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	101,571
3.90%	03/12/24	100,000	105,747
4.45%	05/08/25	100,000	109,174
4.65%	03/24/26	150,000	163,239
Lloyds Banking Group PLC (2.86% fixed rate until 03/23/22; 1.25% + 3 month USD LIBOR thereafter)
2.86%	03/17/23	100,000	101,257	(h)
Lockheed Martin Corp.
3.60%	03/01/35	55,000	60,152
4.70%	05/15/46	150,000	190,324
Loews Corp.
2.63%	05/15/23	100,000	101,985
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	130,744
3.38%	09/15/25	30,000	31,695
LYB International Finance BV
4.88%	03/15/44	100,000	113,761
LYB International Finance II BV
3.50%	03/02/27	100,000	104,952
LyondellBasell Industries N.V.
6.00%	11/15/21	100,000	106,213
M&T Bank Corp.
3.55%	07/26/23	150,000	157,807
Macy’s Retail Holdings Inc.
3.88%	01/15/22	84,000	85,759
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	31,526
4.50%	04/01/48	25,000	26,601
4.75%	12/15/23	50,000	54,284
5.13%	12/15/26	50,000	56,697
Markel Corp.
3.50%	11/01/27	50,000	51,738
Marriott International Inc.
4.00%	04/15/28	150,000	162,091
Marsh & McLennan Companies Inc.
3.88%	03/15/24	100,000	106,713
4.38%	03/15/29	25,000	28,523
4.75%	03/15/39	100,000	121,240

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
4.90%	03/15/49	$15,000	$19,016
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	52,347
Masco Corp.
3.50%	04/01/21	60,000	60,875
4.38%	04/01/26	40,000	43,188
Massachusetts Institute of Technology
3.89%	07/01/16	126,000	138,009
Mastercard Inc.
2.00%	03/03/25	100,000	99,770
2.95%	11/21/26	100,000	104,373
McDonald’s Corp.
3.63%	09/01/49	30,000	30,664
3.70%	02/15/42	150,000	153,405
3.80%	04/01/28	50,000	54,467
McKesson Corp.
3.80%	03/15/24	150,000	157,839
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	120,825
Medtronic Inc.
4.63%	03/15/45	82,000	103,044
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	95,000	108,107
Merck & Company Inc.
2.40%	09/15/22	128,000	129,894
2.75%	02/10/25	70,000	72,571
3.40%	03/07/29	25,000	27,085
3.90%	03/07/39	25,000	28,579
4.00%	03/07/49	115,000	134,611
Mercy Health
4.30%	07/01/28	100,000	110,925
Methanex Corp.
5.25%	12/15/29	25,000	25,835
MetLife Inc.
4.13%	08/13/42	150,000	170,976
6.50%	12/15/32	150,000	211,258
Microchip Technology Inc.
3.92%	06/01/21	100,000	102,172
Micron Technology Inc.
4.64%	02/06/24	15,000	16,260
4.66%	02/15/30	100,000	110,154
Microsoft Corp.
1.55%	08/08/21	150,000	149,764
2.40%	02/06/22	100,000	101,422
2.88%	02/06/24	150,000	155,670
3.45%	08/08/36	200,000	219,290
3.50%	02/12/35	65,000	71,744
3.75%	05/01/43	150,000	167,578
4.10%	02/06/37	100,000	118,093
4.45%	11/03/45	125,000	156,676
Mid-America Apartments LP
4.20%	06/15/28	100,000	110,888
MidAmerican Energy Co.
3.65%	04/15/29	100,000	109,369
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	150,000	151,099
3.22%	03/07/22	100,000	102,421
3.46%	03/02/23	100,000	103,527
3.78%	03/02/25	100,000	106,536
3.96%	03/02/28	100,000	108,866
4.05%	09/11/28	100,000	110,103
4.15%	03/07/39	70,000	79,651
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	103,864
4.02%	03/05/28	100,000	109,035
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 0.98% + 3 month USD LIBOR thereafter)
2.84%	07/16/25	100,000	101,231	(h)
Molson Coors Beverage Co.
3.00%	07/15/26	95,000	96,073
Mondelez International Inc.
4.13%	05/07/28	100,000	110,898

		Principal Amount	Fair Value
Moody’s Corp.
4.88%	02/15/24 - 12/17/48	$150,000	$177,777
Morgan Stanley
2.63%	11/17/21	100,000	101,159
2.75%	05/19/22	100,000	101,728
3.13%	01/23/23	100,000	102,789
3.95%	04/23/27	150,000	160,639
4.00%	07/23/25	95,000	102,827
4.10%	05/22/23	150,000	158,298
4.35%	09/08/26	150,000	164,035
4.88%	11/01/22	150,000	160,881
5.50%	07/28/21	98,000	103,222
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	15,000	15,212	(h)
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	110,000	114,931	(h)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	107,589	(h)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	100,000	113,074	(h)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	117,815	(h)
Motorola Solutions Inc.
4.60%	02/23/28	100,000	108,535
MPLX LP
4.00%	03/15/28	35,000	36,310
4.25%	12/01/27	35,000	36,855	(d)
4.50%	04/15/38	30,000	30,592
4.70%	04/15/48	25,000	25,455
4.80%	02/15/29	70,000	76,806
4.90%	04/15/58	25,000	25,616
5.50%	02/15/49	70,000	79,414
MUFG Americas Holdings Corp.
3.00%	02/10/25	120,000	122,753
MUFG Union Bank NA
3.15%	04/01/22	100,000	102,354
Mylan Inc.
4.55%	04/15/28	100,000	107,652
Mylan N.V.
3.15%	06/15/21	100,000	101,283
National Australia Bank Ltd.
2.80%	01/10/22	100,000	101,695
National Fuel Gas Co.
4.75%	09/01/28	50,000	53,383
National Oilwell Varco Inc.
3.60%	12/01/29	100,000	100,433
National Retail Properties Inc.
3.60%	12/15/26	100,000	105,006
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	70,000	70,880
3.40%	02/07/28	100,000	106,202
3.70%	03/15/29	50,000	54,484
4.40%	11/01/48	10,000	11,892
NetApp Inc.
3.38%	06/15/21	110,000	111,879
Newmont Goldcorp Corp.
3.50%	03/15/22	150,000	153,883
Nexen Inc.
6.40%	05/15/37	100,000	136,875
NextEra Energy Capital Holdings Inc.
2.40%	09/01/21	50,000	50,371
2.75%	11/01/29	30,000	30,102
3.15%	04/01/24	100,000	103,656
3.50%	04/01/29	100,000	105,996
NIKE Inc.
2.38%	11/01/26	150,000	152,508
NiSource Inc.
2.65%	11/17/22	40,000	40,523

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
3.65%	06/15/23	$100,000	$104,040
4.38%	05/15/47	100,000	111,057
Noble Energy Inc.
3.25%	10/15/29	100,000	101,207
Nordic Investment Bank
2.25%	02/01/21	200,000	201,130
Nordstrom Inc.
4.38%	04/01/30	35,000	35,678
Norfolk Southern Corp.
3.80%	08/01/28	30,000	32,942
3.94%	11/01/47	160,000	171,850
Northern Trust Corp.
3.65%	08/03/28	100,000	109,461
Northrop Grumman Corp.
2.55%	10/15/22	100,000	101,503
2.93%	01/15/25	50,000	51,527
3.25%	01/15/28	65,000	67,805
4.03%	10/15/47	75,000	83,716
Northwell Healthcare Inc.
3.81%	11/01/49	50,000	50,398
Northwestern University
3.66%	12/01/57	10,000	11,057
Novartis Capital Corp.
2.40%	09/21/22	102,000	103,641
3.00%	11/20/25	150,000	157,839
NSTAR Electric Co.
3.20%	05/15/27	100,000	104,744
Nutrien Ltd.
3.63%	03/15/24	150,000	156,649
4.00%	12/15/26	100,000	106,710
5.00%	04/01/49	50,000	59,330
NXP BV/NXP Funding LLC
5.55%	12/01/28	100,000	117,082	(d)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	111,526
Occidental Petroleum Corp.
2.70%	08/15/22	25,000	25,273
2.90%	08/15/24	30,000	30,475
3.40%	04/15/26	140,000	143,322
3.50%	08/15/29	20,000	20,397
4.10%	02/15/47	100,000	97,140
4.40%	08/15/49	15,000	15,456
6.20%	03/15/40	142,000	169,636
Oesterreichische Kontrollbank AG
2.63%	01/31/22	150,000	152,758
2.88%	09/07/21	100,000	101,933
Ohio Power Co.
4.15%	04/01/48	100,000	114,888
Oklahoma Gas & Electric Co.
3.30%	03/15/30	50,000	52,346
Omega Healthcare Investors Inc.
4.50%	04/01/27	100,000	108,052
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	100,000	103,548
Oncor Electric Delivery Company LLC
2.75%	06/01/24	100,000	102,348
3.70%	11/15/28	100,000	109,096
3.80%	06/01/49	100,000	109,280
ONE Gas Inc.
4.50%	11/01/48	20,000	23,950
ONEOK Inc.
4.35%	03/15/29	50,000	54,297
ONEOK Partners LP
6.13%	02/01/41	162,000	196,650
Oracle Corp.
2.65%	07/15/26	100,000	102,358
3.25%	05/15/30	150,000	159,922
3.63%	07/15/23	125,000	132,151
4.00%	07/15/46	100,000	111,079
4.30%	07/08/34	100,000	117,105
Orange S.A.
9.00%	03/01/31	150,000	232,752

		Principal Amount	Fair Value
ORIX Corp.
4.05%	01/16/24	$100,000	$106,407
PACCAR Financial Corp.
3.10%	05/10/21	20,000	20,306
PacifiCorp
4.15%	02/15/50	50,000	57,448
6.25%	10/15/37	153,000	214,084
Packaging Corporation of America
3.40%	12/15/27	35,000	36,537
Parker-Hannifin Corp.
4.00%	06/14/49	20,000	21,696
4.20%	11/21/34	100,000	110,156
Patterson-UTI Energy Inc.
3.95%	02/01/28	100,000	97,035
PayPal Holdings Inc.
2.40%	10/01/24	35,000	35,341
2.85%	10/01/29	30,000	30,240
PepsiCo Inc.
2.00%	04/15/21	100,000	100,317
2.75%	03/01/23	150,000	154,071
2.88%	10/15/49	25,000	24,168
3.00%	10/15/27	100,000	105,969
3.38%	07/29/49	35,000	36,707
3.45%	10/06/46	50,000	52,990
PerkinElmer Inc.
3.30%	09/15/29	15,000	15,380
Petroleos Mexicanos
4.50%	01/23/26	100,000	99,531
5.50%	06/27/44	58,000	51,878
6.38%	01/23/45	150,000	145,318
6.49%	01/23/27	150,000	160,032	(d)
6.50%	01/23/29 - 06/02/41	242,000	244,693
6.75%	09/21/47	113,000	113,864
Pfizer Inc.
2.80%	03/11/22	100,000	102,237
3.00%	09/15/21	120,000	122,502
3.20%	09/15/23	125,000	130,440
3.45%	03/15/29	50,000	53,811
3.60%	09/15/28	50,000	54,735
3.90%	03/15/39	125,000	140,922
4.00%	12/15/36 - 03/15/49	125,000	142,436
4.30%	06/15/43	100,000	117,399
Philip Morris International Inc.
2.88%	05/01/24	150,000	154,192
3.13%	03/02/28	50,000	51,496
3.38%	08/15/29	50,000	52,433
3.88%	08/21/42	92,000	95,935
Phillips 66
3.90%	03/15/28	50,000	54,572
4.88%	11/15/44	45,000	54,307
Phillips 66 Partners LP
3.15%	12/15/29	50,000	49,814
3.75%	03/01/28	10,000	10,433
4.68%	02/15/45	10,000	10,794
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	100,000	103,449
4.50%	12/15/26	100,000	106,376
PNC Bank NA
2.55%	12/09/21	150,000	151,798
2.95%	02/23/25	100,000	103,549
3.10%	10/25/27	100,000	104,514
PPG Industries Inc.
3.75%	03/15/28	50,000	54,278
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	113,706
President & Fellows of Harvard College
3.15%	07/15/46	50,000	50,929
Principal Financial Group Inc.
3.40%	05/15/25	150,000	156,832
Prologis LP
4.25%	08/15/23	150,000	160,603

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	$20,000	$21,531
Providence St Joseph Health Obligated Group
2.53%	10/01/29	20,000	19,650
Prudential Financial Inc.
3.70%	03/13/51	50,000	52,645
3.94%	12/07/49	90,000	98,230
4.35%	02/25/50	100,000	115,266
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	114,504	(h)
Public Service Company of Colorado
3.70%	06/15/28	50,000	54,515
4.10%	06/15/48	30,000	34,518
Public Service Electric & Gas Co.
2.38%	05/15/23	100,000	101,309
3.20%	08/01/49	90,000	90,765
3.65%	09/01/28	25,000	27,233
Public Service Enterprise Group Inc.
2.88%	06/15/24	15,000	15,330
Public Storage
3.39%	05/01/29	30,000	31,895
Puget Energy Inc.
3.65%	05/15/25	50,000	51,631
QUALCOMM Inc.
4.30%	05/20/47	100,000	114,581
4.65%	05/20/35	150,000	178,699
Quest Diagnostics Inc.
4.25%	04/01/24	150,000	160,728
Raytheon Co.
3.15%	12/15/24	90,000	94,914
Realty Income Corp.
4.65%	08/01/23	100,000	108,250
Regency Centers LP
4.13%	03/15/28	50,000	54,022
Regions Financial Corp.
3.80%	08/14/23	100,000	105,884
Reinsurance Group of America Inc.
3.90%	05/15/29	50,000	53,668
RELX Capital Inc.
3.50%	03/16/23	30,000	31,218
4.00%	03/18/29	25,000	27,216
RenaissanceRe Holdings Ltd.
3.60%	04/15/29	25,000	26,381
Republic Services Inc.
2.50%	08/15/24	70,000	70,871
Reynolds American Inc.
4.45%	06/12/25	100,000	107,689
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	150,000	196,623
Rockwell Automation Inc.
3.50%	03/01/29	45,000	48,470
Rogers Communications Inc.
2.90%	11/15/26	100,000	101,869
3.00%	03/15/23	50,000	51,315
3.63%	12/15/25	60,000	63,955
3.70%	11/15/49	100,000	101,438
Roper Technologies Inc.
3.80%	12/15/26	100,000	107,546
Royal Bank of Canada
2.30%	03/22/21	150,000	150,792
2.75%	02/01/22	50,000	50,925
2.80%	04/29/22	100,000	102,122
Royal Bank of Scotland Group PLC
3.88%	09/12/23	100,000	104,705
5.13%	05/28/24	80,000	86,922
6.00%	12/19/23	75,000	83,301
6.10%	06/10/23	35,000	38,542
6.13%	12/15/22	85,000	92,998
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	112,920	(h)

		Principal Amount	Fair Value
RPM International Inc.
4.25%	01/15/48	$50,000	$49,236
Ryder System Inc.
3.40%	03/01/23	150,000	154,606
S&P Global Inc.
4.40%	02/15/26	100,000	111,053
Sabine Pass Liquefaction LLC
5.63%	03/01/25	135,000	151,764
5.75%	05/15/24	35,000	39,047
Sabra Health Care LP
3.90%	10/15/29	25,000	25,098
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	104,612
Sanofi
3.63%	06/19/28	100,000	110,726
Santander Holdings USA Inc.
3.40%	01/18/23	50,000	51,277
4.40%	07/13/27	50,000	54,053
4.45%	12/03/21	100,000	103,910
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	100,000	102,309	(h)
Santander UK PLC
2.88%	06/18/24	100,000	102,198
Seagate HDD Cayman
4.75%	06/01/23	51,000	54,109
Sempra Energy
3.80%	02/01/38	100,000	104,436
4.05%	12/01/23	50,000	53,256
Service Properties Trust
4.65%	03/15/24	150,000	155,862
Shell International Finance BV
3.13%	11/07/49	100,000	98,621
3.50%	11/13/23	140,000	147,482
4.00%	05/10/46	150,000	170,829
4.13%	05/11/35	150,000	174,775
4.38%	05/11/45	100,000	119,292
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	154,594
Simon Property Group LP
2.00%	09/13/24	100,000	99,664
2.45%	09/13/29	100,000	98,612
2.75%	02/01/23	121,000	123,707
3.25%	09/13/49	100,000	97,235
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	30,746
Southern California Edison Co.
3.40%	06/01/23	100,000	103,264
3.60%	02/01/45	125,000	122,564
4.20%	03/01/29	100,000	110,164
Southern Copper Corp.
5.88%	04/23/45	155,000	193,764
Southwest Airlines Co.
3.00%	11/15/26	100,000	102,518
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	103,393
Spectra Energy Partners LP
3.50%	03/15/25	150,000	157,090
Spirit Realty LP
3.40%	01/15/30	25,000	25,105
SSM Health Care Corp.
3.69%	06/01/23	10,000	10,398
Stanley Black & Decker Inc.
2.90%	11/01/22	150,000	153,708
Starbucks Corp.
3.10%	03/01/23	50,000	51,615
3.50%	03/01/28	50,000	53,645
3.75%	12/01/47	35,000	36,030
Stryker Corp.
3.65%	03/07/28	150,000	161,451
Sumitomo Mitsui Financial Group Inc.
2.70%	07/16/24	100,000	101,430

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
2.78%	10/18/22	$100,000	$101,934
3.01%	10/19/26	100,000	102,415
3.35%	10/18/27	50,000	52,128
3.94%	10/16/23	100,000	105,955
4.31%	10/16/28	100,000	111,759
Suncor Energy Inc.
6.85%	06/01/39	150,000	216,730
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	150,000	171,612
Svensk Exportkredit AB
1.63%	11/14/22	200,000	199,494
Svenska Handelsbanken AB
3.35%	05/24/21	150,000	152,956
Synchrony Financial
2.85%	07/25/22	15,000	15,200
3.95%	12/01/27	100,000	105,339
4.38%	03/19/24	35,000	37,335
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	100,000	103,471
4.40%	11/26/23	50,000	53,726
5.00%	11/26/28	50,000	58,258
Tampa Electric Co.
4.30%	06/15/48	50,000	57,820
Target Corp.
3.38%	04/15/29	50,000	54,348
3.90%	11/15/47	50,000	57,576
4.00%	07/01/42	150,000	172,293
TC PipeLines LP
3.90%	05/25/27	100,000	104,270
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	153,343
Teck Resources Ltd.
6.25%	07/15/41	100,000	114,800
Telefonica Emisiones S.A.
4.10%	03/08/27	100,000	108,272
Telefonica Emisiones S.A.
4.90%	03/06/48	150,000	171,462
TELUS Corp.
4.60%	11/16/48	50,000	58,929
Texas Instruments Inc.
3.88%	03/15/39	100,000	113,610
Textron Inc.
3.90%	09/17/29	50,000	53,378
The Allstate Corp.
4.20%	12/15/46	100,000	116,701
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	50,000	53,827	(h)
The Bank of New York Mellon Corp.
2.80%	05/04/26	30,000	30,838
3.00%	02/24/25	105,000	109,115
3.45%	08/11/23	100,000	105,391
3.50%	04/28/23	100,000	104,821
3.85%	04/28/28	100,000	111,847
The Bank of Nova Scotia
2.00%	11/15/22	100,000	100,178
2.50%	01/08/21	100,000	100,577
3.13%	04/20/21	100,000	101,589
The Boeing Co.
2.30%	08/01/21	15,000	15,083
2.95%	02/01/30	50,000	51,028
3.20%	03/01/29	50,000	52,258
3.38%	06/15/46	150,000	148,078
3.75%	02/01/50	50,000	53,165
The Charles Schwab Corp.
3.85%	05/21/25	150,000	162,952
The Clorox Co.
3.50%	12/15/24	150,000	159,732
The Coca-Cola Co.
2.13%	09/06/29	100,000	97,548
The Dayton Power & Light Co.
3.95%	06/15/49	15,000	15,351	(d)

		Principal Amount	Fair Value
The Dow Chemical Co.
3.00%	11/15/22	$137,000	$140,163
4.38%	11/15/42	137,000	146,713
The Estee Lauder Companies Inc.
2.00%	12/01/24	20,000	20,055
2.38%	12/01/29	20,000	19,994
3.13%	12/01/49	30,000	30,049
The George Washington University
4.13%	09/15/48	50,000	57,583
The Goldman Sachs Group Inc.
3.00%	04/26/22	100,000	101,215
3.50%	11/16/26	150,000	157,873
3.63%	02/20/24	180,000	188,874
3.85%	07/08/24	150,000	158,752
4.80%	07/08/44	100,000	120,590
5.75%	01/24/22	100,000	107,291
6.25%	02/01/41	150,000	210,882
6.75%	10/01/37	100,000	138,561
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	100,000	101,329	(h)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	100,000	108,728	(h)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	115,416
The Hershey Co.
3.38%	05/15/23	50,000	52,314
The Home Depot Inc.
2.13%	09/15/26	45,000	44,913
2.63%	06/01/22	190,000	193,587
3.90%	12/06/28	100,000	112,123
4.20%	04/01/43	150,000	173,706
4.40%	04/01/21	150,000	153,876
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	11,254
The JM Smucker Co.
3.38%	12/15/27	100,000	104,296
The Kroger Co.
3.85%	08/01/23	150,000	158,304
4.50%	01/15/29	100,000	112,538
5.40%	01/15/49	100,000	121,736
The Mosaic Co.
3.25%	11/15/22	50,000	51,295
4.05%	11/15/27	50,000	52,076
The New York and Presbyterian Hospital
3.95%	08/01/19	35,000	34,997
The PNC Financial Services Group Inc.
2.20%	11/01/24	50,000	50,179
3.50%	01/23/24	110,000	116,032
The Procter & Gamble Co.
1.70%	11/03/21	100,000	100,303
2.45%	11/03/26	100,000	103,086
The Progressive Corp.
4.35%	04/25/44	100,000	117,371
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	107,437
4.20%	01/15/22	100,000	103,652
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	100,000	105,038	(h)
The Timken Co.
4.50%	12/15/28	20,000	21,529
The Toronto-Dominion Bank
1.90%	12/01/22	25,000	25,024
2.65%	06/12/24	100,000	102,383
3.25%	06/11/21 - 03/11/24	200,000	206,765
The Travelers Companies Inc.
4.00%	05/30/47	100,000	112,979
5.35%	11/01/40	100,000	130,304
The Walt Disney Co.
3.38%	11/15/26	100,000	107,100

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
6.65%	11/15/37	$179,000	$265,901
The Western Union Co.
3.60%	03/15/22	150,000	154,750
The Williams Companies Inc.
3.70%	01/15/23	10,000	10,344
4.55%	06/24/24	40,000	43,160
4.85%	03/01/48	70,000	76,758
5.10%	09/15/45	150,000	166,761
5.75%	06/24/44	15,000	17,705
5.80%	11/15/43	150,000	177,882
Thermo Fisher Scientific Inc.
2.60%	10/01/29	150,000	148,623
4.15%	02/01/24	25,000	26,831
Time Warner Cable LLC
4.50%	09/15/42	150,000	153,567
Total Capital International S.A.
2.43%	01/10/25	50,000	50,663
2.75%	06/19/21	150,000	152,221
3.46%	02/19/29	100,000	108,363
Total Capital S.A.
3.88%	10/11/28	25,000	27,886
Toyota Motor Credit Corp.
2.60%	01/11/22	100,000	101,590
2.70%	01/11/23	100,000	102,160
2.95%	04/13/21	100,000	101,475
3.05%	01/08/21	25,000	25,310
3.45%	09/20/23	50,000	52,561
3.65%	01/08/29	100,000	109,799
TransCanada PipeLines Ltd.
4.25%	05/15/28	50,000	55,555
5.10%	03/15/49	50,000	61,177
7.63%	01/15/39	100,000	150,390
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	106,178
Truist Bank
2.63%	01/15/22	100,000	101,352
2.80%	05/17/22	50,000	50,961
3.00%	02/02/23	100,000	102,593
3.20%	04/01/24	50,000	52,021
Truist Financial Corp.
2.15%	02/01/21	100,000	100,287
2.85%	10/26/24	50,000	51,687
3.75%	12/06/23	100,000	106,001
4.00%	05/01/25	50,000	54,189
Tucson Electric Power Co.
4.85%	12/01/48	50,000	61,041
TWDC Enterprises 18 Corp.
2.30%	02/12/21	130,000	130,772
3.00%	07/30/46	60,000	59,268
Tyson Foods Inc.
4.00%	03/01/26	15,000	16,241
4.88%	08/15/34	70,000	83,795
5.10%	09/28/48	35,000	44,010
U.S. Bancorp
2.63%	01/24/22	100,000	101,690
3.00%	07/30/29	100,000	102,639
UDR Inc.
4.40%	01/26/29	50,000	55,754
Unilever Capital Corp.
2.00%	07/28/26	150,000	148,882
2.75%	03/22/21	100,000	101,108
2.90%	05/05/27	100,000	104,445
Union Electric Co.
2.95%	06/15/27	100,000	103,099
3.50%	03/15/29	25,000	26,879
3.65%	04/15/45	35,000	36,960
Union Pacific Corp.
3.00%	04/15/27	100,000	104,736
3.20%	06/08/21	100,000	101,871
3.50%	06/08/23	50,000	52,379
3.55%	08/15/39	15,000	15,554
3.70%	03/01/29	65,000	70,814

		Principal Amount	Fair Value
3.84%	03/20/60	$105,000	$106,602	(d)
3.95%	09/10/28 - 08/15/59	50,000	54,083
4.38%	09/10/38	15,000	17,086
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	188,162	201,604
United Parcel Service Inc.
2.05%	04/01/21	100,000	100,274
2.45%	10/01/22	175,000	177,786
3.05%	11/15/27	50,000	52,580
3.75%	11/15/47	50,000	53,688
United Technologies Corp.
3.35%	08/16/21	110,000	112,644
3.65%	08/16/23	20,000	21,092
3.95%	08/16/25	15,000	16,368
4.13%	11/16/28	30,000	33,773
4.45%	11/16/38	160,000	189,110
4.50%	06/01/42	158,000	189,646
4.63%	11/16/48	15,000	18,768
UnitedHealth Group Inc.
2.88%	08/15/29	75,000	77,173
2.95%	10/15/27	100,000	103,633
3.10%	03/15/26	150,000	156,807
3.50%	02/15/24 - 08/15/39	70,000	73,706
3.70%	12/15/25 - 08/15/49	75,000	80,575
3.75%	10/15/47	100,000	107,160
3.88%	12/15/28	15,000	16,573
4.45%	12/15/48	10,000	11,949
4.63%	07/15/35	45,000	54,608
6.88%	02/15/38	100,000	148,134
University of Notre Dame du Lac
3.39%	02/15/48	25,000	26,624
Unum Group
4.50%	12/15/49	30,000	29,412
US Bancorp
3.95%	11/17/25	100,000	109,740
US Bank NA
2.80%	01/27/25	150,000	155,124
Vale Overseas Ltd.
6.25%	08/10/26	100,000	117,136
6.88%	11/10/39	100,000	130,394
Valero Energy Corp.
6.63%	06/15/37	150,000	199,156
Valero Energy Partners LP
4.38%	12/15/26	100,000	109,132
Ventas Realty LP
4.00%	03/01/28	150,000	160,557
4.40%	01/15/29	100,000	110,069
VEREIT Operating Partnership LP
4.60%	02/06/24	20,000	21,635
4.88%	06/01/26	25,000	27,623
Verisk Analytics Inc.
4.13%	03/15/29	60,000	65,906
Verizon Communications Inc.
2.63%	08/15/26	100,000	101,680
3.38%	02/15/25	100,000	105,861
3.85%	11/01/42	136,000	146,964
3.88%	02/08/29	5,000	5,516
4.33%	09/21/28	109,000	123,755
4.40%	11/01/34	150,000	174,466
4.52%	09/15/48	150,000	179,635
4.81%	03/15/39	189,000	228,509
5.15%	09/15/23	100,000	111,055
5.25%	03/16/37	100,000	125,505
ViacomCBS Inc.
3.38%	03/01/22	150,000	153,495
4.00%	01/15/26	150,000	160,890
5.85%	09/01/43	100,000	125,643
Virginia Electric & Power Co.
3.80%	04/01/28	100,000	108,762
4.60%	12/01/48	60,000	73,807
4.65%	08/15/43	100,000	120,409

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
Visa Inc.
2.15%	09/15/22	$100,000	$101,133
4.30%	12/14/45	100,000	123,228
Vodafone Group PLC
4.25%	09/17/50	55,000	57,739
4.38%	05/30/28 - 02/19/43	205,000	222,196
5.00%	05/30/38	100,000	115,650
5.25%	05/30/48	50,000	60,146
Vornado Realty LP
3.50%	01/15/25	50,000	52,176
Vulcan Materials Co.
4.70%	03/01/48	50,000	56,612
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	55,932
4.50%	11/18/34	155,000	160,569
Walmart Inc.
2.35%	12/15/22	100,000	101,749
3.13%	06/23/21	50,000	51,069
3.25%	07/08/29	40,000	43,020
3.40%	06/26/23	50,000	52,536
3.63%	12/15/47	125,000	138,504
3.70%	06/26/28	100,000	110,224
3.95%	06/28/38	40,000	46,490
4.05%	06/29/48	185,000	219,752
Waste Connections Inc.
3.50%	05/01/29	50,000	52,968
Waste Management Inc.
2.90%	09/15/22	150,000	153,516
4.15%	07/15/49	65,000	74,293
WEC Energy Group Inc.
3.38%	06/15/21	65,000	66,301
Wells Fargo & Co.
2.50%	03/04/21	140,000	140,958
2.63%	07/22/22	100,000	101,567
3.75%	01/24/24	100,000	105,763
4.13%	08/15/23	150,000	159,219
4.15%	01/24/29	100,000	111,712
4.40%	06/14/46	150,000	172,246
4.65%	11/04/44	150,000	176,830
4.75%	12/07/46	100,000	120,398
5.61%	01/15/44	169,000	222,483
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 0.83% + 3 month USD LIBOR thereafter)
2.41%	10/30/25	90,000	90,046	(h)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	100,000	100,765	(h)
Wells Fargo Bank NA
3.55%	08/14/23	150,000	157,167
3.63%	10/22/21	100,000	102,956
Welltower Inc.
3.63%	03/15/24	25,000	26,266
4.25%	04/15/28	115,000	126,195
Western Midstream Operating LP
5.45%	04/01/44	150,000	132,238
Westinghouse Air Brake Technologies Corp.
3.45%	11/15/26	100,000	100,976
Westlake Chemical Corp.
4.38%	11/15/47	50,000	50,425
Westpac Banking Corp.
2.00%	08/19/21	100,000	100,163
2.80%	01/11/22	100,000	101,638
3.30%	02/26/24	100,000	104,270
3.35%	03/08/27	100,000	105,549
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	105,641	(h)
Weyerhaeuser Co.
7.38%	03/15/32	100,000	138,224
Whirlpool Corp.
3.70%	05/01/25	150,000	158,535
Willis North America Inc.
3.88%	09/15/49	35,000	35,072

		Principal Amount	Fair Value
4.50%	09/15/28	$50,000	$55,163
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	11,670
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	103,418
Wisconsin Public Service Corp.
3.30%	09/01/49	20,000	19,995
WP Carey Inc.
3.85%	07/15/29	50,000	52,823
WRKCo Inc.
4.20%	06/01/32	50,000	54,827
4.65%	03/15/26	100,000	110,413
Xcel Energy Inc.
3.30%	06/01/25	50,000	52,198
4.00%	06/15/28	100,000	109,420
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	78,100
Zoetis Inc.
4.70%	02/01/43	150,000	179,124
			126,322,203
Non-Agency Collateralized Mortgage Obligations – 0.3%
BANK 2018-BNK14
4.23%	09/15/60	191,106	213,813	(h)
BANK 2019-BNK20
3.01%	09/15/61	50,000	51,462
BANK 2019-BNK21
2.85%	10/17/52	350,000	355,481
BANK 2019-BNK22
2.98%	11/15/62	50,000	51,302
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	56,244
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	111,870
Benchmark 2019-B13 Mortgage Trust
2.95%	08/15/57	100,000	102,386
Benchmark Mortgage Trust
4.12%	07/15/51	100,000	111,002	(h)
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	158,972
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	100,000	105,419
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	316,074
COMM 2012-CCRE 1 Mortgage Trust
3.39%	05/15/45	234,356	239,719
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	212,181
COMM 2015-LC19 Mortgage Trust
3.18%	02/10/48	150,000	155,554
COMM 2016-DC2 Mortgage Trust
3.77%	02/10/49	190,000	202,915
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	200,000	222,616	(h)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	157,008
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	81,441
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	204,729	219,330
GS Mortgage Securities Trust 2019-GC38
3.97%	02/10/52	50,000	55,245
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	265,030
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	180,258	185,391	(h)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	79,631
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.41%	03/15/50	150,000	157,711
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	514,822

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

		Principal Amount	Fair Value
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	$150,000	$159,685
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	197,187
UBS Commercial Mortgage Trust 2018-C15
4.07%	12/15/51	100,000	111,083
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	153,267	155,873
4.69%	10/15/45	220,000	230,454	(h)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	150,000	158,960
Wells Fargo Commercial Mortgage Trust 2018-C46
4.15%	08/15/51	200,000	222,290
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	205,110
WFRBS Commercial Mortgage Trust 2013-C17
4.02%	12/15/46	35,000	37,120
WFRBS Commercial Mortgage Trust 2014-C23
3.65%	10/15/57	67,431	71,027
			5,931,408
Sovereign Bonds – 0.4%
Export Development Canada
2.50%	01/24/23	200,000	204,864
Export-Import Bank of Korea
3.00%	11/01/22	200,000	205,228
3.63%	11/27/23	200,000	210,790
Government of Canada
2.63%	01/25/22	100,000	102,018
Government of Chile
3.13%	01/21/26	200,000	208,330
3.50%	01/25/50	200,000	209,606
Government of Colombia
5.00%	06/15/45	150,000	174,510
6.13%	01/18/41	150,000	194,382
Government of Hungary
5.38%	03/25/24	100,000	112,749
Government of Indonesia
4.75%	02/11/29	100,000	114,561
Government of Israel
2.88%	03/16/26	200,000	208,802
3.25%	01/17/28	200,000	214,832
Government of Italy
5.38%	06/15/33	150,000	174,156
Government of Mexico
4.00%	10/02/23	200,000	210,770
4.35%	01/15/47	100,000	105,593
4.75%	03/08/44	102,000	112,804
5.75%	10/12/10	172,000	203,555
6.05%	01/11/40	130,000	169,019
Government of Panama
3.75%	03/16/25	200,000	212,448
6.70%	01/26/36	150,000	210,325
Government of Peru
6.55%	03/14/37	147,000	214,805
7.35%	07/21/25	100,000	126,119
Government of Philippines
3.70%	03/01/41	100,000	113,400
3.75%	01/14/29	100,000	110,483
4.00%	01/15/21	100,000	102,114
4.20%	01/21/24	200,000	215,634
Government of Poland
3.00%	03/17/23	147,000	151,498
3.25%	04/06/26	100,000	106,065
5.00%	03/23/22	100,000	106,900
Government of Uruguay
4.50%	08/14/24	200,000	216,132
4.98%	04/20/55	200,000	236,176
Iraq Government AID Bond
2.15%	01/18/22	480,000	484,238
Japan Bank for International Cooperation
1.63%	10/17/22	200,000	198,594
2.88%	07/21/27	100,000	104,622

		Principal Amount	Fair Value
3.38%	10/31/23	$200,000	$210,554
Korea International Bond
2.50%	06/19/29	100,000	101,292
Province of Alberta Canada
2.95%	01/23/24	50,000	52,047
3.35%	11/01/23	150,000	158,447
Province of Manitoba Canada
2.60%	04/16/24	100,000	102,862
Province of Ontario Canada
2.55%	02/12/21	150,000	151,280
3.05%	01/29/24	250,000	261,310
3.40%	10/17/23	150,000	158,642
Province of Quebec Canada
2.38%	01/31/22	200,000	202,592
The Korea Development Bank
2.13%	10/01/24	100,000	99,772
2.63%	02/27/22	200,000	202,548
			7,747,468
Municipal Bonds and Notes – 0.1%
American Municipal Power Inc.
6.27%	02/15/50	100,000	133,589
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	120,655
Chicago Transit Authority
6.90%	12/01/40	75,000	101,319
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	115,889
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	99,175
East Bay Municipal Utility District
5.87%	06/01/40	100,000	137,245
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	156,317
6.60%	07/01/50	90,000	144,444
Los Angeles Unified School District
5.76%	07/01/29	110,000	133,374
Municipal Electric Authority of Georgia
6.64%	04/01/57	124,000	166,963
New York City Water & Sewer System
6.01%	06/15/42	50,000	72,452
New York State Dormitory Authority
3.14%	07/01/43	50,000	49,572
New York State Urban Development Corp.
3.90%	03/15/33	25,000	26,864
North Texas Tollway Authority
6.72%	01/01/49	100,000	156,893
Port Authority of New York & New Jersey
5.31%	08/01/46	200,000	221,446
Sales Tax Securitization Corp.
4.64%	01/01/40	25,000	28,025
South Carolina State Public Service Authority
6.45%	01/01/50	50,000	73,530
State of California
7.60%	11/01/40	100,000	165,071
University of California
4.60%	05/15/31	100,000	114,276
6.58%	05/15/49	100,000	143,981
University of Texas System
4.79%	08/15/46	100,000	124,015
			2,485,095
U.S. Government Sponsored Agency – 0.0% *
Tennessee Valley Authority
3.50%	12/15/42	500,000	558,355
Total Bonds and Notes (Cost $506,659,170)			527,040,659

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 14.9%

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,527,990	$58,423,515
SPDR Bloomberg Barclays High Yield Bond ETF	1,233,354	135,101,597	(j)
SPDR Dow Jones REIT ETF	917,656	93,619,265	(j)
		287,144,377
Total Exchange Traded & Mutual Funds (Cost $283,988,898)		287,144,377
Total Investments in Securities (Cost $1,731,302,581)		1,877,280,767

	Number of Shares	Fair Value
Short-Term Investments – 3.2%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $60,902,376)	60,902,376	$60,902,376	(e,j,k)

Total Investments (Cost $1,792,204,957)		1,938,183,143

Liabilities in Excess of Other Assets, net – (0.9)%		(17,079,153)

NET ASSETS – 100.0%		$1,921,103,990

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	March 2020	6	$493,006	$501,180	$8,174
MSCI EAFE Mini Index Futures	March 2020	15	1,517,561	1,527,375	9,814
MSCI Emerging Market Mini Futures	March 2020	83	4,404,330	4,648,830	244,500
S&P 500 Emini Index Futures	March 2020	7	1,112,714	1,130,885	18,171
					$280,659

During the year ended December 31, 2019, average notional values related to long futures contracts was $13,456,454.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Fund’s Board of Directors.
(c)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Fund’s Board of Directors. Security value is determined based on level 3 inputs.
(d)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to $8,856,180 or 0.46% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(e)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(f)	Security traded on different exchanges.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(h)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(i)	Step coupon bond.
(j)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2019.
*	Less than 0.05%.

Abbreviations:
ADR	American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

GDR	Global Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Domestic Equity	$645,043,583	$327	$—	$645,043,910
	Foreign Equity	417,940,794	110,025	1,002	418,051,821
	U.S. Treasuries	—	245,910,372	—	245,910,372
	Agency Mortgage Backed	—	132,652,003	—	132,652,003
	Agency Collateralized Mortgage Obligations	—	3,501,304	—	3,501,304
	Asset Backed	—	1,932,451	—	1,932,451
	Corporate Notes	—	126,322,203	—	126,322,203
	Non-Agency Collateralized Mortgage Obligations	—	5,931,408	—	5,931,408
	Sovereign Bonds	—	7,747,468	—	7,747,468
	Municipal Bonds and Notes	—	2,485,095	—	2,485,095
	U.S. Government Sponsored Agencies	—	558,355	—	558,355
	Exchange Traded & Mutual Funds	287,144,377	—	—	287,144,377
	Short-Term Investments	60,902,376	—	—	60,902,376

Total Investments in Securities		$1,411,031,130	$527,151,011	$1,002	$1,938,183,143

Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$280,659	$—	$—	$280,659

The Fund was invested in the following countries/territories at December 31, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	75.54%
Japan	3.21%
United Kingdom	2.61%
Canada	2.15%
Switzerland	2.14%
France	1.44%
Australia	1.33%
Germany	1.21%
China	1.17%
Ireland	0.99%
Hong Kong	0.72%
Taiwan	0.58%
Sweden	0.56%
Netherlands	0.46%
South Korea	0.44%
Italy	0.43%
India	0.39%
Bermuda	0.38%
Singapore	0.36%
Supranational	0.30%
Brazil	0.30%
Finland	0.30%
Spain	0.28%
Israel	0.26%
Russian Federation	0.23%
Denmark	0.20%
South Africa	0.19%
Belgium	0.15%
Mexico	0.15%
New Zealand	0.15%
Thailand	0.12%
Puerto Rico	0.11%
Malaysia	0.10%
Luxembourg	0.10%
Norway	0.09%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

Country/Territory	Percentage (based on Fair Value)
Cayman Islands	0.08%
Colombia	0.08%
Poland	0.07%
Chile	0.06%
Saudi Arabia	0.06%
Panama	0.06%
Turkey	0.05%
Philippines	0.05%
Indonesia	0.05%
Qatar	0.05%
Portugal	0.04%
Hungary	0.03%
Iraq	0.03%
Greece	0.03%
Uruguay	0.02%
United Arab Emirates	0.02%
Peru	0.02%
Czech Republic	0.02%
Austria	0.01%
Czech	0.01%
Monaco	0.01%
Guernsey	0.01%
Pakistan	0.00%
UAE	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2019 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	14.81%	0.00%	14.81%
Property & Casualty Insurance	1.96%	0.35%	2.31%
Multi-Line Insurance	0.30%	1.38%	1.68%
Pharmaceuticals	1.01%	0.64%	1.65%
Semiconductor Equipment	1.47%	0.06%	1.53%
IT Consulting & Other Services	0.32%	1.14%	1.46%
Electric Utilities	0.88%	0.50%	1.38%
Multi-Sector Holdings	1.13%	0.23%	1.36%
Life & Health Insurance	0.56%	0.76%	1.32%
Integrated Telecommunication Services	0.24%	1.04%	1.28%
Industrial Machinery	0.59%	0.66%	1.25%
Healthcare Equipment	0.98%	0.18%	1.16%
Diversified Banks	0.00%	1.15%	1.15%
Technology Hardware, Storage & Peripherals	0.65%	0.48%	1.13%
Application Software	1.11%	0.00%	1.11%
Industrial Gases	0.52%	0.55%	1.07%
Automobile Manufacturers	0.74%	0.30%	1.04%
Oil & Gas Refining & Marketing	0.96%	0.07%	1.03%
General Merchandise Stores	0.65%	0.34%	0.99%
Industrial Conglomerates	0.87%	0.06%	0.93%
Home Building	0.32%	0.53%	0.85%
Retail REITs	0.47%	0.34%	0.81%
Semiconductors	0.60%	0.17%	0.77%
Hypermarkets & Super Centers	0.70%	0.06%	0.76%
Movies & Entertainment	0.68%	0.05%	0.73%
Reinsurance	0.10%	0.63%	0.73%
Apparel Retail	0.67%	0.05%	0.72%
Packaged Foods & Meats	0.44%	0.27%	0.71%
Mortgage REITs	0.70%	0.00%	0.70%
Restaurants	0.66%	0.01%	0.67%
Food Retail	0.07%	0.60%	0.67%
Household Products	0.61%	0.05%	0.66%
Integrated Oil & Gas	0.21%	0.45%	0.66%
Systems Software	0.57%	0.04%	0.61%
Data Processing & Outsourced Services	0.55%	0.05%	0.60%
Multi-Utilities	0.42%	0.18%	0.60%
Auto Parts & Equipment	0.20%	0.39%	0.59%
Trading Companies & Distributors	0.18%	0.39%	0.57%
Regional Banks	0.41%	0.13%	0.54%
Tires & Rubber	0.02%	0.46%	0.48%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

Industry	Domestic	Foreign	Total
Asset Management & Custody Banks	0.17%	0.29%	0.46%
Construction & Engineering	0.23%	0.22%	0.45%
Diversified REITs	0.20%	0.24%	0.44%
Aerospace & Defense	0.33%	0.11%	0.44%
Personal Products	0.01%	0.42%	0.43%
Consumer Finance	0.42%	0.00%	0.42%
Metal & Glass Containers	0.41%	0.00%	0.41%
Automotive Retail	0.36%	0.04%	0.40%
Technology Distributors	0.36%	0.04%	0.40%
Gas Utilities	0.13%	0.25%	0.38%
Healthcare Facilities	0.36%	0.00%	0.36%
Diversified Support Services	0.35%	0.00%	0.35%
Healthcare Distributors	0.24%	0.10%	0.34%
Internet & Direct Marketing Retail	0.18%	0.17%	0.35%
Construction Machinery & Heavy Trucks	0.29%	0.05%	0.34%
Financial Exchanges & Data	0.17%	0.15%	0.32%
Research & Consulting Services	0.16%	0.14%	0.30%
Advertising	0.24%	0.05%	0.29%
Environmental & Facilities Services	0.29%	0.00%	0.29%
Steel	0.10%	0.17%	0.27%
Biotechnology	0.24%	0.01%	0.25%
Office REITs	0.06%	0.18%	0.24%
Specialized REITs	0.23%	0.00%	0.23%
Health Care REITs	0.23%	0.00%	0.23%
Managed Healthcare	0.22%	0.00%	0.22%
Specialty Chemicals	0.04%	0.18%	0.22%
Electronic Manufacturing Services	0.17%	0.05%	0.22%
Electronic Equipment & Instruments	0.07%	0.15%	0.22%
Diversified Real Estate Activities	0.00%	0.22%	0.22%
Industrial REITs	0.01%	0.20%	0.21%
Healthcare Services	0.12%	0.09%	0.21%
Electronic Components	0.03%	0.18%	0.21%
Cable & Satellite	0.15%	0.06%	0.21%
Apparel, Accessories & Luxury Goods	0.01%	0.19%	0.20%
Footwear	0.14%	0.06%	0.20%
Specialty Stores	0.17%	0.03%	0.20%
Independent Power Producers & Energy Traders	0.08%	0.11%	0.19%
Trucking	0.16%	0.03%	0.19%
Human Resource & Employment Services	0.11%	0.08%	0.19%
Distributors	0.18%	0.00%	0.18%
Wireless Telecommunication Services	0.01%	0.17%	0.18%
Building Products	0.12%	0.05%	0.17%
Air Freight & Logistics	0.17%	0.00%	0.17%
Life Sciences Tools & Services	0.10%	0.07%	0.17%
Broadcasting	0.09%	0.07%	0.16%
Thrifts & Mortgage Finance	0.15%	0.00%	0.15%
Leisure Products	0.03%	0.12%	0.15%
Interactive Media & Services	0.04%	0.10%	0.14%
Real Estate Development	0.00%	0.14%	0.14%
Real Estate Operating Companies	0.00%	0.14%	0.14%
Department Stores	0.00%	0.13%	0.13%
Other Diversified Financial Services	0.05%	0.08%	0.13%
Airlines	0.03%	0.10%	0.13%
Diversified Metals & Mining	0.00%	0.12%	0.12%
Food Distributors	0.10%	0.02%	0.12%
Marine	0.00%	0.12%	0.12%
Consumer Electronics	0.12%	0.00%	0.12%
Commodity Chemicals	0.01%	0.10%	0.11%
Insurance Brokers	0.11%	0.00%	0.11%
Commercial Printing	0.01%	0.09%	0.10%
Oil & Gas Storage & Transportation	0.05%	0.05%	0.10%
Electrical Components & Equipment	0.08%	0.02%	0.10%
Investment Banking & Brokerage	0.10%	0.00%	0.10%
Household Appliances	0.00%	0.09%	0.09%
Home Improvement Retail	0.04%	0.05%	0.09%
Home Furnishing Retail	0.08%	0.00%	0.08%
Internet Services & Infrastructure	0.00%	0.08%	0.08%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Gold	0.00%	0.07%	0.07%
Residential REITs	0.07%	0.00%	0.07%
Construction Materials	0.00%	0.07%	0.07%
Paper Packaging	0.07%	0.00%	0.07%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

Industry	Domestic	Foreign	Total
Soft Drinks	0.05%	0.02%	0.07%
Agricultural Products	0.00%	0.06%	0.06%
Renewable Electricity	0.00%	0.06%	0.06%
Railroads	0.00%	0.06%	0.06%
Airport Services	0.03%	0.02%	0.05%
Coal & Consumable Fuels	0.01%	0.04%	0.05%
Agricultural & Farm Machinery	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Hotels, Resorts & Cruise Lines	0.05%	0.00%	0.05%
Communications Equipment	0.04%	0.01%	0.05%
Publishing	0.02%	0.02%	0.04%
Healthcare Supplies	0.04%	0.00%	0.04%
Brewers	0.04%	0.00%	0.04%
Oil & Gas Equipment & Services	0.04%	0.00%	0.04%
Computer & Electronics Retail	0.00%	0.04%	0.04%
Drug Retail	0.00%	0.03%	0.03%
Education Services	0.03%	0.00%	0.03%
Diversified Capital Markets	0.00%	0.03%	0.03%
Highways & Railtracks	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.02%	0.02%
Diversified Chemicals	0.00%	0.02%	0.02%
Water Utilities	0.00%	0.02%	0.02%
Casinos & Gaming	0.00%	0.02%	0.02%
Oil & Gas Drilling	0.02%	0.00%	0.02%
Office Services & Supplies	0.02%	0.00%	0.02%
Tobacco	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Security & Alarm Services	0.00%	0.02%	0.02%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Paper Products	0.02%	0.00%	0.02%
Oil & Gas Exploration & Production	0.01%	0.00%	0.01%
Precious Metals & Minerals	0.00%	0.01%	0.01%
Fertilizers & Agricultural Chemicals	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Alternative Carriers	0.01%	0.00%	0.01%
Healthcare Technology	0.01%	0.00%	0.01%
Specialized Finance	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%
Specialized Consumer Services	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Aluminum	0.00%	0.00%	0.00%
Banks	0.00%	0.00%	0.00%

			69.67%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	12.69%
Agency Mortgage Backed	6.84%
Corporate Notes	6.52%
Sovereign Bonds	0.40%
Non-Agency Collateralized Mortgage Obligations	0.30%
Agency Collateralized Mortgage Obligations	0.18%
Municipal Bonds and Notes	0.13%
Asset Backed	0.10%
U.S. Government Sponsored Agencies	0.03%

27.19%

Short-Term Investments
Short-Term Investments	3.14%

3.14%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	December 31, 2019

Affiliate Table
	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	2,846,551	95,615,648	83,544,615	52,501,879	(347,906)	8,791,119	1,233,354	$135,101,597	7,362,300	—
SPDR Dow Jones REIT ETF	410,485	35,301,710	110,472,890	62,269,080	2,020,884	8,092,861	917,656	93,619,265	3,193,298	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	90,625,489	90,625,489	553,501,715	583,224,828	—	—	60,902,376	60,902,376	1,321,374	—

TOTAL		$221,542,847	$747,519,220	$697,995,787	$1,672,978	$16,883,980		$289,623,238	$11,876,972	$—

See Notes to Schedules of Investments and Notes to Financial Statements.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President

Date:	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	February 28, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date:	February 28, 2020